UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of Registrant as specified in charter)

922 Walnut St., Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri 64106
(Address of principal executive offices) (Zip code)

David W. Grim

Stradley Ronon Stevens & Young, LLP

2000 K Street, N.W., Suite 700

Washington, DC 20006-1871

(Name and address of agent for service)

Registrant’s telephone number, including area code:1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 04/30/22

ITEM 1.	REPORTS TO SHAREHOLDERS.

(a)	The Semi-Annual Report to Shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) is filed herewith.

Commerce Funds

SEMI-ANNUAL REPORT

APRIL 30, 2022

These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

These securities have not been approvedordisapprovedbythe Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacyofthis prospectus. Anyrepresentation to the contrary is acriminal offense.

LIFE'S DIRECTION

At The Commerce Funds, we're committed to providing sound investment choices to help you realize your most important financial goals, no matter where life takes you.

We offer a full range of mutual funds managed by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank. With a choice of 8 portfolios—each targeting a specific investment goal—we make it easy for you to invest with confidence not just today, but throughout all stages of your life.

COMMERCE FUNDS
RISK/REWARD LANDSCAPE
POTENTIAL REWARD
Short-Term Government
Bond
National Tax-Free Intermediate Bond
Missouri Tax-Free Intermediate Bond
Kansas Tax-Free Intermediate Bond
Value
Growth
MidCap Growth
RISK

The reports concerning The Commerce Funds portfolios (each a "Fund" and together, the "Funds") included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management's predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Commerce Investment Advisors, Inc. (the "Adviser" or "Commerce") believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

References to a specific company's securities should not be construed as a recommendation or investment advice and there can be no assurance that as of the date of publication of this report, the securities mentioned in each Fund's portfolio are still held or that the securities sold have not been repurchased.

LIFE’S DIRECTION
At TheCommerce Funds, we’recommittedtoproviding sound investmentchoices to help yourealizeyour most important financial goals, no matter where life takes you.
We offer afull range of mutual funds managed by CommerceInvestmentAdvisors, Inc., a subsidiary of Commerce Bank. With achoice of 8portfolios—each targeting aspecific investment goal—we make it easy for you to invest with confidence not just today, but throughout all stages of your life.
Behind each of our Funds is a carefully defined investment philosophy and a commitment to the highest investment standards. This means, whether you are building a nest egg for retirement, planning for your child’s education, or saving fora special need, you can find investment options at The Commerce Funds.
In general, greater returns are associated with greater risks and increased risks create the potential for greater losses.
Thereports concerning TheCommerce Funds portfolios (eacha“Fund” and together,the “Funds”) included in this shareholder reportmay contain certain forward-looking statements about the factors that mayaffect the performance of the Funds in the future.These statements are based on Fund management’spredictions and expectations concerning certain future events and their expected impact on the Funds,suchasperformance of the economy as awhole and of specificindustrysectors,changes in the levels of interest rates,the impact of developing world events,and other factors that may influence the future performance of the Funds.Commerce Investment Advisors,Inc.(the “Adviser” or “Commerce”) believes these forward-looking statements to be reasonable,although they are inherently uncertain and difficult to predict. Actual events maycause adjustments in portfolio management strategies from those currently expected to be employed.
References to aspecificcompany’ssecurities should not be construed as arecommendation or investment advice and there can be no assurance that as of the date of publication of this report, the securities mentioned in eachFund’sportfolio are still held or that the securities sold have not been repurchased.

THE COMMERCE FUNDS

Please note:

The information in this semi-annual report is as of April 30, 2022 and is unaudited. The securities mentioned in this report may no longer be held by the Funds. To view more recent information about each Fund’s performance and portfolio or to obtain a prospectus, please visit our website at www.commercefunds.com. This report is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus, which contains more complete information about the Funds’ investment policies, management and expenses. Investors should read the prospectus carefully before investing.

You may also receive information about the Funds by calling toll free 1-800-995-6365 or by writing to P.O. Box 219525, Kansas City, Missouri, 64121-9525, or you may contact your investment professional. The Commerce Funds publish performance and portfolio information for each Fund at the end of every calendar quarter. Investors should read the prospectus carefully before investing or sending money.

THE COMMERCE FUNDS

Performance Summaries

April 30, 2022 (Unaudited)

The following is performance information for the Funds. The returns represent past performance. Past performance is no guarantee of future results. The Funds’ investment returns will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Funds are not subject to a sales charge, so a sales charge is not applied to their total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Funds. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2021 - April 30, 2022	Fund Total Return(a)	Index Total Return	Index
Equity Funds:
Growth	–14.55%	–17.84%	Russell 1000® Growth(b)
Value	0.10	–3.94	Russell 1000® Value(c)
MidCap Growth	–16.63	–25.44	Russell Midcap® Growth(d)
Fixed Income Funds:
Bond	–9.01	–9.47	Bloomberg Aggregate Bond(e)
Short-Term Government	–4.48	–4.40	Bloomberg 1-5 Year Government Bond(f)
National Tax-Free Intermediate Bond	–7.34	–7.17	Bloomberg 3-15 Year Blend Municipal Bond(g)
Missouri Tax-Free Intermediate Bond	–6.87	–7.17	Bloomberg 3-15 Year Blend Municipal Bond(g)
Kansas Tax-Free Intermediate Bond	–7.26	–7.17	Bloomberg 3-15 Year Blend Municipal Bond(g)

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns are not annualized.

(b)	The Russell 1000® Growth Index, an unmanaged index, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(c)	The Russell 1000® Value Index, an unmanaged index, measures the performance of the large-cap value segment of the U.S. equity universe. It includes Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Russell Midcap® Growth Index, an unmanaged index, measures the performance of the mid-cap growth segment at the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(e)	The Bloomberg Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage backed securities. The Index figures do not reflect any deduction for fees, taxes or expenses.

(f)	The Bloomberg 1-5 Year Government Bond Index is an unmanaged index comprised of U.S. Treasury and Agency securities with a minimum principal amount outstanding of $250 million and a final maturity of at least one year but no more than five years. The Index figures do not reflect any deduction for fees, taxes or expenses.

(g)	The Bloomberg 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses.

Recent Market Events related to COVID-19

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. The outbreak has resulted in travel and border restrictions, quarantines, curfews, restrictions on large gatherings, cancellations, lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains and general public concern and uncertainty. While governments have taken unprecedented actions to limit disruption to the financial system caused by COVID-19, global financial markets have experienced, and may continue to experience, significant losses in value, volatility and liquidity constraints resulting from the spread of the disease. Although vaccines for COVID-19 are becoming more widely available, the future impact of COVID-19 is currently unknown, and the pace of recovery may vary from market to market, which may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect a Fund’s performance and the performance of the securities in which a Fund invests, and may lead to losses on your investment in the Fund. The full extent of the impact of COVID-19 on a Fund’s performance cannot be determined at this time and will depend on future developments, including the duration and the continued spread of the disease as well as the availability and success of related vaccines. The Commerce Funds’ long-term commitment to shareholders remains unchanged, and we encourage you to maintain perspective and stay current with timely commentary and investment insights by visiting Commercefunds.com.

THE GROWTH FUND

Schedule of Investments

April 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%
Automobiles* – 2.9%
5,845	Tesla, Inc.	$ 5,089,592

Beverages – 1.4%
13,695	PepsiCo., Inc.	2,351,568

Biotechnology – 1.3%
9,505	Amgen, Inc.	2,216,471

Capital Markets – 1.9%
17,702	Raymond James Financial, Inc.	1,725,237
12,750	T. Rowe Price Group, Inc.	1,568,760

		3,293,997

Chemicals – 3.5%
23,745	RPM International, Inc.	1,968,460
15,205	The Scotts Miracle-Gro Co.	1,580,256
9,010	The Sherwin-Williams Co.	2,477,390

		6,026,106

Commercial Services & Supplies – 3.5%
14,975	Copart, Inc.*	1,701,909
56,555	Rollins, Inc.	1,896,855
14,525	Waste Management, Inc.	2,388,491

		5,987,255

Containers & Packaging – 0.9%
20,405	Ball Corp.	1,656,070

Electrical Equipment – 1.0%
6,895	Rockwell Automation, Inc.	1,742,160

Electronic Equipment, Instruments & Components – 3.2%
29,865	Amphenol Corp. Class A	2,135,347
10,785	CDW Corp.	1,759,896
25,585	Cognex Corp.	1,730,314

		5,625,557

Entertainment* – 0.9%
12,600	Take-Two Interactive Software, Inc.	1,505,826

Equity Real Estate Investment Trusts (REITs) – 2.5%
26,095	Equity LifeStyle Properties, Inc.	2,016,622
6,035	Public Storage	2,242,002

		4,258,624

Health Care Equipment & Supplies – 2.4%
19,115	Abbott Laboratories	2,169,552
8,560	Stryker Corp.	2,065,186

		4,234,738

Health Care Providers & Services – 1.3%
4,385	UnitedHealth Group, Inc.	2,229,992

Hotels, Restaurants & Leisure – 2.5%
9,375	McDonald’s Corp.	2,335,875
25,855	Starbucks Corp.	1,929,817

		4,265,692

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services* – 7.8%
4,395	Alphabet, Inc. Class A	$ 10,030,225
17,095	Meta Platforms, Inc. Class A	3,427,035

		13,457,260

Internet & Direct Marketing Retail – 6.6%
3,890	Amazon.com, Inc.*	9,669,101
33,140	eBay, Inc.	1,720,629

		11,389,730

IT Services – 7.5%
12,485	Broadridge Financial Solutions, Inc.	1,799,463
22,820	Fiserv, Inc.*	2,234,534
7,780	FleetCor Technologies, Inc.*	1,941,266
10,015	Jack Henry & Associates, Inc.	1,898,644
6,465	Mastercard, Inc. Class A	2,349,252
12,725	Visa, Inc. Class A	2,712,079

		12,935,238

Life Sciences Tools & Services – 3.4%
16,510	Agilent Technologies, Inc.	1,969,148
1,375	Mettler-Toledo International, Inc.*	1,756,604
3,925	Thermo Fisher Scientific, Inc.	2,170,211

		5,895,963

Machinery – 1.2%
10,690	Illinois Tool Works, Inc.	2,107,106

Media* – 1.0%
4,025	Charter Communications, Inc. Class A	1,724,672

Multiline Retail – 1.4%
10,115	Dollar General Corp.	2,402,616

Personal Products – 1.2%
8,140	The Estee Lauder Cos., Inc. Class A	2,149,448

Pharmaceuticals – 1.2%
11,880	Zoetis, Inc.	2,105,730

Road & Rail – 1.1%
8,335	Union Pacific Corp.	1,952,807

Semiconductors & Semiconductor Equipment – 4.3%
20,355	NVIDIA Corp.	3,775,242
13,700	Skyworks Solutions, Inc.	1,552,210
12,125	Texas Instruments, Inc.	2,064,281

		7,391,733

Software – 16.5%
6,100	ANSYS, Inc.*	1,681,709
13,890	Cadence Design Systems, Inc.*	2,095,306
4,835	Intuit, Inc.	2,024,656
67,895	Microsoft Corp.	18,842,220
3,620	Palo Alto Networks, Inc.*	2,031,834
9,335	Workday, Inc. Class A*	1,929,545

		28,605,270

The accompanying notes are an integral part of these financial statements.	3

THE GROWTH FUND

Schedule of Investments (continued)

April 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – 1.5%
8,445	The Home Depot, Inc.	$2,536,878

Technology Hardware, Storage & Peripherals – 13.3%
135,645	Apple, Inc.	21,384,434
21,980	NetApp, Inc.	1,610,035

		22,994,469

Textiles, Apparel & Luxury Goods – 2.2%
17,050	Nike, Inc. Class B	2,126,135
33,725	VF Corp.	1,753,700

		3,879,835

TOTAL COMMON STOCKS
(Cost $107,885,385)		$172,012,403

Shares	Dividend Rate	Value

Investment Company – 0.4%

State Street Institutional US Government Money Market Fund – Premier Class
761,932	0.293%	$761,932
(Cost $761,932)

TOTAL INVESTMENTS – 99.8%
(Cost $108,647,317)		$172,774,335

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		370,732

NET ASSETS – 100.0%		$173,145,067

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

PORTFOLIO COMPOSITION

	AS OF 4/30/22	AS OF 10/31/21

Information Technology	44.8%	43.6%
Consumer Discretionary	17.1	18.0
Communication Services	9.7	11.6
Health Care	9.6	8.2
Industrials	6.8	6.1
Materials	4.4	3.6
Consumer Staples	2.6	2.1
Real Estate	2.5	1.0
Financials	1.9	1.9
Investment Company	0.4	0.8
Exchange-Traded Funds	—	3.1

TOTAL INVESTMENTS	99.8%	100.0%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies and exchange-traded funds held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

4	The accompanying notes are an integral part of these financial statements.

THE VALUE FUND

Schedule of Investments

April 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 97.1%
Aerospace & Defense – 2.0%
28,000	General Dynamics Corp.	$ 6,622,840

Air Freight & Logistics – 1.7%
31,500	United Parcel Service, Inc. Class B	5,669,370

Banks – 6.0%
72,000	JPMorgan Chase & Co.	8,593,920
115,500	Truist Financial Corp.	5,584,425
120,500	U.S. Bancorp.	5,851,480

		20,029,825

Beverages – 2.1%
41,000	PepsiCo., Inc.	7,040,110

Biotechnology – 2.0%
28,500	Amgen, Inc.	6,645,915

Capital Markets – 7.1%
27,000	CME Group, Inc.	5,922,180
73,000	Morgan Stanley	5,883,070
58,000	Northern Trust Corp.	5,976,900
46,000	T. Rowe Price Group, Inc.	5,659,840

		23,441,990

Chemicals – 1.9%
61,500	Eastman Chemical Co.	6,314,205

Communications Equipment – 1.8%
123,500	Cisco Systems, Inc.	6,049,030

Containers & Packaging – 4.2%
150,500	International Paper Co.	6,965,140
111,000	Sonoco Products Co.	6,872,010

		13,837,150

Distributors – 2.1%
52,500	Genuine Parts Co.	6,827,625

Diversified Telecommunication Services – 1.8%
132,000	Verizon Communications, Inc.	6,111,600

Electric Utilities – 3.1%
94,500	Duke Energy Corp.	10,410,120

Electrical Equipment – 3.8%
44,000	Eaton Corp. PLC	6,380,880
69,000	Emerson Electric Co.	6,222,420

		12,603,300

Equity Real Estate Investment Trusts (REITs) – 4.1%
18,000	Public Storage	6,687,000
84,000	WP Carey, Inc.	6,784,680

		13,471,680

Food Products – 4.2%
75,500	Archer-Daniels-Midland Co.	6,761,780
110,000	Mondelez International, Inc. Class A	7,092,800

		13,854,580

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – 2.0%
63,500	Medtronic PLC	$ 6,626,860

Health Care Providers & Services – 3.9%
118,500	Cardinal Health, Inc.	6,878,925
63,000	CVS Health Corp.	6,056,190

		12,935,115

Hotels, Restaurants & Leisure – 2.1%
28,500	McDonald’s Corp.	7,101,060

Household Products – 2.2%
44,500	The Procter & Gamble Co.	7,144,475

Insurance – 4.3%
121,000	MetLife, Inc.	7,947,280
95,000	Principal Financial Group, Inc.	6,473,300

		14,420,580

IT Services – 4.1%
52,500	International Business Machines Corp.	6,941,025
53,500	Paychex, Inc.	6,780,055

		13,721,080

Machinery – 1.9%
32,000	Illinois Tool Works, Inc.	6,307,520

Media – 1.9%
191,500	The Interpublic Group of Cos., Inc.	6,246,730

Multi-Utilities – 3.0%
123,500	Dominion Energy, Inc.	10,082,540

Oil, Gas & Consumable Fuels – 8.5%
131,500	Chevron Corp.	20,602,105
122,000	ONEOK, Inc.	7,726,260

		28,328,365

Pharmaceuticals – 7.8%
48,000	Johnson & Johnson	8,662,080
105,500	Merck & Co., Inc.	9,356,795
161,000	Pfizer, Inc.	7,900,270

		25,919,145

Semiconductors & Semiconductor Equipment – 3.8%
139,000	Intel Corp.	6,059,010
37,500	Texas Instruments, Inc.	6,384,375

		12,443,385

Specialty Retail – 1.9%
21,500	The Home Depot, Inc.	6,458,600

Textiles, Apparel & Luxury Goods – 1.8%
450,000	Hanesbrands, Inc.	5,967,000

TOTAL COMMON STOCKS
(Cost $259,871,928)		$322,631,795

The accompanying notes are an integral part of these financial statements.	5

THE VALUE FUND

Schedule of Investments (continued)

April 30, 2022 (Unaudited)

Shares	Description	Value

Exchange Traded Fund – 2.4%
50,000	iShares Russell 1000 Value Index Fund
(Cost $8,256,482)		$ 7,821,500

Shares	Dividend Rate	Value

Investment Company – 0.4%

State Street Institutional US Government Money Market Fund – Premier Class
1,328,198	0.293%	$ 1,328,198
(Cost $1,328,198)

TOTAL INVESTMENTS – 99.9%
(Cost $269,456,608)		$331,781,493

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		447,660

NET ASSETS – 100.0%		$332,229,153

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

PORTFOLIO COMPOSITION

	AS OF 4/30/22	AS OF 10/31/21

Financials	17.4%	21.0%
Health Care	15.7	14.5
Information Technology	9.7	7.4
Industrials	9.4	13.5
Energy	8.5	7.0
Consumer Staples	8.4	5.7
Consumer Discretionary	7.9	7.5
Utilities	6.2	5.7
Materials	6.1	5.4
Real Estate	4.1	3.8
Communication Services	3.7	4.5
Exchange-Traded Funds	2.4	3.3
Investment Company	0.4	0.6

TOTAL INVESTMENTS	99.9%	99.9%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies and exchange-traded funds held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

6	The accompanying notes are an integral part of these financial statements.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

April 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%
Air Freight & Logistics – 1.3%
27,905	CH Robinson Worldwide, Inc.	$ 2,962,116

Capital Markets – 4.7%
7,410	FactSet Research Systems, Inc.	2,989,861
9,695	Morningstar, Inc.	2,455,065
6,260	MSCI, Inc.	2,637,025
20,620	T. Rowe Price Group, Inc.	2,537,085

		10,619,036

Chemicals – 3.7%
22,490	FMC Corp.	2,980,824
38,140	RPM International, Inc.	3,161,806
21,260	The Scotts Miracle-Gro Co.	2,209,552

		8,352,182

Commercial Services & Supplies – 2.6%
22,725	MSA Safety, Inc.	2,742,680
90,830	Rollins, Inc.	3,046,438

		5,789,118

Distributors – 1.3%
7,120	Pool Corp.	2,885,166

Electrical Equipment – 1.2%
11,000	Rockwell Automation, Inc.	2,779,370

Electronic Equipment, Instruments & Components – 5.0%
40,410	Amphenol Corp. Class A	2,889,315
17,380	CDW Corp.	2,836,068
40,870	Cognex Corp.	2,764,038
7,210	Zebra Technologies Corp. Class A*	2,665,249

		11,154,670

Entertainment* – 1.1%
19,875	Take-Two Interactive Software, Inc.	2,375,261

Equity Real Estate Investment Trusts (REITs) – 2.7%
41,345	Equity LifeStyle Properties, Inc.	3,195,142
15,540	Extra Space Storage, Inc.	2,952,600

		6,147,742

Food Products – 3.0%
53,355	Lamb Weston Holdings, Inc.	3,526,766
14,325	The Hershey Co.	3,234,155

		6,760,921

Health Care Equipment & Supplies – 4.8%
9,600	ABIOMED, Inc.*	2,751,168
6,385	Dexcom, Inc.*	2,608,783
43,260	Globus Medical, Inc. Class A*	2,864,677
9,045	Teleflex, Inc.	2,583,433

		10,808,061

Health Care Providers & Services – 3.9%
52,700	Cardinal Health, Inc.	3,059,235
6,450	Chemed Corp.	3,169,465
10,785	Laboratory Corp. of America Holdings*	2,591,420

		8,820,120

Shares	Description	Value

Common Stocks – (continued)
Health Care Technology* – 1.3%
15,675	Veeva Systems, Inc.	$ 2,852,066

Hotels, Restaurants & Leisure – 3.8%
1,985	Chipotle Mexican Grill, Inc.*	2,889,386
7,770	Domino’s Pizza, Inc.	2,626,260
52,510	Travel + Leisure Co.	2,913,255

		8,428,901

Household Products – 1.4%
31,215	Church & Dwight Co., Inc.	3,045,335

IT Services – 8.0%
20,025	Broadridge Financial Solutions, Inc.	2,886,203
12,480	FleetCor Technologies, Inc.*	3,114,010
10,320	Gartner, Inc.*	2,998,476
70,385	Genpact Ltd.	2,834,404
15,880	Jack Henry & Associates, Inc.	3,010,530
23,860	Paychex, Inc.	3,023,778

		17,867,401

Leisure Products – 2.5%
36,680	Brunswick Corp.	2,773,375
28,835	Polaris, Inc.	2,737,595

		5,510,970

Life Sciences Tools & Services – 6.1%
22,550	Agilent Technologies, Inc.	2,689,539
7,035	Bio-Techne Corp.	2,671,119
13,660	IQVIA Holdings, Inc.*	2,977,743
2,210	Mettler-Toledo International, Inc.*	2,823,341
7,575	West Pharmaceutical Services, Inc.	2,386,580

		13,548,322

Machinery – 5.1%
58,185	Donaldson Co., Inc.	2,853,392
44,300	Graco, Inc.	2,747,486
13,505	Nordson Corp.	2,912,894
35,530	The Toro Co.	2,847,019

		11,360,791

Oil, Gas & Consumable Fuels – 1.2%
47,105	Continental Resources, Inc.	2,617,625

Professional Services – 2.6%
34,750	Booz Allen Hamilton Holding Corp.	2,836,643
45,265	CoStar Group, Inc.*	2,879,759

		5,716,402

Road & Rail – 2.5%
14,680	JB Hunt Transport Services, Inc.	2,508,078
19,940	Landstar System, Inc.	3,088,706

		5,596,784

Semiconductors & Semiconductor Equipment – 4.3%
22,335	Entegris, Inc.	2,487,896
19,735	MKS Instruments, Inc.	2,249,395
6,245	Monolithic Power Systems, Inc.	2,449,539
22,250	Skyworks Solutions, Inc.	2,520,925

		9,707,755

The accompanying notes are an integral part of these financial statements.	7

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

April 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – 15.1%
9,925	ANSYS, Inc.*	$ 2,736,223
19,255	Cadence Design Systems, Inc.*	2,904,617
131,360	Dropbox, Inc. Class A*	2,857,080
9,225	Fortinet, Inc.*	2,666,117
22,390	Manhattan Associates, Inc.*	2,923,015
108,555	NortonLifeLock, Inc.	2,718,217
4,930	Palo Alto Networks, Inc.*	2,767,110
7,830	Paycom Software, Inc.*	2,203,910
39,460	Pegasystems, Inc.	3,022,242
28,615	PTC, Inc.*	3,268,119
9,625	Synopsys, Inc.*	2,760,354
7,145	Tyler Technologies, Inc.*	2,820,203

		33,647,207

Specialty Retail – 3.8%
31,735	Best Buy Co., Inc.	2,853,929
18,910	Five Below, Inc.*	2,970,761
13,225	Tractor Supply Co.	2,664,176

		8,488,866

Technology Hardware, Storage & Peripherals – 1.2%
35,835	NetApp, Inc.	2,624,914

Textiles, Apparel & Luxury Goods – 4.0%
33,210	Columbia Sportswear Co.	2,728,533
9,560	Lululemon Athletica, Inc.*	3,390,263
53,530	VF Corp.	2,783,560

		8,902,356

Trading Companies & Distributors* – 1.2%
18,910	SiteOne Landscape Supply, Inc.	2,666,877

TOTAL COMMON STOCKS
(Cost $191,887,793)		$222,036,335

Shares	Dividend Rate	Value

Investment Company – 0.7%

State Street Institutional US Government Money Market Fund – Premier Class
1,641,180	0.293%	$ 1,641,180
(Cost $1,641,180)

TOTAL INVESTMENTS – 100.1%
(Cost $193,528,973)		$223,677,515

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(219,002)

NET ASSETS – 100.0%		$223,458,513

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

PORTFOLIO COMPOSITION

	AS OF 4/30/22	AS OF 10/31/21

Information Technology	33.6%	31.5%
Industrials	16.5	14.9
Health Care	16.1	17.5
Consumer Discretionary	15.3	13.4
Financials	4.8	5.2
Consumer Staples	4.4	3.6
Materials	3.7	3.6
Real Estate	2.7	2.4
Energy	1.2	—
Communication Services	1.1	3.4
Exchange-Traded Funds	—	2.6
Investment Company	0.7	1.9

TOTAL INVESTMENTS	100.1%	100.0%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies and exchange-traded funds held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

8	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments

April 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 45.4%
Aerospace/Defense(a) – 0.5%
Boeing Co.
$ 5,000,000	5.805%		05/01/50	$5,028,981

Auto Manufacturers – 2.6%
BMW Finance NV(a)(b)
4,000,000	2.400		08/14/24	3,914,322

BorgWarner, Inc.(a)
1,000,000	3.375		03/15/25	991,429

Daimler Finance North America LLC(b)
3,485,000	0.750		03/01/24	3,335,661

Ford Motor Co.(a)
2,000,000	4.346		12/08/26	1,920,000

Ford Motor Credit Co. LLC
2,500,000	4.134		08/04/25	2,400,000

General Motors Co.(a)
3,450,000	6.600		04/01/36	3,722,960

General Motors Financial Co., Inc.(a)
2,000,000	3.950		04/13/24	2,008,994
1,615,000	3.100		01/12/32	1,363,782

PACCAR Financial Corp.
5,000,000	2.150		08/15/24	4,893,492

Volkswagen Group of America Finance LLC(b)
4,000,000	4.750		11/13/28	4,046,891

				28,597,531

Banks – 7.1%
Bank of America Corp.
3,000,000	4.450		03/03/26	3,005,766
(3M USD LIBOR + 1.040%),
6,749,000	3.419	(a)(c)	12/20/28	6,392,551

Citigroup, Inc.
1,000,000	5.500		09/13/25	1,046,039
3,500,000	4.450		09/29/27	3,475,849
(SOFR + 1.379%),
2,000,000	2.904	(a)(c)	11/03/42	1,524,410

HSBC Holdings PLC
3,130,000	6.100		01/14/42	3,557,061

JPMorgan Chase & Co.
2,520,000	5.600		07/15/41	2,758,634
(3M USD LIBOR + 1.000%),
150,000	2.214	(c)	04/26/23	149,865
(3M USD LIBOR + 1.160%),
1,650,000	3.702	(a)(c)	05/06/30	1,569,647
(3M USD LIBOR + 1.330%),
2,000,000	4.452	(a)(c)	12/05/29	1,985,643
(3M USD LIBOR + 3.470%),
2,222,000	4.709	(a)(c)	12/29/49	2,197,002
(SOFR + 0.885%),
1,500,000	1.164	(a)(c)	04/22/27	1,466,895
(SOFR + 1.560%),
1,000,000	4.323	(a)(c)	04/26/28	997,899

KeyBank NA
5,700,000	3.400		05/20/26	5,561,246

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Mitsubishi UFJ Financial Group, Inc.
$ 3,000,000	3.777%	03/02/25	$3,017,541

Morgan Stanley(a)(c)
(SOFR + 1.200%)
2,900,000	2.511	10/20/32	2,441,483

Northern Trust Corp.(a)
5,438,000	3.150	05/03/29	5,222,474

PNC Bank NA
3,830,000	4.050	07/26/28	3,790,785

The PNC Financial Services Group, Inc.(a)(c)
(3M USD LIBOR + 3.678%)
2,500,000	4.964	07/29/49	2,478,050

Truist Financial Corp.(a)
5,455,000	2.500	08/01/24	5,356,972
2,265,000	1.125	08/03/27	1,970,017

U.S. Bancorp(a)
2,050,000	3.600	09/11/24	2,060,153

UBS Group AG
(1 year CMT + 0.850%),
2,000,000	1.494(a)(b)(c)	08/10/27	1,775,821
(3M USD LIBOR + 0.954%),
2,750,000	2.859(a)(b)(c)	08/15/23	2,744,746

Wells Fargo & Co.
2,500,000	4.100	06/03/26	2,490,302
1,500,000	4.650	11/04/44	1,435,938
5,000,000	4.750	12/07/46	4,911,077

Wells Fargo Bank NA(d)
2,000,000	6.180	02/15/36	2,185,728

			77,569,594

Beverages(a) – 0.7%
Anheuser-Busch InBev Worldwide, Inc.
6,000,000	4.439	10/06/48	5,525,565

PepsiCo, Inc.
2,190,000	4.450	04/14/46	2,296,706

			7,822,271

Biotechnology(a) – 0.2%
Amgen, Inc.
3,175,000	2.770	09/01/53	2,196,835

Chemicals(a) – 0.3%
Linde, Inc.
2,000,000	3.200	01/30/26	1,984,156

The Sherwin-Williams Co.
1,075,000	2.200	03/15/32	901,331

			2,885,487

Commercial Services – 1.2%
Emory University(a)
2,000,000	1.566	09/01/25	1,881,211

Henry J. Kaiser Family Foundation
6,250,000	3.356	12/01/25	6,061,139

The accompanying notes are an integral part of these financial statements.	9

THE BOND FUND

Schedule of Investments (continued)

April 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
Northwestern University
$ 1,000,000	4.643%	12/01/44	$1,048,478

The Corp. of Gonzaga University
3,500,000	4.158	04/01/46	3,189,870

Thomas Jefferson University
1,375,000	2.368	11/01/25	1,313,203

			13,493,901

Computers(a)(b) – 0.2%
CGI, Inc.
2,500,000	2.300	09/14/31	2,063,913

Distribution/Wholesale(a) – 0.3%
WW Grainger, Inc.
3,260,000	4.600	06/15/45	3,312,927

Diversified Financial Services – 3.1%
Aircastle Ltd.(a)
1,000,000	4.250	06/15/26	965,498

American Express Co.(a)
3,115,000	3.125	05/20/26	3,056,819

Aviation Capital Group LLC(a)(b)
5,500,000	1.950	09/20/26	4,817,151

Blackstone Private Credit Fund(a)(b)
1,500,000	4.000	01/15/29	1,345,156

Blackstone Secured Lending Fund(a)
4,200,000	3.625	01/15/26	4,021,372

Brookfield Finance, Inc.(a)
3,100,000	4.700	09/20/47	2,937,540

Capital One Bank USA NA(a)(c)
(SOFR + 0.911%)
4,000,000	2.280	01/28/26	3,825,932

CDP Financial, Inc.(b)
1,000,000	3.150	07/24/24	1,006,309

Janus Henderson US Holdings, Inc.(a)
3,000,000	4.875	08/01/25	3,095,175

Legg Mason, Inc.
3,895,000	5.625	01/15/44	4,292,842

Owl Rock Capital Corp.(a)
2,000,000	3.400	07/15/26	1,845,973

The Charles Schwab Corp.(a)
1,225,000	2.750	10/01/29	1,123,512
2,500,000	1.950	12/01/31	2,058,170

			34,391,449

Electrical Equipment – 3.5%
Arizona Public Service Co.
2,150,000	6.875	08/01/36	2,570,661

Consumers Energy Co.(a)
3,290,000	3.950	07/15/47	3,108,767

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electrical Equipment – (continued)
Duke Energy Progress LLC(a)
$ 2,000,000	2.800%	05/15/22	$2,001,149

Emerson Electric Co.
1,000,000	6.125	04/15/39	1,188,031

Entergy Louisiana LLC(a)
3,000,000	3.780	04/01/25	2,983,839

Gulf Power Co.(a)
1,250,000	4.550	10/01/44	1,257,006

Louisville Gas & Electric Co.(a)
1,850,000	4.650	11/15/43	1,782,974

National Grid USA
3,375,000	8.000	11/15/30	4,008,504

Ohio Power Co.
2,870,000	5.850	10/01/35	3,198,995

Pacific Gas and Electric Co.(a)
1,000,000	4.550	07/01/30	927,044
1,000,000	4.950	07/01/50	836,184

PacifiCorp
1,900,000	6.100	08/01/36	2,144,209

PPL Electric Utilities Corp.(a)
1,025,000	4.750	07/15/43	1,038,768

Public Service Enterprise Group, Inc.(a)
5,500,000	8.625	04/15/31	6,918,129

Southern California Edison Co.
1,000,000	5.550	01/15/37	1,040,990

Wisconsin Power and Light Co.(a)
1,000,000	1.950	09/16/31	838,528

Wisconsin Public Service Corp.(a)
3,000,000	3.300	09/01/49	2,502,535

			38,346,313

Entertainment(a)(b) – 0.1%
Magallanes, Inc.
1,000,000	3.755	03/15/27	964,307

Gas(a) – 0.7%
Atmos Energy Corp.
1,400,000	4.125	03/15/49	1,325,566

Boston Gas Co.(b)
2,900,000	3.001	08/01/29	2,623,336

Northwest Natural Gas Co.
4,650,000	3.869	06/15/49	4,082,110

			8,031,012

Healthcare-Products(a)(b) – 0.2%
Baxter International, Inc.
3,000,000	2.539	02/01/32	2,559,611

Healthcare-Services – 2.5%
Adventist Health System(a)
7,000,000	2.952	03/01/29	6,535,981

10	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

April 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare-Services – (continued)
Ascension Health
$ 3,000,000	2.532	%(a)	11/15/29	$2,747,376
1,500,000	3.945		11/15/46	1,453,979

Baptist Health South Florida, Inc.
3,695,000	4.342		11/15/41	3,565,647

Community Health Network, Inc.
2,225,000	4.237		05/01/25	2,248,557

Mayo Clinic
2,600,000	3.774		11/15/43	2,456,848

SSM Health Care Corp.(a)
3,000,000	3.688		06/01/23	3,010,724
4,990,000	3.823		06/01/27	5,004,372

				27,023,484

Insurance – 5.8%
Americo Life, Inc.(b)
5,206,000	3.450		04/15/31	4,395,829

Arch Capital Group Ltd.
2,149,000	7.350		05/01/34	2,626,633

Assured Guaranty US Holdings, Inc.(a)
4,715,000	3.150		06/15/31	4,156,335

AXIS Specialty Finance LLC(a)
3,000,000	3.900		07/15/29	2,898,986

Berkshire Hathaway Finance Corp.(a)
4,220,000	4.200		08/15/48	4,044,880

Equitable Financial Life Global Funding(b)
3,000,000	1.300		07/12/26	2,714,293
5,000,000	1.750		11/15/30	4,092,765

Guardian Life Global Funding(b)
5,000,000	1.250		11/19/27	4,374,576

Jackson National Life Global Funding(b)
2,600,000	3.250		01/30/24	2,592,476

Loews Corp.
3,000,000	6.000		02/01/35	3,380,612

MassMutual Global Funding II(b)
6,150,000	2.950		01/11/25	6,086,374

MetLife, Inc.(a)
2,055,000	10.750		08/01/39	2,871,862

Principal Life Global Funding II(b)
1,340,000	0.500		01/08/24	1,280,429

Prudential Financial, Inc.(a)(c)
(3M USD LIBOR + 4.175%)
2,000,000	5.875		09/15/42	1,995,000

Reinsurance Group of America, Inc.(a)
2,000,000	3.950		09/15/26	1,992,527
2,500,000	3.150		06/15/30	2,277,788

Reliance Standard Life Global Funding II(b)
1,750,000	2.750		01/21/27	1,647,686

Teachers Insurance & Annuity Association of America(a)(b)
3,000,000	4.270		05/15/47	2,838,724

The Prudential Insurance Co. of America(b)
2,775,000	8.300		07/01/25	3,123,552

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
The Travelers Cos., Inc.(a)
$ 2,000,000	4.100%		03/04/49	$1,900,142

Travelers Property Casualty Corp.
1,493,000	7.750		04/15/26	1,709,462

				63,000,931

Machinery-Diversified(a) – 0.3%
Rockwell Automation, Inc.
3,000,000	3.500		03/01/29	2,946,268

Media – 0.5%

Comcast Corp.
1,250,000	6.400		05/15/38	1,485,450
1,500,000	2.450	(a)	08/15/52	1,032,593

ViacomCBS, Inc.
2,500,000	7.875		09/01/23	2,637,468

				5,155,511

Metals & Mining – 0.3%
The Timken Co.
2,750,000	6.875		05/08/28	3,001,934

Miscellaneous Manufacturing(a)(c) – 0.3%
General Electric Co.
(3M USD LIBOR + 3.330%)
3,748,000	4.156		12/29/49	3,541,373

Oil-Field Services – 3.2%
Apache Corp.(a)
2,835,000	5.100		09/01/40	2,565,675

BP Capital Markets America, Inc.
3,250,000	2.750		05/10/23	3,252,274
4,000,000	3.543	(a)	04/06/27	3,939,755

Equinor ASA
1,795,000	6.800		01/15/28	2,032,593

HF Sinclair Corp.(a)(b)
3,850,000	5.875		04/01/26	3,955,760

Phillips 66(a)
3,000,000	4.650		11/15/34	3,000,720

Saudi Arabian Oil Co.(b)
5,000,000	3.500		04/16/29	4,845,000

Schlumberger Investment SA(a)
3,600,000	2.650		06/26/30	3,221,272

Tosco Corp.
2,095,000	8.125		02/15/30	2,622,081

Valero Energy Corp.(a)
6,000,000	2.850		04/15/25	5,814,895

				35,250,025

Paper and Forest Products – 1.0%
Georgia-Pacific LLC(b)
2,225,000	0.625		05/15/24	2,111,127
5,000,000	2.100	(a)	04/30/27	4,615,776

The accompanying notes are an integral part of these financial statements.	11

THE BOND FUND

Schedule of Investments (continued)

April 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Paper and Forest Products – (continued)
International Paper Co.
$ 2,925,000	8.700%		06/15/38	$3,947,841

				10,674,744

Pharmaceuticals – 1.6%
Bristol-Myers Squibb Co.(a)
3,250,000	3.900		02/20/28	3,277,422

CVS Pass-Through Trust(b)
2,278,617	7.507		01/10/32	2,628,902

Johnson & Johnson
4,970,000	5.950		08/15/37	6,036,651

Pfizer, Inc.
2,000,000	1.750	(a)	08/18/31	1,689,291
2,900,000	7.200		03/15/39	3,910,492

				17,542,758

Pipelines – 2.0%
DCP Midstream Operating LP
3,397,000	8.125		08/16/30	3,991,475

Energy Transfer LP(a)
3,000,000	4.900		03/15/35	2,844,790

Kinder Morgan Energy Partners LP
4,175,000	5.800		03/15/35	4,400,995

Magellan Midstream Partners LP(a)
2,635,000	3.950		03/01/50	2,205,871

Tennessee Gas Pipeline Co. LLC
628,000	8.375		06/15/32	781,486
1,450,000	7.625		04/01/37	1,709,510

TransCanada PipeLines Ltd.(a)
1,000,000	4.875		01/15/26	1,031,632

Transcanada Trust(a)(c)
(3M USD LIBOR + 3.208%)
4,660,000	5.300		03/15/77	4,473,600

				21,439,359

Real Estate(a) – 3.9%
AvalonBay Communities, Inc.
1,500,000	1.900		12/01/28	1,326,909

ERP Operating LP
1,505,000	2.850		11/01/26	1,449,755

Healthcare Realty Trust, Inc.
1,075,000	2.050		03/15/31	883,807

Kimco Realty Corp.
1,000,000	3.850		06/01/25	997,081

Mid-America Apartments LP
1,900,000	1.100		09/15/26	1,697,278

National Retail Properties, Inc.
1,000,000	3.900		06/15/24	1,006,319
Office Properties Income Trust
4,000,000	4.250		05/15/24	3,997,478

Omega Healthcare Investors, Inc.
4,500,000	4.750		01/15/28	4,338,428

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate(a) – (continued)
Physicians Realty LP
$ 1,325,000	2.625%	11/01/31	$1,115,348

Piedmont Operating Partnership LP
1,290,000	3.400	06/01/23	1,288,185
2,800,000	4.450	03/15/24	2,836,435

Realty Income Corp.
2,400,000	0.750	03/15/26	2,136,214
2,400,000	3.950	08/15/27	2,384,322

SBA Tower Trust(b)
3,520,000	3.448	03/15/23	3,523,907
1,575,000	2.836	01/15/25	1,529,105

Scentre Group Trust 1/Scentre Group Trust 2(b)
4,000,000	3.750	03/23/27	3,945,283

Simon Property Group LP
2,815,000	3.750	02/01/24	2,837,266

STORE Capital Corp.
2,000,000	4.500	03/15/28	2,006,742

Sun Communities Operating LP
1,000,000	2.700	07/15/31	852,403

Ventas Realty LP
2,910,000	3.500	02/01/25	2,882,071

			43,034,336

Retail(a) – 0.1%
Advance Auto Parts, Inc.
1,135,000	1.750	10/01/27	996,028

Semiconductors(a) – 0.9%
Broadcom, Inc.(b)
1,000,000	1.950	02/15/28	866,569
3,500,000	3.469	04/15/34	2,975,119

QUALCOMM, Inc.
2,930,000	3.250	05/20/27	2,871,912

Texas Instruments, Inc.
2,925,000	3.875	03/15/39	2,841,277

			9,554,877

Software(a) – 0.5%
Fidelity National Information Services, Inc.
2,500,000	1.150	03/01/26	2,262,219

Salesforce, Inc.
1,000,000	2.900	07/15/51	785,534

salesforce.com, Inc.
2,850,000	1.950	07/15/31	2,446,915

			5,494,668

Telecommunications – 0.6%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC(a)(b)
1,500,000	4.738	03/20/25	1,511,805

Verizon Communications, Inc.
4,748,000	4.329	09/21/28	4,773,083

			6,284,888

12	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

April 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Transportation – 1.0%
Burlington Northern Santa Fe LLC(a)
$ 1,220,000	4.950%		09/15/41	$1,276,448

Canadian National Railway Co.
1,190,000	6.200		06/01/36	1,385,774
1,310,000	2.450	(a)	05/01/50	940,322

Canadian Pacific Railway Co.
1,980,000	5.750		01/15/42	2,177,663
2,500,000	6.125	(a)(e)	09/15/15	2,765,245

Kansas City Southern(a)
1,000,000	4.950		08/15/45	1,010,353
1,500,000	4.700		05/01/48	1,489,729

The Kansas City Southern Railway Co.(a)
500,000	4.950		08/15/45	505,176

				11,550,710

Trucking & Leasing(a) – 0.2%
GATX Corp.
3,155,000	3.100		06/01/51	2,303,949

TOTAL CORPORATE OBLIGATIONS
(Cost $526,876,482)				$496,059,975

Asset-Backed Securities – 18.2%
Automotive(b) – 2.8%
Avis Budget Rental Car Funding AESOP LLC Series 2017-2A, Class A
$ 2,180,000	2.970%		03/20/24	$2,184,411

Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class A
4,150,000	3.700		09/20/24	4,163,117

Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A
11,100,000	2.360		03/20/26	10,690,499

Avis Budget Rental Car Funding AESOP LLC Series 2021-1A, Class A
4,150,000	1.380		08/20/27	3,734,303

Avis Budget Rental Car Funding AESOP LLC Series2020-2A, Class A
2,080,000	2.020		02/20/27	1,946,721

Ford Credit Auto Owner Trust Series 2018-1, Class A
5,000,000	3.190		07/15/31	4,962,644

Hertz Vehicle Financing III LP Series 2021-2A, Class A
2,800,000	1.680		12/27/27	2,504,663

				30,186,358

Credit Card(b) – 0.2%
Avant Credit Card Master Trust Series 2021-1A, Class A
2,000,000	1.370		04/15/27	1,886,417

Home Equity – 0.3%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(c)
(1M USD LIBOR + 0.780%)
464,153	1.448		01/25/35	459,698

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Home Equity – (continued)
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(f)
$ 195,883	3.891%	05/25/34	$195,019

EquiFirst Mortgage Loan Trust Series 2003-2, Class 2A2(f)
153,243	4.250	09/25/33	146,374

Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(c)
(1M USD LIBOR + 0.675%)
1,831,945	1.343	12/25/34	1,797,602

Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(f)
480,226	5.140	11/25/35	484,106

Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(f)
870,159	7.490	07/25/29	837,603

			3,920,402

Manufactured Housing – 0.0%
Mid-State Trust Series 2011, Class A1
110,641	4.864	07/15/38	110,143

Other – 14.1%
AFN LLC Series 2019-1A, Class A1(b)
4,877,315	3.780	05/20/49	4,726,697

Aligned Data Centers Issuer LLC Series 2021-1A, Class A2(b)
4,700,000	1.937	08/15/46	4,248,846

Beacon Container Finance LLC(b)
2,850,000	2.250	10/22/46	2,604,345

BHG Securitization Trust Series 2021-B, Class B(b)
1,000,000	1.670	10/17/34	919,748

CAL Funding IV Ltd. Series 2020-1A, Class A(b)
5,192,500	2.220	09/25/45	4,772,907

Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(f)
693,145	5.907	06/25/32	649,380

Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-1, Class 2A2(c)
(1M USD LIBOR + 0.460%)
3,361,888	1.128	12/25/33	3,214,484

CLI Funding LLC Series 2018-1A, Class A1(b)
3,404,800	2.720	01/18/47	3,140,478

CMFT Net Lease Master Issuer LLC Series 2021-1, Class A1(b)
3,198,453	2.090	07/20/51	2,834,008

Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(b)(c)
(1M USD LIBOR + 0.400%)
393,379	1.068	02/25/37	367,458

DB Master Finance LLC Series 2021-1A, Class A2II(b)
3,990,000	2.493	11/20/51	3,503,882

Diamond Infrastructure Funding LLC Series 2021-1A, Class A(b)
4,000,000	1.760	04/15/49	3,545,906

The accompanying notes are an integral part of these financial statements.	13

THE BOND FUND

Schedule of Investments (continued)

April 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23(b)
$ 6,223,750	4.118%	07/25/47	$6,121,568

DRIVEN BRANDS FUNDING LLC Series 2021-1A, Class A2(b)
2,736,250	2.791	10/20/51	2,377,270

FCI Funding LLC Series 2021-1A, Class A(b)
1,576,956	1.130	04/15/33	1,561,346

GBX Leasing Series 2022-1, Class A(b)
1,675,016	2.870	02/20/52	1,526,556

Global SC Finance VII S.r.l. Series 2020-2A, Class A(b)
4,444,767	2.260	11/19/40	4,142,298

Harvest SBA Loan Trust Series 2018-1, Class A(b)(c)
(1M USD LIBOR + 2.250%)
1,739,473	2.707	08/25/44	1,722,938

Home Partners of America Trust Series 2019-1, Class A(b)
6,663,494	2.908	09/17/39	6,218,874

Invitation Homes Trust Series 2018-SFR2, Class A(b)(c)
(1M USD LIBOR + 0.900%)
1,486,826	1.454	06/17/37	1,482,657

Jack in the Box Funding LLC Series 2022-1A, Class A2I(b)
4,000,000	3.445	02/26/52	3,703,376

Lendmark Funding Trust Series 2021-2A, Class A(b)
2,000,000	2.000	04/20/32	1,782,574

LFS 2021B LLC Series 2021-B, Class A(b)
2,530,779	2.400	12/15/33	2,449,972

LFS LLC Series 2021-A, Class A(b)
998,579	2.460	04/15/33	965,750

Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(c) (1M USD LIBOR + 0.620%)
139,861	1.288	08/25/33	135,905

Longtrain Leasing III LLC Series 2015-1A, Class A1(b)
2,037,685	2.980	01/15/45	2,015,946

Longtrain Leasing III LLC Series 2015-1A, Class A2(b)
4,900,951	4.060	01/15/45	4,655,305

NP SPE II LLC Series 2016-1A, Class A1(b)
1,649,652	4.164	04/20/46	1,625,577

OnDeck Asset Securitization Trust LLC Series 2021-1A, Class A(b)
1,500,000	1.590	05/17/27	1,425,155

PACEWell 5 Trust Series 2021-1, Class A(b)
2,729,450	2.628	10/10/59	2,477,909

PEAR Series 2020-1, Class A(b)
3,205,641	3.750	12/15/32	3,141,419

Progress Residential Trust Series 2020-SFR2, Class A(b)
1,000,000	2.078	06/17/37	950,150

Sabey Data Center Issuer LLC Series 2021-1, Class A2(b)
3,000,000	1.881	06/20/46	2,761,198

ServiceMaster Funding LLC Series 2020-1, Class A2I(b)
3,960,000	2.841	01/30/51	3,498,850

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
SERVPRO Master Issuer LLC Series 21-1A, Class A2(b)
$ 1,980,000	2.394%	04/25/51	$1,733,419

Sierra Timeshare Receivables Funding LLC Series 2021-1A, Class A(b)
538,539	0.990	11/20/37	508,576

STAR Trust Series 2021-SFR1, Class A(b)(c)
(1M USD LIBOR + 0.600%)
3,324,227	1.155	04/17/38	3,266,043

State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
6,570,665	3.242	01/01/31	6,607,834

Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(c)
(1M USD LIBOR + 1.125%)
186,393	1.793	06/25/33	186,350

Taco Bell Funding LLC Series 2021-1A, Class A2I(b)
1,920,188	1.946	08/25/51	1,711,730

Thrust Engine Leasing 2021 DAC Series 2021-1A, Class A(b)
4,886,884	4.163	07/15/40	4,396,399

Tif Funding II LLC Series 2020-1A, Class A(b)
2,004,833	2.090	08/20/45	1,834,969

Towd Point Mortgage Trust Series 2016-2, Class A1(b)(c)(g)
25,534	3.000	08/25/55	25,501

Towd Point Mortgage Trust Series 2017-3, Class A2(b)(c)(g)
1,850,000	3.000	07/25/57	1,822,943

Towd Point Mortgage Trust Series 2018-2,Class A2(b)(c)(g)
5,500,000	3.500	03/25/58	5,364,788

Trinity Rail Leasing 2020 LLC Series 2020-2A, Class A2(b)
10,315,000	2.560	11/19/50	9,390,534

Trinity Rail Leasing LLC Series 2019-1A, Class A(b)
4,365,793	3.820	04/17/49	4,344,788

Trinity Rail Leasing LLC Series 2019-2A, Class A2(b)
3,000,000	3.100	10/18/49	2,821,511

Triton Container Finance VIII LLC Series 2020-1A, Class A(b)
5,408,854	2.110	09/20/45	4,934,835

Triton Container Finance VIII LLC Series 2021-1A, Class A(b)
453,958	1.860	03/20/46	405,570

TVEST 2021A LLC Series 2021-A, Class A(b)
2,110,341	2.350	09/15/33	2,064,563

Vantage Data Centers LLC Series 2020-1A, Class A2(b)
8,250,000	1.645	09/15/45	7,562,053

Wendy’s Funding LLC Series 2019-1A, Class A2I(b)
2,752,500	3.783	06/15/49	2,691,397

Wendy’s Funding LLC Series 2021-1A, Class A2I(b)
1,240,625	2.370	06/15/51	1,094,546

			154,039,081

Student Loan – 0.8%
DRB Prime Student Loan Trust Series 2017-A, Class A2B(b)
264,680	2.850	05/27/42	265,426

14	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

April 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan – (continued)
Massachusetts Educational Financing Authority Series 2018-A, Class A
$ 1,643,178	3.850%	05/25/33	$1,651,889

Navient Private Education Loan Trust Series 2015-AA, Class A2A(b)
1,345,135	2.650	12/15/28	1,342,189

Navient Private Education Refi Loan Trust Series 2018-A, Class A2(b)
153,055	3.190	02/18/42	153,530

Sofi Professional Loan Program LLC Series 2016-B, Class A2B(b)
178,564	2.740	10/25/32	178,718

Sofi Professional Loan Program LLC Series 2016-E, Class A2B(b)
33,696	2.490	01/25/36	33,712

Sofi Professional Loan Program Trust Series 2018-C, Class A2FX(b)
2,598,901	3.590	01/25/48	2,603,295

South Carolina Student Loan Corp. Series 2015-A, Class A(c)
(1M USD LIBOR + 1.500%)
1,450,932	2.168	01/25/36	1,452,922

Towd Point Asset Trust Series 2018-SL1, Class A(b)(c)
(1M USD LIBOR + 0.600%)
911,994	1.268	01/25/46	909,733

			8,591,414

TOTAL ASSET-BACKED SECURITIES
(Cost $209,709,683)			$198,733,815

Mortgage-Backed Obligations – 14.1%
Collateralized Mortgage Obligations – 12.8%
Agate Bay Mortgage Loan Trust Series 2016-2, Class A3(b)(c)(g)
$ 190,575	3.500%	03/25/46	$183,023

Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
6,853	5.500	11/25/20	6,078

Bayview MSR Opportunity Master Fund Trust Series 2021-2, Class A2(b)(c)(g)
3,598,201	2.500	06/25/51	3,176,200

Bayview MSR Opportunity Master Fund Trust Series 2021-INV2-6, Class A1(b)(c)(g)
9,630,007	3.000	10/25/51	8,848,051

Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(c)(g)
868,981	2.766	11/25/35	691,040

Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(f)
176,628	5.750	01/25/34	165,862

Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
387,138	6.750	08/25/34	377,402

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(c)(g)
$ 25,092	2.783%	12/25/35	$24,248

Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(c)(g)
28,954	2.969	04/25/37	26,894

Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
12,243	5.250	09/25/19	12,268

Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
2,940	6.500	08/25/32	2,946

Countrywide Home Loans Trust Series 2005-27, Class 2A1
355,310	5.500	12/25/35	188,225

Countrywide Home Loans Trust Series 2005-6, Class 2A1
79,826	5.500	04/25/35	70,305

Countrywide Home Loans Trust Series 2005-7, Class 1A1(c)
(1M USD LIBOR + 0.540%)
471,083	1.208	03/25/35	448,730

CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
103,281	5.250	07/25/33	100,647

CSMC Trust Series 2013-6, Class 1A1(b)(c)(g)
4,132,362	2.500	07/25/28	3,954,006

CSMC Trust Series 2017-HL2, Class A1(b)(c)(g)
471,040	3.500	10/25/47	452,181

EverBank Mortgage Loan Trust Series 2013-2, Class A(b)(c)(g)
566,000	3.000	06/25/43	539,746

FHLMC REMIC Series 1579, Class PM
8,209	6.700	09/15/23	8,374

FHLMC REMIC Series 2103, Class TE
19,779	6.000	12/15/28	21,095

FHLMC REMIC Series 2110, Class PG
108,518	6.000	01/15/29	114,871

FHLMC REMIC Series 2391, Class Z
315,820	6.000	12/15/31	337,032

FHLMC REMIC Series 2603, Class C
19,922	5.500	04/15/23	20,081

FHLMC REMIC Series 4088, Class EP
96,204	2.750	09/15/41	96,280

FHLMC REMIC Series 4272, Class DG
199,493	3.000	04/15/43	195,319

FHLMC REMIC Series 4370, Class PA
146,207	3.500	09/15/41	146,010

FHLMC REMIC Series 4770, Class JH
30,812	4.500	10/15/45	30,892

FHLMC REMIC Series 4792, Class AC
196,659	3.500	05/15/48	189,409

FHLMC REMIC Series 4840, Class MB
1,054,997	4.500	09/15/46	1,059,313

FHLMC REMIC Series 4841, Class VH
1,552,596	4.500	10/15/37	1,557,503

The accompanying notes are an integral part of these financial statements.	15

THE BOND FUND

Schedule of Investments (continued)

April 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC Series 5020, Class KW
$ 6,000,000	2.000%	09/25/45	$5,522,002

FHLMC REMIC Series 5081, Class QA
715,561	2.000	12/25/50	642,868

FHLMC REMIC Series 5139, Class EC
4,250,000	2.500	09/25/51	3,593,553

First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1(c)(g)
644,456	5.500	05/25/35	495,316

Flagstar Mortgage Trust Series 2018-2, Class A4(b)(c)(g)
197,006	3.500	04/25/48	196,326

Flagstar Mortgage Trust Series 2019-1INV, Class A3(b)(c)(g)
1,168,472	3.500	10/25/49	1,132,775

Flagstar Mortgage Trust Series 2021-8INV, Class A3(b)(c)(g)
3,690,627	2.500	09/25/51	3,258,709

FNMA REMIC Series 2001-45, Class WG
31,022	6.500	09/25/31	32,823

FNMA REMIC Series 2003-117, Class KB
1,363,697	6.000	12/25/33	1,483,700

FNMA REMIC Series 2003-14, Class AP
9,267	4.000	03/25/33	9,370

FNMA REMIC Series 2004-53, Class NC
36,155	5.500	07/25/24	36,704

FNMA REMIC Series 2015-2, Class PA
1,348,634	2.250	03/25/44	1,308,331

FNMA REMIC Series 2015-30, Class JA
1,036,039	2.000	05/25/45	948,695

FNMA REMIC Series 2016-16, Class PD
602,689	3.000	12/25/44	588,542

FNMA Series 2003-W6, Class 3A
57,850	6.500	09/25/42	61,945

GCAT Trust Series 2022-HX1, Class A1(b)(c)(g)
6,791,330	2.885	12/27/66	6,584,499

GNMA REMIC Series 2015-167, Class KM
91,810	3.000	12/20/43	88,577

GNMA REMIC Series 2015-94, Class AT
519,187	2.250	07/16/45	486,722

GNMA REMIC Series 2016-129, Class W
198,136	2.500	07/20/46	186,971

GNMA REMIC Series 2018-37, Class KT
593,804	3.500	03/20/48	577,757

GNMA REMIC Series 2021-116, Class LG
9,573,888	2.000	06/20/51	8,826,267

GS Mortgage-Backed Securities Trust Series 2021-GR3, Class A2(b)(c)(g)
7,631,005	2.500	04/25/52	6,718,482

GS Mortgage-Backed Securities Trust Series 2021-MM1, Class A2(b)(c)(g)
10,614,871	2.500	04/25/52	9,398,184

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(c)
(1M USD LIBOR + 0.340%)
$ 276,491	1.008%	12/25/34	$273,180

GSR Mortgage Loan Trust Series 2004-7, Class 1A1(c)(g)
55,496	2.337	06/25/34	56,269

Impac CMB Trust Series 2003-2F, Class A(f)
107,209	5.730	01/25/33	107,997

Impac CMB Trust Series 2004-4, Class 1A1(c)
(1M USD LIBOR + 0.640%)
210,923	1.308	09/25/34	208,677

Impac CMB Trust Series 2004-4, Class 2A2(f)
1,208,083	5.250	09/25/34	1,237,705

Impac Secured Assets Corp. Series 2004-2, Class A6(f)
240	5.091	08/25/34	240

Imperial Fund Mortgage Trust Series 2022-NQM1, Class A1(b)(c)(g)
3,405,189	2.493	02/25/67	3,159,029

J.P. Morgan Mortgage Trust Series 2021-14, Class A3(b)(c)(g)
11,346,348	2.500	05/25/52	9,961,742

JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
775,337	6.000	03/25/36	527,078

JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(c)(g)
116,352	3.076	04/25/37	106,735

JPMorgan Mortgage Trust Series 2013-3, Class A3(b)(c)(g)
533,256	3.359	07/25/43	517,801

JPMorgan Mortgage Trust Series 2014-2, Class 1A1(b)(c)(g)
638,932	3.000	06/25/29	616,742

JPMorgan Mortgage Trust Series 2017-3, Class 1A3(b)(c)(g)
1,261,769	3.500	08/25/47	1,211,778

JPMorgan Mortgage Trust Series 2017-4, Class A3(b)(c)(g)
182,434	3.500	11/25/48	182,537

JPMorgan Mortgage Trust Series 2017-6, Class A3(b)(c)(g)
674,856	3.500	12/25/48	675,272

JPMorgan Mortgage Trust Series 2021-10, Class A3(b)(c)(g)
2,785,973	2.500	12/25/51	2,451,152

JPMorgan Mortgage Trust Series 2021-7, Class A4(b)(c)(g)
4,312,794	2.500	11/25/51	4,008,865

Master Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(c)(g)
208,144	1.519	07/25/33	206,892

Master Alternative Loans Trust Series 2004-4, Class 1A1
49,470	5.500	05/25/34	48,711

Master Alternative Loans Trust Series 2004-4, Class 8A1
399,589	6.500	05/25/34	395,023

Mello Mortgage Capital Acceptance Series 2018-MTG1, Class A1(b)(c)(g)
52,887	3.500	03/25/48	52,762

16	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

April 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-HYB1, Class A3(c)(g)
$ 89,109	1.504%	03/25/33	$80,758

Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(c)(g)
374,262	5.176	11/25/35	272,050

Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
502,750	6.000	08/25/37	260,270

New Residential Mortgage Loan Trust Series 2021-INV1, Class A2(b)(c)(g)
4,750,360	2.500	06/25/51	4,170,431

New Residential Mortgage Loan Trust Series 2017-6A, Class A1(b)(c)(g)
2,668,630	4.000	08/27/57	2,632,927

OBX Trust Series 2019-INV2, Class A5(b)(c)(g)
176,816	4.000	05/27/49	173,917

Oceanview Mortgage Trust Series 2021-3, Class A4(b)(c)(g)
4,383,182	2.500	06/25/51	4,071,553

PHH Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(c)
(1M USD LIBOR + 2.250%)
31,499	2.705	05/25/38	31,516

Rate Mortgage Trust Series 2021-J1, Class A7(b)(c)(g)
4,572,311	2.500	07/25/51	4,216,135

RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(c)(g)
175,060	4.054	11/25/21	130,195

RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(c)(g)
3,278	5.621	07/25/35	3,313

Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(c) (1M USD LIBOR + 0.500%)
117,873	1.168	07/25/35	88,162

Residential Asset Securitization Trust Series 2004-A6, Class A1
5,811	5.000	08/25/19	5,240

Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
52,351	5.500	11/25/35	46,485

Seasoned Credit Risk Transfer Trust Series 2017-3, Class MA
2,147,854	3.000	07/25/56	2,111,575

Seasoned Loans Structured Transaction Series 2018-1, Class A2
1,245,000	3.500	06/25/28	1,268,064

Sequoia Mortgage Trust Series 2004-10, Class A1A(c)
(1M USD LIBOR + 0.620%)
199,356	1.214	11/20/34	190,554

Sequoia Mortgage Trust Series 2013-2, Class A1(c)(g)
555,391	1.874	02/25/43	513,400

Sequoia Mortgage Trust Series 2013-6, Class A1(c)(g)
1,176,156	2.500	05/25/43	1,090,236

Sequoia Mortgage Trust Series 2015-4, Class A1(b)(c)(g)
651,336	3.000	11/25/30	624,866

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Sequoia Mortgage Trust Series 2016-3, Class A1(b)(c)(g)
$ 657,097	3.500%	11/25/46	$623,604

Sequoia Mortgage Trust Series 2017-5, Class A1(b)(c)(g)
527,017	3.500	08/25/47	505,115

Sequoia Mortgage Trust Series 2017-6, Class A1(b)(c)(g)
1,239,008	3.500	09/25/47	1,189,115

Sequoia Mortgage Trust Series 2018-2, Class A1(b)(c)(g)
447,422	3.500	02/25/48	428,888

Shellpoint Co-Originator Trust Series 2017-2, Class A1(b)(c)(g)
772,371	3.500	10/25/47	742,207

Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(c)(g)
188,584	2.741	10/25/34	191,424

Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(c)(g)
38,543	2.509	04/25/34	38,827

Structured Asset Securities Corp. Series 2003-31A, Class 2A7(c)(g)
129,875	2.455	10/25/33	131,157

Structured Asset Securities Corp. Series 2003-34A, Class 3A3(c)(g)
94,684	3.089	11/25/33	96,437

Structured Asset Securities Corp. Series 2003-34A, Class 6A(c)(g)
81,013	2.502	11/25/33	79,020

UWM Mortgage Trust Series 2021-INV4, Class A3(b)(c)(g)
11,631,879	2.500	12/25/51	10,187,421

Wells Fargo Mortgage Backed Securities Trust Series 2021-2, Class A1(b)(c)(g)
327,405	2.500	06/25/51	289,877

WinWater Mortgage Loan Trust Series 2015-5, Class A3(b)(c)(g)
1,230,487	3.500	08/20/45	1,178,402

WinWater Mortgage Loan Trust Series 2016-1, Class 1A5(b)(c)(g)
898,128	3.500	01/20/46	863,132

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $153,292,159)			$139,755,609

Commercial Mortgage Obligations – 0.6%
Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class A2
$ 817,803	3.147%	02/10/47	$804,948

GNMA REMIC Series 2013-68, Class B(c)(g)
894,841	2.500	08/16/43	881,684

LSTAR Commercial Mortgage Trust Series 2016-4, Class A2(b)
2,526,650	2.579	03/10/49	2,514,452

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A2
2,334,245	2.739	04/15/48	2,333,168

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $6,596,856)			$6,534,252

The accompanying notes are an integral part of these financial statements.	17

THE BOND FUND

Schedule of Investments (continued)

April 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – 0.7%
FHLMC
$ 58,218	7.000%		05/01/26	$60,460
10,472	7.500		12/01/30	11,619
18,606	7.500		01/01/31	20,254
36,813	7.000		08/01/31	40,470
421,933	5.000		05/01/33	447,565
578,674	4.000		06/01/42	589,171
425,281	3.000		06/01/45	399,326
(1 Year CMT + 2.229%),
43,108	2.361	(c)	05/01/34	45,095
(12M USD LIBOR + 1.600%),
926,284	2.702	(c)	07/01/45	919,180
(12M USD LIBOR + 1.841%),
70,024	2.090	(c)	01/01/36	69,684

FNMA
459,913	2.500		05/01/28	444,734
1,614	8.000		07/01/28	1,624
233,316	4.500		01/01/48	232,975
921,455	2.500		06/01/51	827,324
(12M USD LIBOR + 1.597%),
182,144	2.691	(c)	12/01/45	187,163
(12M USD LIBOR + 1.760%),
41,885	2.260	(c)	02/01/35	41,743
(6M USD LIBOR + 1.413%),
14,361	1.663	(c)	02/01/33	14,330

GNMA
7,117	7.500		08/20/25	7,384
33,310	7.500		07/20/26	35,173
10,860	6.500		04/15/31	11,478
64,732	6.500		05/15/31	68,422
892,633	2.500		06/20/31	839,386
18,069	5.000		02/20/49	18,372
UMBS
4,170	6.500		03/01/26	4,635
10,162	6.500		10/01/28	10,798
8,867	7.500		09/01/29	8,910
21,211	7.000		03/01/31	21,776
2,210	7.500		03/01/31	2,318
13,246	7.000		11/01/31	13,559
23,503	7.000		01/01/32	23,750
35,908	6.000		12/01/32	37,910
1,041,818	3.500		08/01/35	1,035,634
876,183	5.000		08/01/48	927,444

TOTAL FEDERAL AGENCIES
(Cost $7,761,187)				7,419,666

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $167,650,203)				$153,709,527

Municipal Bond Obligations – 10.1%
Alaska(a) – 0.1%
Anchorage AK Certificate Participation (Taxable) Series A
$ 1,290,000	2.765%		07/01/22	$1,293,881

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
California – 1.6%
Beverly Hills CA Unified School District GO Bonds (Capital Appreciation) (Refunding) Series 2016(a)(h)
$ 5,000,000	0.000%	08/01/38	$2,829,985

California State Municipal Finance Authority Refunding Revenue Bonds (Taxable-Refunding-University Of San Diego) Series B
3,130,000	2.536	10/01/29	2,875,090

City of National City CA Pension Obligation Revenue (Taxable) Series 2021
3,820,000	2.649	11/01/31	3,344,583

Foothill-De Anza CA Community College District GO Bonds (Taxable – Election of 2006) Series E(a)
1,730,000	3.223	08/01/38	1,655,865

Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B(a)
3,000,000	6.507	08/01/43	3,727,378

Poway CA Unified School District GO Bonds (Taxable-Refunding-Improvement Date 2002-1) Series 2019
3,750,000	2.414	08/01/27	3,539,703

			17,972,604

Colorado – 0.1%
County of El Paso, Colorado Revenue Bonds (Taxable-Refunding) Series 2020 B
730,000	0.800	06/01/23	716,970

Connecticut – 0.3%
Connecticut State GO Bonds Unlimited (Taxable) Series A
3,500,000	3.743	09/15/25	3,537,504

Florida(a) – 0.3%
Florida Development Finance Corp. (Taxable-Refunding-Shands Jacksonville Medical Center Obligated Group) Series B AGM
1,800,000	3.223	02/01/32	1,581,959

Miami-Dade County FL Health Facilities Authority (Taxable-Refunding, Variety Children’s Hospital Obligated Group) Series 2021
1,500,000	2.520	08/01/31	1,324,415

			2,906,374

Hawaii(a) – 0.3%
State of Hawaii GO Bonds Series 2020
2,960,000	0.571	10/01/23	2,871,606

Idaho(a) – 0.5%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011(b)
4,100,000	7.000	01/01/31	4,111,264

Idaho State Building Authority Revenue Bonds Taxable (Idaho Board of Education Project) Series A
1,500,000	3.120	09/01/24	1,508,162

			5,619,426

18	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

April 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – 0.4%
Will County Elementary School District No 122 GO Bonds (Taxable-Refunding) Series A
$ 2,750,000	2.111%	10/01/27	$2,556,905

Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,111,223

Winnebago County IL GO Bonds Series 2018
1,035,000	3.900	12/30/25	1,053,195

			4,721,323

Indiana(a) – 0.1%
Indiana University Revenue Bonds (Taxable-Refunding) Series B
1,000,000	2.767	06/01/37	849,411

Kentucky – 1.0%
Kentucky Higher Education Student Loan Corp. (Taxable) Series A
4,500,000	2.685	06/01/31	3,907,938

Kentucky State Property & Buildings Commission Revenue Bonds (Taxable-Refunding) Series D
5,000,000	2.522	11/01/27	4,657,632

River City, Inc. KY Parking Authority Revenue Bonds (Refunding) Series B(a)
2,890,000	2.750	12/01/33	2,669,590

			11,235,160

Louisiana – 0.2%
City of New Orleans LA GO Bonds (Taxable-Refunding) Series 2021
2,085,000	2.054	09/01/28	1,883,545

Michigan – 0.5%
Dearborn MI GO Bonds (Taxable) Series B
1,750,000	3.879	05/01/27	1,787,972

Fraser MI Public School District GO Bonds (Taxable-Refunding) Series 2019 (Q-SBLF)
2,150,000	2.380	05/01/29	1,991,271

Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment) (Q-SBLF)(a)
1,500,000	5.875	05/01/22	1,500,000

			5,279,243

Mississippi(a) – 0.4%
Mississippi Medical Center Educational Building Corp. Revenue Bonds (Taxable-Refunding-University) Series B
1,465,000	3.000	06/01/23	1,475,969

State of Mississippi GO (Taxable-Refunding-Bonds) Series 2020
3,000,000	1.282	11/01/28	2,622,030

			4,097,999

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri(a) – 0.5%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
$ 2,500,000	5.792%	11/01/41	$3,032,696

Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010
2,800,000	4.820	05/01/23	2,867,939

			5,900,635

Nebraska – 0.3%
University of Nebraska Facilities Corp. Revenue Bonds (Taxable-Refunding) Series A
3,750,000	2.175	10/01/26	3,610,437

New Jersey(a) – 0.3%
Rutgers New Jersey State University Revenue Bonds (Taxable-Refunding) Series R
4,000,000	2.588	05/01/27	3,780,832

New York(a) – 0.7%
New York GO Build America Bonds Series 2010
1,055,000	5.008	06/01/22	1,058,154

New York State Dormitory Authority Revenue Bonds(Taxable-Refunding) Series B
2,700,000	3.229	03/15/30	2,522,531

New York State Thruway Authority Revenue Bonds (Taxable-Refunding) Series M
2,755,000	2.500	01/01/27	2,614,809

New York State Urban Development Corp. Revenue Bonds Series B
1,950,000	3.350	03/15/26	1,929,673

			8,125,167

Ohio – 0.8%
City of Cincinnati OH GO Bonds (Taxable-Refunding) Series A(a)
2,865,000	1.880	12/01/31	2,482,559

Kent OH State University Revenue Bonds (Taxable-Refunding) Series B(a)
1,700,000	2.221	05/01/26	1,614,463

South-Western City OH School District Franklin & Pickaway Countries GO Bonds (CABS-Taxable-Refunding) Series C(h)
2,740,000	0.000	12/01/28	2,150,791

University of Cincinnati Revenue Bonds (Taxable-Refunding) Series B
3,000,000	1.775	06/01/29	2,624,030

			8,871,843

Oregon – 0.2%
Oregon Education Districts Full Faith & Credit Pension Obligations GO Bonds (Taxable) Series 2018(a)
495,000	4.220	06/30/30	503,768

Portland OR Community College District GO Bonds Series 2018
1,250,000	3.970	06/01/27	1,286,824

			1,790,592

The accompanying notes are an integral part of these financial statements.	19

THE BOND FUND

Schedule of Investments (continued)

April 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania(a) – 0.5%
County of Allegheny PA GO (Taxable-Refunding-Bonds) Series C-79
$ 1,650,000	0.973%	11/01/25	$1,529,017

State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,428,621

			4,957,638

Rhode Island – 0.2%
Rhode Island State Student Loan Authority Loan Revenue Bonds (Taxable) Series 1
2,000,000	2.530	12/01/25	1,913,093

Texas – 0.6%
Austin TX Community College District GO (Taxable-Refunding) Series 2020
2,120,000	5.000	08/01/23	2,184,753

City of Houston TX GO Bonds (Taxable-Refunding) Series B(a)
5,000,000	2.130	03/01/26	4,762,457

			6,947,210

Washington(a) – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	2,009,644

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $114,327,379)			$110,892,137

U.S. Treasury Obligations – 8.2%
United States Treasury Bonds
$ 2,125,000	2.500%	02/15/45	$1,887,266
5,000,000	2.500	02/15/46	4,450,390
7,000,000	2.250	08/15/49	6,009,062

United States Treasury Inflation Indexed Bond
8,786,540	0.750	02/15/42	9,309,385

United States Treasury Inflation Indexed Note
5,870,850	0.375	01/15/27	6,118,641

United States Treasury Notes
2,000,000	2.375	01/31/23	2,007,656
10,000,000	1.625	04/30/23	9,948,047
5,000,000	1.375	08/31/23	4,931,836
12,500,000	0.125	09/15/23	12,114,258
2,500,000	0.250	11/15/23	2,414,551
5,000,000	2.250	01/31/24	4,967,383
10,000,000	2.125	03/31/24	9,896,484
6,000,000	2.875	05/31/25	5,996,719
8,000,000	1.500	08/15/26	7,535,000
2,000,000	2.250	02/15/27	1,938,594

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $94,449,051)			$89,525,272

Shares	Dividend Rate	Value

Investment Company – 2.4%

State Street Institutional US Government Money Market Fund – Premier Class
25,745,595	0.293%	$25,745,595
(Cost $25,745,595)

Principal Amount	Interest Rate	Maturity Date	Value

Agency Debentures – 1.1%
FHLMC
$ 5,250,000	0.250%	11/06/23	$5,072,994

FNMA(a)
6,400,000	0.420	11/18/24	6,016,271
1,500,000	0.400	11/25/24	1,408,441

TOTAL AGENCY DEBENTURES
(Cost $13,147,615)			$12,497,706

TOTAL INVESTMENTS – 99.5%
(Cost $1,151,906,008)			$1,087,164,027

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%			5,918,805

NET ASSETS – 100.0%			$1,093,082,832

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(c)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2022.

(d)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(e)	Actual maturity date is September 15, 2115.

(f)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2022. Maturity date disclosed is the ultimate maturity.

(g)	Rate shown is that which is in effect on April 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(h)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

20	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

April 30, 2022 (Unaudited)

Investment Abbreviations:
ASA	—Allmennaksjeselskap (Norwegian Public Company)
CMT	—Constant Maturity Treasury Indexes
AGM	—Insured by Assured Guaranty Municipal Corp.
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
NV	—NaamlozeVennootschap (Dutch Public Company)
PLC	—Public Limited Company
Q-SBLF	—QualifiedSchool Bond Loan Fund
REMIC	—RealEstate Mortgage Investment Conduit
SOFR	—Secured Overnight Funding Rate
UMBS	—Uniform Mortgage Backed Securities

PORTFOLIO COMPOSITION

	AS OF 4/30/22	AS OF 10/31/21

Corporate Obligations	45.4%	50.4%
Asset-Backed Securities	18.2	18.0
Collateralized Mortgage Obligations	12.8	9.2
Municipal Bond Obligations	10.1	9.3
U.S. Treasury Obligations	8.2	7.8
Investment Company	2.4	2.1
Agency Debentures	1.1	1.9
Federal Agencies	0.7	0.8
Commercial Mortgage Obligations	0.6	0.6

TOTAL INVESTMENTS	99.5%	100.1%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	21

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

April 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 51.8%
Collateralized Mortgage Obligations – 40.7%
Banc of America Funding Corp. Series 2004-A, Class 1A3(a)(b)
$ 1,510	2.496%	09/20/34	$1,507

Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)(b)
58,226	2.468	11/25/33	55,168

Barclays Mortgage Loan Trust Series 2021-NQM1, Class A1(a)(b)(c)
455,016	1.747	09/25/51	427,961

Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)(b)
14,991	2.750	11/25/34	14,501

BINOM Securitization Trust Series 2021-INV1, Class A1(a)(b)(c)
515,034	2.034	06/25/56	479,297

BRAVO Residential Funding Trust Series 2021-NQM1, Class A1(a)(b)(c)
287,395	0.941	02/25/49	271,037

BRAVO Residential Funding Trust Series 2021-NQM2, Class A1(a)(b)(c)
494,032	0.970	03/25/60	477,677

Bunker Hill Loan Depositary Trust Series 2020-1, Class A1(a)(b)(c)
218,793	1.724	02/25/55	212,701

Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class A1(a)(b)
14,808	2.524	09/25/34	14,369

Credit Suisse Mortgage Capital Certificates Series 2021-NQM5, Class A1(a)(b)(c)
398,152	0.938	05/25/66	371,137

Fannie Mae Grantor Trust Series 2011-T2, Class A1
497,830	2.500	08/25/51	461,907

FHLMC REMIC Series 3753, Class AS
295,356	3.500	11/15/25	298,200

FHLMC REMIC Series 5072, Class MY
735,867	1.000	12/25/50	623,238

FHLMC REMIC PAC Series 2022, Class PE
6,043	6.500	01/15/28	6,401

FHLMC REMIC PAC Series 2109, Class PE
14,962	6.000	12/15/28	15,883

FHLMC REMIC PAC Series 23, Class PK
9,446	6.000	11/25/23	9,644

FHLMC REMIC Series 2010-109, Class M
392,205	3.000	09/25/40	383,435

FHLMC REMIC Series 3816, Class HA
777,204	3.500	11/15/25	784,754

FHLMC REMIC Series 4561, Class BA
418,527	3.500	09/15/42	419,311

FHLMC REMIC Series 5005, Class CA
64,313	2.000	04/25/41	63,966

FHLMC REMIC Series 5131, Class MA
749,708	1.500	04/25/49	672,769

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC Series 5140, Class H
$ 931,379	2.000%	08/25/46	$856,953

FHLMC REMIC Series 5144, Class PC
960,092	1.500	09/25/51	861,882

FNMA REMIC PAC Series 1992-129, Class L
10	6.000	07/25/22	10

FNMA REMIC PAC Series 1992-89, Class MA(d)
15	0.000	06/25/22	15

FNMA REMIC Series 1993-182, Class FA(a) (10 Year CMT – 0.650%)
867	2.110	09/25/23	867

FNMA REMIC Series 2003-117, Class KB
252,738	6.000	12/25/33	274,979

FNMA REMIC Series 2003-14, Class AP
12,460	4.000	03/25/33	12,599

FNMA REMIC Series 2011-146, Class NB
28,892	4.000	09/25/41	28,861

FNMA REMIC Series 2012-100, Class WA
273,933	1.500	09/25/27	263,353

FNMA REMIC Series 2012-110, Class CA
225,882	3.000	10/25/42	216,511

FNMA REMIC Series 2012-118, Class EB
286,732	1.500	11/25/27	276,694

FNMA REMIC Series 2013-112, Class G
178,820	2.125	07/25/40	175,717

FNMA REMIC Series 2013-135, Class GA
368,108	3.000	07/25/32	366,236

FNMA REMIC Series 2013-16, Class FY(a) (1M USD LIBOR + 0.350%)
1,032,339	1.018	03/25/43	1,026,425

FNMA REMIC Series 2013-74, Class YA
199,439	3.000	05/25/42	193,507

FNMA REMIC Series 2015-15, Class CA
451,960	3.500	04/25/35	449,820

FNMA REMIC Series 2015-19, Class CA
186,964	3.500	01/25/43	186,438

FNMA REMIC Series 2015-2, Class PA
209,716	2.250	03/25/44	203,449

FNMA REMIC Series 2016-104, Class BA
287,981	3.000	01/25/47	279,914

FNMA REMIC Series 2016-24, Class TA
91,500	3.000	04/25/42	91,362

FNMA REMIC Series 2016-53, Class BV
552,639	3.500	11/25/27	549,392

FNMA REMIC Series 2016-96, Class A
348,291	1.750	12/25/46	328,751

FNMA REMIC Series 2017-46, Class EA
215,415	3.500	12/25/50	216,129

FNMA REMIC Series 2017-7, Class JA
183,554	2.000	02/25/47	166,589

22	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

April 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC Series 2019-10, Class PT
$ 302,443	3.500%	03/25/49	$298,809

FNMA REMIC Series 2020-35, Class MA
386,330	2.000	12/25/43	370,877

FNMA REMIC Series 2020-56, Class AH
761,893	2.000	05/25/45	732,303

FNMA REMIC Series 2021-28, Class YG
772,397	2.000	03/25/47	716,001

FNMA REMIC Series 2021-45, Class CB
627,610	2.000	02/25/44	601,939

FNMA REMIC Series 2021-56, Class HE
652,039	1.250	09/25/51	582,312

GCAT 2021-NQM6 Trust Series 2021-NQM6, Class A1(a)(b)(c)
482,716	1.855	08/25/66	459,720

GNMA REMIC Series 2009-65, Class AF
11,062	4.000	07/20/39	11,217

GNMA REMIC Series 2010-14, Class PA
4,707	3.000	02/20/40	4,704

GNMA REMIC Series 2012-13, Class EG
270,163	2.000	10/20/40	268,215

GNMA REMIC Series 2013-188, Class LE
584,531	2.500	11/16/43	555,050

GNMA REMIC Series 2014-131, Class DM
81,489	3.000	02/20/44	80,297

GNMA REMIC Series 2015-65, Class BD
268,742	2.250	05/20/45	252,830

GNMA REMIC Series 2015-94, Class AT
231,939	2.250	07/16/45	217,436

GNMA REMIC Series 2019-21, Class MA
334,379	3.500	09/20/47	332,397

GNMA REMIC Series 2021-59, Class PG
636,573	2.000	04/20/51	587,108

GS Mortgage-Backed Securities Trust Series 2020-NQM1, Class A1(a)(b)(c)
205,504	1.382	09/27/60	199,923
522,890	1.017	07/25/61	497,197

GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a) (1M USD LIBOR + 0.440%)
40,027	1.108	05/25/35	36,332

GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)(b)
187,636	2.852	01/25/36	189,310

Homeward Opportunities Fund I Trust Series 2020-2, Class A1(a)(b)(c)
64,844	1.657	05/25/65	64,555

Impac CMB Trust Series 2003-2F, Class A(e)
66,367	5.730	01/25/33	66,856

Impac CMB Trust Series 2003-8, Class 2A1(a) (1M USD LIBOR + 0.900%)
3,315	1.568	10/25/33	3,318

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Impac CMB Trust Series 2004-7, Class 1A1(a) (1M USD LIBOR + 0.740%)
$ 24,122	1.408%	11/25/34	$24,193

Impac CMB Trust Series 2005-2, Class 2A2(a) (1M USD LIBOR + 0.800%)
43,220	1.468	04/25/35	40,660

Impac Secured Assets Corp. Series 2006-1, Class 2A1(a) (1M USD LIBOR + 0.700%)
89,600	1.368	05/25/36	86,969

IndyMac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)(b)
29,697	2.927	10/25/34	28,744

JPMorgan Mortgage Trust Series 2016-4, Class A3(a)(b)(c)
122,135	3.500	10/25/46	117,321

Lehman XS Trust Series 2005-7N, Class 1A1A(a) (1M USD LIBOR + 0.540%)
71,262	1.208	12/25/35	68,808

Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)(b)
32,813	2.703	04/21/34	32,462

MFA 2021-INV2 Trust Series 2021-INV2, Class A1(a)(b)(c)
966,382	1.906	11/25/56	890,955

MFA Trust Series 2021-NQM1, Class A1(a)(b)(c)
322,191	1.153	04/25/65	307,401

MFA Trust Series 2021-NQM2, Class A1(a)(b)(c)
329,921	1.029	11/25/64	301,597

MortgageIT Trust Series 2005-1, Class 1A1(a) (1M USD LIBOR + 0.640%)
193,507	1.308	02/25/35	192,468

MortgageIT Trust Series 2005-1, Class 1A2(a) (1M USD LIBOR + 0.780%)
166,445	1.448	02/25/35	166,106

New Residential Mortgage Loan Trust Series 2019-RPL3, Class A1(a)(b)(c)
715,504	2.750	07/25/59	694,448

Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)(b)
12,556	3.028	09/25/34	12,628

Sequoia Mortgage Trust Series 2003-2, Class A1(a) (1M USD LIBOR + 0.660%)
22,823	1.254	06/20/33	22,564

Sequoia Mortgage Trust Series 2010, Class 1A(a) (1M USD LIBOR + 0.800%)
12,097	1.394	10/20/27	12,067

Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)(b)
117,819	2.455	10/25/33	118,982

Vendee Mortgage Trust Series 1996-2, Class 1Z
24,930	6.750	06/15/26	26,308

Verus Securitization Trust Series 2021-2, Class A1(a)(b)(c)
433,476	1.031	02/25/66	408,135

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $24,945,338)			$23,772,838

The accompanying notes are an integral part of these financial statements.	23

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

April 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligation – 0.3%
GNMA REMIC Series 2010-141, Class B
$ 159,726	2.717%		02/16/44	$158,917

Federal Agencies – 10.8%

FHLMC
1,212	6.000		10/01/23	1,277
11,342	5.000		05/01/27	11,754
129,351	2.500		04/01/28	127,096
(12M USD LIBOR + 1.600%),
186,986	2.702	(a)	07/01/45	185,551
(12M USD LIBOR + 1.601%),
174,633	2.647	(a)	07/01/46	177,850

FNMA
340,681	3.500		10/01/26	337,155
188,625	3.500		12/01/27	189,745
216,233	2.500		03/01/28	208,911
456,267	2.500		05/01/28	440,893
239,990	3.000		05/01/28	233,890
280,206	2.500		07/01/28	268,160
260,660	3.000		09/01/28	258,651
163,359	2.500		01/01/30	154,853
229,210	3.500		10/01/32	225,209
291,792	3.000		08/01/33	273,197
(12M USD LIBOR + 1.597%),
92,694	2.691	(a)	12/01/45	95,249

GNMA,
(1 Year CMT + 1.500%)
29	2.000	(a)	11/20/24	29
94	3.000	(a)	12/20/24	94
1,882	1.875	(a)	04/20/26	1,898
1,458	1.625	(a)	08/20/26	1,453
2,612	2.000	(a)	01/20/28	2,656

UMBS
253,789	3.000		11/01/26	252,561
210,538	3.000		12/01/26	208,946
4,014	7.000		11/01/31	4,109
264,381	5.000		02/01/32	273,772
62,823	6.000		07/01/33	66,439
403,677	3.500		07/01/34	402,519
860,432	2.500		07/01/35	826,189
239,498	3.500		08/01/35	238,077
930,848	2.000		10/01/35	873,938

TOTAL FEDERAL AGENCIES
(Cost $6,709,201)				$6,342,121

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $31,812,044)				$30,273,876

U.S. Treasury Obligations – 30.5%

United States Treasury Bill(d)
$1,200,000	0.000%		11/03/22	$1,191,409

United States Treasury Inflation Indexed Notes
1,141,870	0.625		04/15/23	1,180,676
1,215,570	0.625		01/15/24	1,268,799

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
United States Treasury Notes
$ 750,000	0.125%	04/30/23	$735,146
700,000	0.375	08/15/24	662,594

United States Treasury Notes
500,000	1.375	10/15/22	500,059
700,000	0.125	05/15/23	685,398
1,000,000	0.250	05/15/24	951,289
1,000,000	1.500	11/30/24	966,836
750,000	2.125	11/30/24	736,436
950,000	1.000	12/15/24	906,100
500,000	1.125	02/28/25	476,582
3,000,000	0.500	03/31/25	2,802,656
5,140,000	0.375	04/30/25	4,773,373

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $18,570,096)			$17,837,353

U.S. Government Agency Obligations – 10.4%

FHLB
$ 600,000	3.000%	12/09/22	$604,815
775,000	0.500	04/14/25	723,557

FHLMC
1,000,000	0.250	06/08/22	999,669
700,000	2.350 (f)	03/25/25	690,060
1,000,000	0.375	07/21/25	923,033

FNMA
500,000	2.000	10/05/22	501,416
1,000,000	0.625	04/22/25	936,116
750,000	0.500	06/17/25	696,350

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $6,282,324)			$6,075,016

Shares	Dividend Rate	Value

Investment Company – 4.0%

State Street Institutional US Government Money Market Fund – Premier Class
2,302,544	0.293%	$ 2,302,544
(Cost $2,302,544)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – 1.4%
Home Equity – 0.8%
Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2 (1M USD LIBOR + 1.080%)
$ 301,327	1.748%	03/25/33	$295,918

Terwin Mortgage Trust Series 2004-7HE, Class A3(c) (1M USD LIBOR + 1.400%)
154,817	2.068	07/25/34	152,049

24	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

April 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Home Equity – (continued)
Terwin Mortgage Trust Series 2004-9HE, Class A1(c) (1M USD LIBOR + 0.800%)
$ 40,121	1.468%	09/25/34	$38,854

			486,821

Other – 0.6%
Countrywide Asset-Backed Certificates Series 2004-6, Class 2A4 (1M USD LIBOR + 0.900%)
111,391	1.568	11/25/34	109,299

Towd Point Mortgage Trust Series 2017-2, Class A1(b)(c)
203,255	2.750	04/25/57	202,753

			312,052

TOTAL ASSET-BACKED SECURITIES
(Cost $762,610)			$798,873

TOTAL INVESTMENTS – 98.1%
(Cost $59,729,618)			$57,287,662

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%			1,117,510

NET ASSETS – 100.0%			$58,405,172

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. The interest rate shown reflects the rate as of April 31, 2022.

(b)	Rate shown is that which is in effect on April 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(c)	Exempt from registration under Rule 144A of the Securities Act 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(d)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(e)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2022. Maturity date disclosed is the ultimate maturity.

(f)	Security with “Call” features with resetting interest rates.

Investment Abbreviations:
FHLB	—FederalHome Loan Bank
FHLMC	—FederalHome Loan Mortgage Corp.
FNMA	—FederalNational Mortgage Association
GNMA	—GovernmentNational Mortgage Association
LIBOR	—LondonInterbank Offered Rate
PAC	—PlannedAmortization Class
REMIC	—RealEstate Mortgage Investment Conduit
UMBS	—UniformMortgage Backed Securities

PORTFOLIO COMPOSITION

	AS OF 4/30/2022	AS OF 10/31/21

Collateralized Mortgage Obligations	40.7%	42.7%
U.S. Treasury Obligations	30.5	25.1
Federal Agencies	10.8	13.4
U.S. Government Agency Obligations	10.4	10.6
Investment Company	4.0	3.9
Asset-Backed Securities	1.4	1.7
Commercial Mortgage Obligations	0.3	0.3

TOTAL INVESTMENTS	98.1%	97.7%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	25

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 98.5%
Alabama – 1.5%
Millbrook AL GO Bonds (Refunding) Series 2019 (AA-/NR)
$1,625,000	5.000%		09/01/25	$1,745,657
1,705,000	5.000		09/01/26	1,864,155
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding – Noland Health Services Inc.) Series 2021 (A/NR)(a)
2,255,000	5.000		12/01/31	2,530,524

				6,140,336

Alaska – 1.4%
Alaska Housing Finance Corp. Revenue Bond (Refunding) Series B-1 (AA+/Aa1)(a)
2,375,000	2.000		12/01/32	1,973,548

Alaska State Municipal Bond Bank Authority Revenue Bonds (Master Resolution) Series A (A+/NR)
1,000,000	4.000		10/01/24	1,033,766
1,000,000	5.000		10/01/25	1,074,232
1,000,000	5.000	(a)	10/01/28	1,105,512

Alaska State Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (A+/NR)(a)
450,000	5.000		03/01/27	475,751

				5,662,809

Arizona – 1.1%
Arizona Industrial Development Authority Revenue Bonds Series 2020 (NR/Aa2)
1,000,000	5.000		05/01/31	1,158,357

Pima County AZ Regional Transportation Excise Tax Revenue Bonds (Pima County Regional Transportation Fund) (AA+/NR)
1,000,000	5.000		06/01/22	1,003,029
1,000,000	5.000		06/01/23	1,032,010

Yuma AZ Municipal Property Corp. Excise Tax Revenue Bonds (Refunding-Senior Lien) Series 2015 (AA-/A1)(a)
1,050,000	4.000		07/01/26	1,096,714

				4,290,110

Arkansas – 1.6%
Arkansas State Development Finance Authority State Agency Facilities Revenue Bonds (Department of Community Correction Project) Series 2018 (AA-/NR)(a)
980,000	4.000		11/01/31	1,040,409

City of Benton AR Public Utilities Revenue Bonds (Taxable-Refunding) Series 2020 (NR/A1)
375,000	1.950		09/01/23	372,397
500,000	2.280		09/01/26	476,434
250,000	2.400	(a)	09/01/27	235,749

City of Forrest City AR Sales & Use Tax Revenue Bonds Series 2021 (A-/NR)
635,000	3.000		11/01/28	626,389
650,000	3.000		11/01/29	633,032
675,000	3.000	(a)	11/01/30	652,054
690,000	3.000	(a)	11/01/31	661,637

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Arkansas – (continued)
Fort Smith AR Water & Sewer Revenue Bonds (Refunding) Series 2018 (A/NR)(a)
$ 500,000	5.000%	10/01/31	$549,721

National Park AR Community College District GO Bonds (Refunding) Series 2018 (A+/NR)(a)
645,000	4.000	03/01/30	673,990
635,000	4.000	03/01/32	659,321

			6,581,133

California – 1.7%
Corona-Norca CA Unified School District GO Bonds Series E (AA-/Aa3)
450,000	5.400	08/01/26	501,367

Placentia-Yorba Linda Unified School District (Refunding) Series A (AA-/Aa2)(a)
1,345,000	3.000	08/01/36	1,250,233

San Bernardino County Flood Control District (Refunding) Series 2021 (AA+/Aa1)(a)(b)(c)(d)
5,000,000	0.450	08/01/37	5,000,000

			6,751,600

Colorado – 2.5%
Adams County CO Certificates of Participation Series 2021 (A/NR)(a)
550,000	4.000	12/01/36	570,085

Colorado Springs CO Utilities System Revenue Bonds (Variable System Improvement) Series A (AA+/Aa2)(a)(b)(c)(d)
2,000,000	0.420	11/01/41	2,000,000

Colorado State Board for Community Colleges & Occupational Educational System Revenue Bonds (Refunding-Arapahoe Community College – Castle Rock Collaboration Campus) Series A (NR/Aa3)(a)
450,000	4.000	11/01/31	472,870
850,000	4.000	11/01/32	889,688

Colorado State Health Facilities Authority Revenue Bonds Series A (A+/NR)
1,000,000	5.000	11/01/23	1,040,465

Colorado State Housing & Finance Authority Revenue Bonds (Taxable) Series C-1 (GNMA) (AAA/Aaa)
310,000	2.025	05/01/24	302,234
280,000	2.075	11/01/24	270,932
250,000	2.125	05/01/25	240,081
250,000	2.175	11/01/25	238,734

Colorado State School of Mines Institutional Enterprise (Refunding) Series 2018-A (NR/A1)(a)(b)(d) (1M USD LIBOR 0.67+ 0.500%)
2,400,000	0.805	02/01/23	2,394,254

Denver City & County School District No. 1 GO Bonds Series 2021 (AA+/Aa1)(a)
500,000	3.000	12/01/36	467,253

South Suburban Park & Recreation District Certification of Participation Series 2021 (AA-/NR)(a)
1,175,000	4.000	12/15/41	1,217,339

			10,103,935

26	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Connecticut – 1.3%
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series A (AMT) (NR/Aa3)(a)
$ 560,000	3.250%		11/15/24	$556,420
830,000	3.750		11/15/27	818,975

Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series B (AMT) (NR/Aa3)
330,000	5.000		11/15/27	362,888
450,000	5.000		11/15/28	498,938
450,000	5.000		11/15/29	502,249
385,000	5.000		11/15/30	431,719

Connecticut State Housing Finance Authority Housing Finance Mortgage Program Revenue Bonds (Taxable Refunding) Series A-4 (AAA/Aaa)
330,000	1.860		11/15/24	317,795
530,000	1.900		05/15/25	506,009
765,000	1.950		11/15/25	724,455
500,000	2.090		05/15/26	471,433

				5,190,881

District of Columbia(a)(b)(c)(d) – 0.5%
Metropolitan Washington Airports Authority Series B-REMK (AA+/NR)
2,050,000	0.420		10/01/40	2,050,000

Florida – 1.8%
County of Broward FL Port Facilities Revenue Bond (Refunding) Series A (A/A1)
870,000	5.000		09/01/24	920,066

County of Broward FL Port Facilities Revenue Bond Series A (A/A1)
620,000	5.000		09/01/28	702,243

Florida State Housing Finance Corp. Revenue Bonds Series 1 (GNMA/FNMA/FHLMC) (NR/Aaa)
620,000	2.000		07/01/27	587,710
570,000	2.050		01/01/28	549,742
595,000	2.100		07/01/28	574,496
605,000	2.125	(a)	01/01/29	584,431

Lake County FL School Board Certificates of Participation (Refunding-Master Lease Program) Series A (A/NR)(a)
725,000	5.000		06/01/24	746,005

Orange County FL Tourist Development Tax Revenue Bonds (Refunding) Series 2010 (AA-/NR)
2,000,000	5.000		10/01/23	2,074,918

Seminole County FL School Board Certificates of Participation Series B (AA-/Aa3)(a)(e)
500,000	5.000		07/01/24	502,989

				7,242,600

Georgia – 0.9%
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NPFG) (NR/Aa1)
20,000	5.500		08/01/23	20,384

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Georgia – (continued)
Fulton County GA Development Authority Revenue Bonds (Refunding-Robert W Woodruff Arts Center, Inc.) Series A (NR/A2)
$1,000,000	5.000%		03/15/26	$1,080,990

Milledgeville & Baldwin County Development Authority Revenue Bonds(Refunding) Series 2021 (A+/NR)
500,000	5.000		06/15/30	566,473
500,000	5.000		06/15/31	569,415
600,000	5.000	(a)	06/15/32	679,309
700,000	5.000	(a)	06/15/33	787,819

				3,704,390

Idaho(a) – 0.3%
Idaho Housing & Finance Association (Refunding Garvee) Series A (NR/A2)
500,000	4.000		07/15/36	517,664
750,000	4.000		07/15/37	769,686

				1,287,350

Illinois – 13.5%
Champaign County IL Community Unit School District No. 4 GO Bonds (Refunding) Series 2019 (AA/Aa2)
630,000	4.000		06/01/28	675,197

Cook County IL School District No. 63 East Maine GO Bonds (Refunding) Series 2019 (NR/Aa2)(a)
1,460,000	4.000		12/01/34	1,515,927

Cook County IL Township High School District No. 208 Riverside-Brookfield GO Bonds (Refunding) Series B (AA+/NR)
1,090,000	5.000		12/15/25	1,173,651

Countryside IL GO Bonds (Taxable-Refunding) Series 2014 (NR/Aa2)
500,000	3.300		01/01/24	503,132

Du Page & Will County Community School District No. 204 Indian Prairie (Refunding) Series 2016 (NR/Aa1)
5,000,000	2.000		12/30/22	5,010,847

DuPage County School District No 62 Gower Series 2021 (NR/Aa2)
500,000	4.000		12/30/30	543,867
1,365,000	3.000	(a)	12/30/38	1,214,348

Elk Grove Village GO Bonds Series 2017 (AA+/NR)
530,000	3.000		01/01/24	533,985
550,000	3.000		01/01/25	554,413
1,140,000	5.000		01/01/26	1,229,667
525,000	5.000	(a)	01/01/28	578,322

Governors State University Revenue Bonds (Refunding) Series 2021 (AA/NR)(a)
805,000	4.000		10/01/34	820,828
855,000	4.000		10/01/36	866,575

Illinois Finance Authority Revenue Bonds (Refunding-The Carle Foundation) Series A (AA-/NR)(a)
1,550,000	4.000		08/15/37	1,535,783

The accompanying notes are an integral part of these financial statements.	27

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)
Illinois Finance Authority Revenue Bonds (Rush University Medical Center Obligated Group) Series A (A+/A1)
$ 500,000	5.000%	11/15/24	$529,919

Kane County IL Forest Preservation District GO Bonds Series A (AA+/NR)(a)
1,695,000	3.000	12/15/26	1,708,001

Kendall Kane & Will Counties Community Unit School District No 308 GO Bonds Series 2022 (AA/A2)
800,000	5.000	02/01/23	818,091
1,035,000	5.000	02/01/24	1,080,133

Kendall Kane & Will Counties IL Community Unit School District No. 308 GO Bonds (Refunding) Series 2016 (NR/A2)
1,115,000	5.000	02/01/24	1,160,509
1,000,000	5.000	02/01/25	1,059,840

Lake County IL Community Consolidated School District No. 46 Grayslake GO Bonds (Refunding) Series 2015 (AA+/NR)
1,000,000	5.000	11/01/23	1,038,366

Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)(a)
2,450,000	4.000	01/01/33	2,534,577

Mount Prospect IL GO Bonds (Refunding) Series A (AA+/NR)(a)
1,000,000	3.000	12/01/28	1,011,944

Peoria County Community Unit School District No 323 GO Bonds (Refunding) Series 2022 (NR/Aa2)(a)
780,000	3.000	04/01/32	753,532
815,000	3.000	04/01/33	780,460

Peoria IL GO Bonds (Refunding) Series B (A+/A2)
1,205,000	5.000	01/01/24	1,249,411

Rolling Meadows IL GO Bonds Series 2019 (AA+/NR)(a)
495,000	4.000	12/15/34	522,386
515,000	4.000	12/15/35	542,954
535,000	4.000	12/15/36	563,464
555,000	4.000	12/15/37	584,292
580,000	4.000	12/15/38	610,796
600,000	4.000	12/15/39	632,427

Round Lake IL GO Bonds (Refunding) Series 2019 (NR/Aa2)
815,000	4.000	01/01/24	835,237
765,000	4.000	01/01/25	792,050

Saint Clair County IL High School District No. 203 O’Fallon GO Bonds (Refunding) Series 2017 (NR/Aa2)
845,000	4.000	12/01/23	865,300
685,000	4.000	12/01/24	708,601
735,000	4.000	12/01/25	768,301

Stark Knox Marshall Henry & Peoria Counties Community Unit School Dist No 100 (Refunding) Series 2021 BAM (AA/A1)(a)
860,000	4.000	12/01/38	865,224

Village of Palos Park IL GO Bonds Series 2022 (NR/Aa2)(a)
540,000	3.500	12/01/38	499,098
595,000	3.500	12/01/41	540,112

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)
Westchester Village of IL GO Bonds Series 2021 (BAM) (AA/A2)(a)
$1,000,000	4.000%	12/01/34	$1,039,191
1,825,000	4.000	12/01/38	1,880,869

Will County Community Unit School District No 201-U Crete-Monee GO Bonds Series D (AA/NR)
895,000	5.000	01/01/23	913,186

Will County IL Community Unit School District No. 365 Valley View GO Bonds (Prerefunded-Capital Appreciation) Series 2003 (AGM) (AA/Aa2)(f)
4,770,000	0.000	11/01/23	4,612,344

Winnebago County IL GO Bonds (Refunding) Series C (NR/Aa3)
765,000	5.000	12/30/25	825,962
905,000	5.000	12/30/28	1,016,276
960,000	5.000	12/30/29	1,089,996

Woodford Lasalle Livingston Etc. Counties Community Unit School District GO Bonds Series A (AA/NR)(a)
650,000	4.000	12/01/30	689,453
700,000	4.000	12/01/31	736,807
700,000	4.000	12/01/32	730,565
725,000	4.000	12/01/33	755,397

			54,101,613

Indiana – 7.8%
Carmel IN Local Public Improvement Bank Revenue Bonds Series B-1 (AA/NR)(a)
1,810,000	4.000	01/15/34	1,880,318

County of Elkhart IN Building Corp. Revenue Bonds Series 2022 (AA/NR)(a)
2,950,000	3.000	12/01/33	2,751,210

Decatur Township IN Multi-School Building Corp. Revenue Bonds (Refunding-First Mortgage) (Multi Purpose) Series 2015 (AA+/NR)
2,315,000	5.000	07/15/23	2,390,984

Eastern Pulaski IN Multi-School Building Corp. Revenue Bonds (First Mortgage) Series 2015 (AA+/NR)(a)
840,000	4.000	07/15/28	853,875

Greater Clark In Building Corp. Revenue bonds (1st Mortgage) Series 2018 (AA+/NR)(a)
1,000,000	4.000	07/15/32	1,051,485

Griffith Redevelopment Authority Revenue Bonds(Refunding) Series A (A+/NR)(a)
585,000	3.000	07/15/33	551,717

Griffith Redevelopment Authority Revenue Bonds(Refunding) Series B (A+/NR)(a)
565,000	3.000	07/15/32	537,968
585,000	3.000	07/15/33	551,717

Indiana Finance Authority Revenue Bonds (Educational Facilities-Butler University Project) Series A (A-/NR)(a)
540,000	5.000	02/01/25	561,559
425,000	5.000	02/01/27	442,625
700,000	5.000	02/01/28	729,091
600,000	5.000	02/01/29	624,315

28	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Indiana – (continued)
Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A2)(a)
$ 815,000	5.000%		02/01/28	$832,940

Indiana State Finance Authority Revenue Bond (Refunding-Marion Hospital, Inc. Obligated Group) Series 2021 (A/NR)
830,000	4.000		07/01/31	862,877
700,000	4.000	(a)	07/01/32	711,831
700,000	4.000	(a)	07/01/36	702,891

Jefferson County Jail Building Corp Revenue Bonds Series 2021 (BAM) (AA/NR)(a)
1,955,000	4.000		07/15/33	2,078,971

Lake Central Multi-District School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series B (AA+/NR)
1,000,000	5.000		07/15/24	1,046,543

Martinsville Redevelopment Authority Series 2021 BAM (AA/NR)(a)
565,000	3.000		08/01/33	528,136
400,000	3.000		08/01/35	368,858
700,000	3.000		08/01/37	637,516

Plainfield IN High School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series 2014 (AA+/NR)(a)
1,000,000	4.000		01/15/26	1,031,210

Shelbyville IN Redevelopment Authority Series 2021 (A+/NR)(a)
885,000	3.000		08/01/29	861,252
910,000	3.000		08/01/30	877,364
940,000	3.000		08/01/31	897,942
485,000	4.000		08/01/32	509,189

Vinton-Tecumseh IN School Building Corporation Revenue Bonds (First Mortgage) Series A (AA+/NR)(a)
500,000	5.000		07/15/31	551,272
500,000	5.000		07/15/32	550,510

Westfield High School 1995 Building Corp. Revenue Bonds (1st Mortgage) Series B (AA+/NR)(a)
1,000,000	5.000		01/15/31	1,080,483
750,000	5.000		07/15/31	810,087

Whitestown Redevelopment Authority Revenue Bonds (Refunding) Series B (AA+/NR)(a)
1,625,000	3.000		08/01/33	1,547,333
1,670,000	3.000		08/01/34	1,580,983

				30,995,052

Iowa – 0.4%
County of Woodbury IA GO Bonds Series 2021 (NR/Aa3)
620,000	4.000		06/01/25	647,143
525,000	3.000	(a)	06/01/31	506,893
555,000	3.000	(a)	06/01/32	526,515

				1,680,551

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas(a) – 0.7%
Geary County KS Unified School District No. 475 GO Bonds Series A (NR/Aa3)(e)
$ 700,000	4.000%		09/01/33	$734,386
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(e)
1,015,000	5.000		09/01/30	1,097,099

Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)
1,000,000	5.000		09/01/31	1,112,181

				2,943,666

Kentucky – 3.7%
Appalachian Regional Healthcare Obligated Group Revenue Bonds(Refunding) Series 2021 (A/NR)
1,695,000	5.000		07/01/30	1,915,930
855,000	5.000		07/01/31	974,832
1,275,000	5.000	(a)	07/01/32	1,441,931

Barren County KY School District Finance Corp. Revenue Bonds (Refunding) Series 2015 (NR/A1)(a)
1,000,000	5.000		08/01/26	1,060,930

Kentucky State Property & Building Commission Revenue Bonds (Project No. 112) Series B (A-/A1)(a)
400,000	5.000		11/01/27	437,658

Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series B (NR/A1)
1,000,000	5.000		05/01/26	1,086,103
750,000	5.000	(a)	05/01/28	823,992
915,000	5.000	(a)	05/01/29	1,002,593

Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series D (NR/A1)
750,000	5.000		05/01/27	826,194

Kentucky State Property & Building Commission Series 2018 (AA/A2)
885,000	5.000		04/01/28	983,217

Kentucky State Property & Building Commission Series A (AA/A1)
960,000	5.000		02/01/26	1,046,306

Oldham County KY School District Finance Corp. (Refunding) Series 2016 (NR/A1)
590,000	5.000		06/01/22	591,717
610,000	5.000		06/01/23	628,533
690,000	5.000		06/01/24	723,669

Owensboro KY GO Bonds Series A (NR/A1)(a)
1,200,000	5.000		05/01/25	1,234,117

				14,777,722

Louisiana – 1.8%
City of Lafayette LA Communications System Revenue Bonds (Refunding) Series A (AA/A2)
830,000	4.000		11/01/28	882,520
860,000	3.000		11/01/29	851,592
890,000	3.000		11/01/30	873,549

The accompanying notes are an integral part of these financial statements.	29

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Louisiana – (continued)
Iberia Parish LA Parish wide School District GO Bonds Series 2017 (AA-/NR)
$ 510,000	3.000%		03/01/24	$514,104
530,000	4.000		03/01/25	549,694
550,000	4.000		03/01/26	576,353
570,000	4.000		03/01/27	604,997
450,000	4.000	(a)	03/01/28	478,470

Louisiana Public Facilities Authority Revenue Bonds (Refunding-Ochsner Clinic Foundation Project) Series 2015 (A/A3)(a)
800,000	5.000		05/15/30	848,425

St. Tammany LA Parish Wide School District No 12 GO Bonds (Refunding) Series 2017 (AA/NR)(a)
980,000	4.000		03/01/28	1,042,002

				7,221,706

Maine – 2.6%
Maine Municipal Bond Bank Revenue Bonds Series A (AA+/Aa2)(a)
1,000,000	3.000		11/01/37	897,621

Maine State Governmental Facilities Authority Revenue Bonds Series A (AA-/Aa3)(a)
2,485,000	4.000		10/01/32	2,627,805

Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)(a)
115,000	5.000		07/01/24	115,305

Maine State Housing Authority Mortgage Purchase Revenue Bonds Series B (AA+/Aa1)
1,300,000	1.950		11/15/24	1,274,538
835,000	2.050		11/15/25	811,004
1,000,000	2.100		11/15/26	961,676

Maine State Housing Authority Mortgage Purchase Revenue Bonds Series E (AA+/Aa1)(a)
840,000	2.150		11/15/29	786,221
870,000	2.250		11/15/30	802,362
905,000	2.350		11/15/31	828,783

Portland ME Airport Revenue Bonds (Refunding-General) Series 2016 (BBB+/Baa1)
145,000	5.000		01/01/23	147,686
470,000	5.000		01/01/24	487,711
215,000	5.000	(a)	01/01/34	228,109
330,000	5.000	(a)	01/01/35	349,767

				10,318,588

Maryland(a) – 1.4%
Maryland State Economic Development Corp Revenue Bonds(Howard Hughes Medical Institute) Series A (AAA/Aaa)(b)(c)(d)
3,400,000	0.440		02/15/43	3,400,000

Maryland State Water Quality Financing Administration Bay Restoration Fund Revenue Bonds Series 2015 (AA/Aa3)
2,000,000	2.800		03/01/26	2,009,407

				5,409,407

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Massachusetts – 0.5%
Massachusetts Housing Finance Agency Revenue Bonds Series 2021 (AA+/Aa1)(a)
$ 960,000	1.850%		06/01/32	$796,794
710,000	1.900		12/01/32	586,633

Massachusetts State Housing Finance Agency Revenue Bonds Series B (AMT) (AA/Aa2)
300,000	3.050		06/01/22	300,284
310,000	3.250		06/01/23	309,881

				1,993,592

Michigan – 5.4%
Comstock Park MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA/NR)
730,000	5.000		05/01/24	767,389

Grand Blanc Community Schools (Taxable-Refunding) Series 2021 (Q-SBLF) (AA/NR)
500,000	2.000		05/01/25	485,461
1,475,000	2.000		11/01/25	1,424,609
500,000	2.000		05/01/26	479,409
1,875,000	2.000		11/01/26	1,787,178

Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series A (NR/A1)(a)
445,000	5.000		07/01/30	490,917
495,000	5.000		07/01/32	543,879

Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series B (NR/A1)(a)
380,000	5.000		07/01/31	418,167

Hazel Park School District GO Bonds (Refunding) Series 2022 (AA/NR)
925,000	4.000		05/01/23	941,049
1,135,000	4.000		05/01/24	1,167,116

Ingham County Building Authority Revenue Bonds (Justice Complex Project) Series 2020 (AA/NR)(a)
1,485,000	2.000		05/01/31	1,241,433

Jackson College MI GO Bonds (Refunding) Series 2016 (NR/Aa2)
940,000	3.000		05/01/25	949,711

Jenison MI Public Schools GO Bonds (Refunding) Series 2017 (NR/Aa3)
1,110,000	4.000		05/01/23	1,131,793

Kalamazoo MI Public Schools GO Bonds Series 2018 (NR/A1)(a)
2,370,000	4.000		05/01/31	2,514,392

Mattawan MI Consolidated School District GO Bonds Series I (Q-SBLF) (AA/NR)(a)(e)
750,000	5.000		05/01/26	805,144

Michigan State Housing Development Authority Revenue Bonds (Taxable-Refunding) Series B (AA/NR)
500,000	2.816		04/01/25	492,127

Michigan State Housing Development Authority Revenue Bonds Series A (AA/NR)
400,000	2.150		04/01/25	392,523
470,000	2.550	(a)	04/01/28	459,354
410,000	2.600	(a)	10/01/28	400,522

30	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Michigan – (continued)
Northwest Community Schools GO Bonds (School Building & Site) Series 2013 (Q-SBLF) (AA/NR)(a)
$1,000,000	4.000%		05/01/24	$1,019,535
Portland MI Public Schools GO Bonds (Refunding) Series 2016 (Q-SBLF) (AA/NR)(a)
1,150,000	4.000		05/01/27	1,213,581

Saginaw Township MI Community School District (Refunding) Series 2015 (Q-SBLF) (NR/Aa1)(a)
750,000	4.000		05/01/28	782,562

Washtenaw MI Community College GO Bonds (Refunding) Series 2015 (NR/Aa1)
645,000	4.000		04/01/25	671,382

Zeeland Public Schools GO Bonds Series I (AA/NR)(a)
1,000,000	3.000		05/01/33	922,964

				21,502,197

Minnesota – 0.1%
Minnesota State Housing & Finance Agency Revenue Bonds Series A (GNMA/FNMA/FHLMC) (AA+/Aa1)
245,000	1.700		07/01/26	232,254

Mississippi – 1.2%
Mississippi State Development Bank Special Obligation Revenue Bonds (Hinds County Project) Series 2017 (NR/WR)(a)
300,000	5.000		11/01/29	322,356
400,000	5.000		11/01/30	427,676
500,000	5.000		11/01/31	532,305
400,000	5.000		11/01/32	425,231

Mississippi State Gaming Tax Revenue Bonds Series 2015-E (A-/A3)
1,055,000	5.000		10/15/25	1,132,314

Mississippi State Home Corp. Revenue Bonds Series 2022 (NR/Aaa)
720,000	1.800		06/01/30	644,924
690,000	1.850		12/01/30	615,539
1,000,000	1.950	(a)	06/01/31	889,130

				4,989,475

Missouri – 1.5%
City of Missouri Development Finance Board Revenue Bonds (Refunding) Series 2021 (A-/NR)
850,000	4.000		04/01/28	884,924
1,825,000	4.000		04/01/29	1,900,471
810,000	4.000		04/01/30	843,965

Jackson County MO Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) Series 2014 (NR/Aa3)(a)
2,300,000	5.000		12/01/26	2,447,466

				6,076,826

Nebraska – 0.9%
Citry of Omaha Public Facilities Corp.Revenue Bonds Series A (AA+/Aa2)(a)
860,000	3.000		04/15/34	799,969
1,070,000	3.000		04/15/35	981,926

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Nebraska – (continued)
Nebraska Public Power Generation Agency Revenue Bonds (Refunding) (Whelan Energy Center Unit 2) Series A (NR/A2)
$1,750,000	5.000%		01/01/23	$1,785,210
Sarpy County NE Hospital Authority No.1 Revenue Bonds (Refunding-Nebraska Medicine) Series 2016 (AA-/NR)(a)
35,000	3.000		05/15/46	29,053

				3,596,158

New Jersey – 2.6%
Middlesex County NJ Cops Certificates of Participation (Refunding) Series 2017 (AA+/NR)
705,000	4.000		06/15/26	745,604
500,000	4.000		06/15/27	533,670
500,000	4.000	(a)	06/15/28	530,710
760,000	4.000	(a)	06/15/29	802,954

New Jersey Housing & Mortgage Finance Agency MF Conduit Revenue Bonds (Lexington Manor Apartments Project) Series B (NR/Aaa)
570,000	3.150		06/15/25	573,354

New Jersey State Transportation Trust Fund Authority Revenue Bonds (Capital Appreciation) Transportation System Series 2006 (AMBAC) (AA+/Aa1)(f)
1,255,000	0.000		12/15/26	1,094,549

Township of Washington NJ/Gloucester County GO Bonds Series 2021 (NR/Aa2)(a)
1,000,000	2.000		05/15/33	796,928

Ventnor City NJ GO Bonds (Refunding) Series 2017 (AA/NR)
1,470,000	4.000		12/01/22	1,489,771
1,530,000	4.000		12/01/23	1,571,551
690,000	4.000		12/01/26	726,458
705,000	4.000		12/01/27	747,149
730,000	4.000	(a)	12/01/28	769,401

				10,382,099

New Mexico – 2.4%
Las Cruces NM Joint Utility Revenue Bonds (Subordinate Line System Improvement) Series 2018 (NR/Aa3)(a)
845,000	4.000		06/01/29	884,949
500,000	4.000		06/01/30	522,263
500,000	4.000		06/01/33	520,305

New Mexico State Mortgage Finance Authority Revenue Bonds Series A (NR/Aaa)
785,000	1.900		03/01/31	694,860
530,000	2.050	(a)	03/01/32	464,537
590,000	2.100	(a)	09/01/32	515,866

The University of New Mexico Series 2001 (AA-/Aa3)(a)(b)(c)(d)
4,265,000	0.470		06/01/26	4,265,000

University of New Mexico NM Revenue Bonds (Refunding & Improvement-Subordinate Lien) Series A (AA-/Aa3)(a)
1,685,000	2.250		06/01/27	1,649,025

				9,516,805

New York(a) – 2.7%
Monroe Country NY Development Corp. Revenue Bonds (Refunding John Fisher College) Series A (A-/NR)
500,000	5.000		06/01/29	519,023

The accompanying notes are an integral part of these financial statements.	31

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
New York(A) – (continued)
New York City Water & Sewer System Revenue Bonds (Second Generation) Series CC (AA+/Aa1)(b)(c)(d)
$4,000,000	0.420%		06/15/41	$4,000,000

Triborough Bridge & Tunnel Authority Revenue Bonds Series A (AA+/Aa1)(b)(c)(d)
4,000,000	0.420		11/01/41	4,000,000
Upper Mohawk Valley Memorial Auditorium Authority Revenue Bonds (Refunding) Series 2021 (A+/NR)
890,000	2.700		12/01/32	779,754
915,000	2.850		12/01/33	801,245
940,000	3.000		12/01/34	823,991

				10,924,013

North Carolina – 0.7%
County of Hoke NC Revenue Bonds(Refunding) Series 2021 (A+/Aa3)(a)
865,000	3.000		06/01/35	816,146

North Carolina State Housing Finance Agency Homeownership Revenue Bonds Series 39-B (GNMA/FNMA/FHLMC) (AA+/Aa1)(a)
725,000	3.200		01/01/29	714,195

Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR)
330,000	4.000		06/01/22	330,603
350,000	4.000		06/01/23	355,985
480,000	4.000	(a)	06/01/25	486,359

				2,703,288

Ohio – 6.9%
Akron OH Certificates of Participation (District Energy Project) Series 2018 (A/NR)(a)
885,000	4.000		12/01/29	917,473
960,000	4.000		12/01/31	990,670

Akron OH GO Bonds (Refunding) (A+/NR)(a)
545,000	5.000		12/01/26	576,997

City of Akron OH Income Tax Revenue Bonds (Refunding) Series 2022 (AA-/NR)(a)
1,000,000	4.000		12/01/32	1,062,249
1,000,000	4.000		12/01/33	1,060,476

City of Middletown OH GO Bonds (Refunding) Series 2017 (NR/A1)
995,000	4.000		12/01/25	1,045,293
935,000	5.000		12/01/27	1,046,502

City of Middletown OH GO Bonds (Refunding) Series 2017 (NR/NR)
100,000	4.000		12/01/25	104,705
110,000	5.000		12/01/27	122,816

Cuyahoga Metropolitan Housing Authority Revenue Bonds Series 2021 (A+/NR)(a)
2,500,000	2.000		12/01/31	2,161,239

Dayton City School District Certificates of Participation Series 2021 (NR/A3)(a)
610,000	4.000		12/01/30	648,730
660,000	3.000		12/01/32	623,763
675,000	3.000		12/01/33	633,477

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio – (continued)
Dayton-Montgomery County Port Authority Revenue Bonds Series 2021 (A-/NR)
$ 430,000	2.000%		11/15/31	$352,811

Kent OH State University Revenue Bonds (Taxable-Refunding) Series B (A+/Aa3)(a)
880,000	2.321		05/01/27	825,779

Licking Heights OH Local School District GO Bonds (Refunding) Series C (NR/Aa3)
765,000	5.000		10/01/27	858,345

Mahoning County OH Career & Technical Center Board of Education Certificates of Participation (Refunding) Series 2017 (AA-/NR)(a)
630,000	4.000		12/01/26	650,432
500,000	4.000		12/01/29	515,964

Maumee City School District GO Bonds (Refunding) Series B (AA-/NR)
1,295,000	3.000		12/01/30	1,299,371
1,155,000	4.000		12/01/31	1,261,332

Miami Valley Career Technology Center OH GO Bonds Series 2018 (NR/Aa3)(a)
725,000	4.000		12/01/34	768,368
2,245,000	4.000		12/01/36	2,374,843
2,170,000	4.000		12/01/37	2,276,061

Ohio State Hospital Refunding Revenue Bonds (Cleveland Clinic Health System Obligated Group) Series A (AA/Aa2)
1,000,000	5.000		01/01/24	1,041,834

Ohio State Hospital Revenue Bonds (University Hospitals Health System, Inc.) Series A (A/A2)(a)
1,000,000	5.000		01/15/24	1,018,073

Toledo-Lucas County Port Authority Revenue Bonds Series 2021 (A-/NR)
430,000	2.000		11/15/31	355,594

Triway Local School District COPS Certificates of Participation Series 2021 BAM (AA/NR)(a)
1,000,000	4.000		12/01/30	1,057,132
1,060,000	4.000		12/01/31	1,118,137

University of Toledo OH Revenue Bonds (Refunding-General Receipt) Series A (A/A2)(a)
700,000	4.000		06/01/36	704,985

				27,473,451

Oklahoma – 2.0%
Bryan County School Finance Authority (A/NR)
895,000	4.000		09/01/24	923,706

Leflore County OK Public Facility Authority Educational Facility Lease Revenue Bonds (Poteau Public School Project) Series 2019 (A-/NR)
1,350,000	4.000		12/01/28	1,418,691
1,770,000	4.000	(a)	12/01/30	1,851,833

McClain County Independent School District No 5 Authority Revenue Bonds (Washington Public Schools Project) Series 2022 (A-/NR)(a)
1,810,000	4.000		09/01/34	1,895,238

32	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Oklahoma – (continued)
Oklahoma State Capitol Improvement Authority Facility Revenue Bonds (Department of Correction) Series D (AA-/NR)(a)
$2,000,000	4.000%	07/01/38	$2,096,107

			8,185,575

Oregon(a) – 0.3%
State of Oregon Housing & Community Services Department Revenue Bonds Series A (NR/Aa2)
1,315,000	3.375	01/01/34	1,280,870

Pennsylvania – 10.6%
Berwick Area School District GO Bonds Series 2021 (AA/NR)(a)
345,000	3.000	11/15/34	323,055
685,000	3.000	11/15/35	637,600
720,000	3.000	11/15/36	666,162

Brandywine Heights PA Area School District GO Bonds (Refunding) Series A (AA-/NR)
1,650,000	5.000	02/01/26	1,778,094

Brandywine Heights PA Area School District GO Bonds (Refunding) Series B (AA-/NR)
1,365,000	4.000	02/01/23	1,386,751

Bucks County Technical School Authority Revenue Bonds Series 2022 (AA/A1)(a)
455,000	4.000	02/15/33	475,755
685,000	4.000	02/15/36	706,295

Centre County PA Hospital Authority Revenue Bonds (Refunding Hospital Mount Nittany Medical Center Project) Series A (A+/NR)
1,000,000	5.000	11/15/26	1,097,483

Columbia Borough PA School District GO Bonds (Refunding) Series 2019 (A+/NR)
1,790,000	4.000	02/15/23	1,819,397

Delaware Valley PA Regional Financial Authority Revenue Bonds Series A (CNTY-GTD) (A+/A1)
2,100,000	5.000	09/01/33	2,404,496

Easton Area School District Revenue Bonds Series 2021 (NR/Aa2)(a)
1,100,000	4.000	04/01/33	1,150,000

Gateway School District Alleghany County GO Bonds Series 2021 (AA/A1)(a)
795,000	3.000	10/15/35	747,606
1,300,000	3.000	10/15/36	1,206,914

Gateway School District Alleghany County GO Bonds Series 2021 (BAM) (AA/A1)(a)
1,000,000	3.000	10/15/34	945,606

Hamburg Area School District PA Series 2021 (AA-/NR)(a)
1,000,000	3.000	04/01/34	960,862
1,400,000	3.000	04/01/35	1,320,326

Pennsylvania Higher Education Assistance Agency Revenue Bonds Series A (A/A1)
500,000	5.000	06/01/26	535,412
525,000	5.000	06/01/27	564,553
525,000	5.000	06/01/28	569,218
535,000	5.000	06/01/29	584,772
425,000	5.000	06/01/30	466,693

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Pennsylvania State Economic Development Financing Authority Governmental Lease Revenue Bonds (Taxable-Refunding-Forum Place Project) Series 2020 (A/A2)
$1,250,000	2.082%		03/01/24	$1,226,800

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds Series 2022 (AA/Aa3)(a)
475,000	4.000		08/15/42	467,719

Pennsylvania State Housing Finance Agency SF Mortgage Revenue Bonds Series 130A (AA+/Aa1)(a)
795,000	2.100		10/01/30	725,608
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Taxable-Refunding-1st) Series 2020 (NR/A1)
335,000	2.355		12/01/26	322,109
400,000	2.533		12/01/27	383,884
350,000	2.633		12/01/29	331,642

Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series A-2 (NR/A1)(a)
3,000,000	5.000		12/01/35	3,354,610

Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series C (A+/A1)(a)
500,000	5.000		12/01/26	532,316

Peters Township PA School District Washington County GO Bonds Series C (NR/Aa2)(a)
1,000,000	4.000		09/01/36	1,036,842

Plum Boro PA Municipal Authority Sewer Revenue Bonds (Refunding) Series C (AA/NR)
1,175,000	3.000		11/15/27	1,192,399

Salisbury Township PA School District GO Bonds Series A (A/NR)(a)
1,390,000	4.000		02/15/27	1,443,232

Shikellamy School District PA GO Bonds Series 2020 (AA/NR)(a)
1,945,000	2.000		09/01/28	1,818,959
1,610,000	2.000		09/01/29	1,477,653

Southcentral PA General Authority Revenue Bond Series TT2 (A-/NR)
225,000	5.000		05/01/28	246,713
225,000	5.000		05/01/29	249,171
400,000	5.000		05/01/30	446,680
375,000	5.000		05/01/31	421,907
325,000	4.000	(a)	05/01/32	331,049
325,000	4.000	(a)	05/01/33	330,266
300,000	4.000	(a)	05/01/34	304,374

Wayne County PA Hospital & Health Facilities Authority Revenue Bond (Memorial Hospital Project) Series A (CNTY-GTD) (A/NR)
550,000	4.000		07/01/25	573,277
520,000	4.000		07/01/27	550,821
400,000	5.000	(a)	07/01/28	439,994
500,000	4.000	(a)	07/01/33	506,986

Wilkes-Barre PA Finance Authority Revenue Bonds (Refunding-University of Scranton) Series A (A-/NR)
1,000,000	5.000		11/01/24	1,052,586

The accompanying notes are an integral part of these financial statements.	33

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)

Wilson PA School District GO Bonds Series A (AA/NR)
$ 650,000	4.000%		05/15/26	$685,565
840,000	4.000	(a)	05/15/27	885,961

York PA GO Bonds (Refunding) Series A (NR/NR)
640,000	5.000		11/15/26	666,000

				42,352,173

Rhode Island(a) – 1.6%
Rhode Island State & Providence Plantations Lease Certificates of Participation (Eleanor Slater Hospital Project) Series B (AA-/Aa3)
1,600,000	5.000		11/01/30	1,809,649
760,000	4.000		11/01/32	812,880
980,000	4.000		11/01/33	1,046,604

Rhode Island State & Providence Plantations Lease Certificates of Participation (Refunding) (School Deafening Project) Series D (AA-/Aa3)
1,000,000	5.000		04/01/29	1,099,731

Rhode Island State Housing and Mortgage Finance Corp Revenue Bonds Series 2022 (AA+/Aa1)
2,025,000	2.100		04/01/32	1,781,154

				6,550,018

South Carolina – 0.6%
City of North Charleston SC Noisette Community Redevelopment Project Area Series 2022 (AA-/NR)(a)
1,130,000	4.000		10/01/36	1,179,557

Laurens County SC School District No. 055 Installment Purchase Revenue Bonds (Refunding) Series 2015 (A-/A2)
1,000,000	5.000		12/01/24	1,059,223

				2,238,780

South Dakota – 0.6%
South Dakota Housing Development Authority Revenue Bonds (Home Ownership Mortgage) Series D (AAA/Aaa)
30,000	2.700		05/01/25	30,016

South Dakota State Health & Educational Facilities Authority Revenue Bonds Series 2017 (NR/A1)
750,000	5.000		09/01/23	775,610
825,000	5.000		09/01/24	868,259
605,000	5.000		09/01/25	648,125

				2,322,010

Tennessee – 0.5%
Greeneville TN Health & Educational Facilities Board Hospital Revenue Bonds (Refunding-Ballad Health Obligated Group) Series A (A-/A3)
500,000	5.000		07/01/28	554,790
600,000	5.000	(a)	07/01/29	660,332
500,000	5.000	(a)	07/01/30	547,486

Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)(a)
150,000	4.050		01/01/38	151,431

				1,914,039

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Texas – 7.9%
Arlington TX Higher Education Finance Corp. Revenue Bonds (KIPP Texas, Inc.) Series 2018 (PSF-GTD) (AAA/NR)(a)
$1,000,000	4.000%		08/15/30	$1,053,315
1,000,000	4.000		08/15/31	1,049,583

Arlington TX Higher Education Finance Corp. Revenue Bonds (Responsive Education Solutions) Series A (PSF-GTD) (AAA/NR)
725,000	5.000		08/15/25	779,604

Arlington TX Higher Education Finance Corp. Revenue Bonds (Uplift Education) Series B (PSF-GTD) (AAA/NR)(a)
540,000	4.000		12/01/30	567,459
485,000	4.000		12/01/32	508,315

Arlington TX Higher Education Finance Corp. Revenue Bonds Series A (PSF-GTD) (AAA/NR)(a)
1,075,000	3.000		08/15/33	1,023,387
1,000,000	4.000		08/15/34	1,047,163
1,000,000	4.000		08/15/35	1,041,626

Celina TX GO Bonds (Certificates of Obligation) (Waterworks & Sewer System) Series 2015 (AA/Aa3)(a)
430,000	5.000		09/01/27	464,065
980,000	5.000		09/01/28	1,055,361

City of Bryan TX Electric System Revenue Bonds (Refunding) Series 2021 (A+/NR)(a)
960,000	4.000		07/01/31	1,001,463

City of Houston TX Airport System Revenue Bonds Series 2021 (NR/A1)
1,000,000	5.000		07/01/29	1,098,981
900,000	5.000		07/01/30	992,796
1,200,000	5.000		07/01/31	1,329,012

Clifton TX Higher Education Finance Corp. Revenue Bond (Refunding-Idea Public Schools) Series 2017 (PSF-GTD) (AAA/NR)(a)
2,500,000	4.000		08/15/28	2,663,742

EL Paso TX GO Bonds Series 2016 (AA/NR)(a)
5,000,000	5.000		08/15/28	5,469,045

Harris County Municipal Utility District No 105 GO Bonds (Refunding) Series 2022 (AA/NR)
905,000	4.000		03/01/32	944,659
970,000	4.000	(a)	03/01/33	1,008,319
1,015,000	4.000	(a)	03/01/34	1,052,279

Houston Higher Education Finance Corp Revenue Bonds (William Marsh Rice University Project) Series B (AAA/Aaa)(a)(b)(c)(d)
1,500,000	0.430		05/15/48	1,500,000

Katy TX Independent School District GO Bonds (Refunding) Series A (PSF-GTD) (AAA/Aaa)
300,000	5.000		02/15/25	320,835
Kyle TX GO Bonds (Refunding) Series 2015 (AA-/NR)(a)
1,000,000	4.000		08/15/26	1,040,222

McGregor TX Independent School District GO Bonds (Capital Appreciation) Series 2001 (PSF-GTD) (AAA/NR)(f)
710,000	0.000		02/15/25	639,995

34	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Texas – (continued)
North Fort Bend Water Authority Revenue Bonds (Refunding) Series 2021 (AA/NR)(a)
$1,350,000	4.000%	12/15/32	$1,445,237

Round Rock Transportation & Economic Development Corp. (Taxable) Series 2021 BAM (AA/NR)
910,000	1.250	08/15/26	838,413

Wichita Falls TX GO Bonds Series A (AA/Aa2)(a)
880,000	4.000	09/01/31	921,547
870,000	4.000	09/01/32	909,766

			31,766,189

Utah – 0.4%
Salt Lake City UT Airport Revenue Bonds Series A (A/A2)
1,000,000	5.000	07/01/26	1,070,366

Salt Lake City UT Airport Revenue Bonds Series B (A/A2)(a)
500,000	5.000	07/01/34	540,992

			1,611,358

Vermont – 0.9%
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (A/NR)
300,000	5.000	06/15/24	312,990
400,000	5.000	06/15/25	423,082
400,000	5.000	06/15/26	428,064
780,000	5.000	06/15/27	844,759

Vermont Student Assistance Corp Revenue Bonds Series 2021 (A/NR)
400,000	5.000	06/15/29	436,537
455,000	5.000	06/15/30	498,404
475,000	5.000	06/15/31	521,263

			3,465,099

Washington(a) – 0.9%
Chelan County Public Utility District No 1 Revenue Bonds (Variable Refunding) Series B (AA+/Aa3)(b)(c)(d)
1,505,000	0.420	07/01/32	1,505,000

Port of Seattle WA Special Facilities Revenue Bonds (Refunding) Series 2013 (A/A1)
900,000	3.600	06/01/26	908,193

Washington State Health Care Facilities Authority Revenue Bonds (Multicare Health System) Series A (AA-/Aa3)
495,000	5.000	08/15/27	531,312

Washington State Health Care Facilities Authority Revenue Bonds (Refunding-Providence St. Joseph Health) Series B (A+/A1)
150,000	5.000	10/01/30	165,840

Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)
310,000	3.450	12/01/30	311,391

			3,421,736

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Wisconsin(a) – 0.8%
Luxemburg-Casco WI School District Brown & Kewaunee Counties GO Notes (Refunding) Series 2018 (AA-/NR)
$ 520,000	4.000%	03/01/30	$544,945
765,000	4.000	03/01/31	799,942
540,000	4.000	03/01/32	563,675

Wisconsin Public Finance Authority Revenue Bonds (Taxable Refunding Hawaii Pacific Health Obligated Group) Series A (NR/A1)
1,170,000	4.082	07/01/29	1,170,031

			3,078,593

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $412,580,094)			$394,030,047

Shares	Dividend Rate	Value

Investment Company – 0.6%

State Street Institutional US Government Money Market Fund – Premier Class
2,533,062	0.293%	$2,533,062

TOTAL INVESTMENT COMPANY
(Cost$2,533,062)		$2,533,062

TOTAL INVESTMENTS – 99.1%
(Cost $415,113,156)		$396,563,109

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		3,438,132

NET ASSETS – 100.0%		$400,001,241

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2022.

(c)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(d)	Rate shown is that which is in effect on April 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(e)	Prerefunded security. Maturity date disclosed is prerefunding date.

(f)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.	35

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2022 (Unaudited)

Investment Abbreviations:
AGM	—Insuredby Assured Guaranty Municipal Corp.
AMBAC	—Insuredby American Municipal Bond Assurance Corp.
AMT	—AlternativeMinimum Tax
COPS	—Certificatesof Participation
FHLMC	—FederalHome Loan Mortgage Corp.
FNMA	—FederalNational Mortgage Association
GNMA	—GovernmentNational Mortgage Association
GO	—GeneralObligation
LIBOR	—LondonInterbank Offered Rate
NR	—Not Rated
PSF-GTD	—Guaranteedby Permanent School Fund
Q-SBLF	—QualifiedSchool Bond Loan Fund
WR	—WithdrawnRating

PORTFOLIO COMPOSITION

	AS OF 4/30/22	AS OF 10/31/21

General Obligation	35.0%	34.1%
Lease	16.5	12.3
Limited Tax	10.0	9.3
Hospital	8.2	9.6
Transportation	6.0	5.5
Single Family Housing	5.8	4.5
Education	5.5	9.4
Water/Sewer	3.0	2.6
Student	2.3	2.2
Prerefunded/Escrow to Maturity	2.0	1.9
Power	1.8	1.4
Multi Family Housing	1.2	1.5
Utilities	0.7	0.7
Investment Company	0.6	5.2
Not For Profit	0.5	0.4

TOTAL INVESTMENTS	99.1%	100.6%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

36	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 95.7%
Alabama(a) – 0.7%
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding – Noland Health Services Inc.) Series 2021 (A/NR)
$ 2,000,000	5.000%		12/01/31	$2,244,367

Alaska(a) – 0.6%
Alaska Housing Finance Corp. Revenue Bond (Refunding) Series B-1 (AA+/Aa1)
2,375,000	2.000		12/01/32	1,973,548

California(b) – 0.6%

Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NPFG) (A+/Baa2)
2,400,000	0.000		08/01/29	1,906,447

Illinois(a) – 2.1%
Illinois Finance Authority Revenue Bonds (OSF Healthcare System) Series 2016 (A/A3)
2,500,000	3.250		05/15/39	2,163,306

Illinois Housing Development Authority Revenue Bonds (Refunding Homeowner Mortgage) Series C (AA/Aa2)
3,000,000	2.900		08/01/31	2,943,076

Woodford Lasalle Livingston Etc. Counties IL Community Unit School District GO Bonds Series A (AA/NR)
500,000	4.000		12/01/34	520,274
500,000	4.000		12/01/35	519,690
500,000	4.000		12/01/36	519,099
515,000	4.000		12/01/37	534,403

				7,199,848

Indiana – 1.0%
Shelbyville Redevelopment Authority Revenue Bonds Series 2021 (A+/NR)
505,000	3.000		08/01/27	501,442
860,000	3.000		08/01/28	848,385
500,000	3.000	(a)	08/01/33	467,377

Whitestown Redevelopment Authority (Lease Rental Multipurpose Refunding Revenue)- Series 2021 (AA+/NR)(a)
1,575,000	3.000		08/01/32	1,518,402

				3,335,606

Kansas(a) – 0.4%
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)
1,280,000	5.000		08/01/44	1,417,586

Maine(a) – 1.3%
Maine Governmental Facilities Authority Revenue Bonds Series A (AA-/Aa3)
2,640,000	4.000		10/01/33	2,785,840

Maine Municipal Bond Bank Revenue Bonds Series A (AA+/Aa2)
1,700,000	3.000		11/01/35	1,598,307

				4,384,147

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Michigan(a) – 0.8%
Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)
$ 2,920,000	2.550%		06/01/27	$2,852,760

Missouri – 86.3%
Arnold MO Certificates of Participation (Refunding) Series 2019 (A+/NR)(a)
760,000	4.000		08/15/28	802,583
645,000	4.000		08/15/29	677,581
825,000	4.000		08/15/30	862,970
555,000	4.000		08/15/31	578,065

Boone County MO R-1 Reorganized School District GO Bonds (Direct Deposit Program) Series R (AA+/NR)(a)
1,150,000	4.000		03/01/39	1,237,095
1,000,000	4.000		03/01/40	1,074,638
750,000	4.000		03/01/41	804,669

Brentwood MO Certificates of Participation Series 2018 (AA-/NR)(a)
2,070,000	4.000		10/01/33	2,155,428
1,655,000	4.000		10/01/34	1,722,606

Cape Girardeau County MO Industrial Development Authority Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)(a)
750,000	5.000		06/01/26	752,188

Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Kearney Direct Deposit Program) Series 2018 (AA+/NR)(a)
900,000	4.000		03/01/31	951,833
750,000	4.000		03/01/37	785,270

Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Refunding) Series 2022 (A+/NR)
730,000	4.000		03/01/25	758,339
745,000	4.000		03/01/26	780,142
915,000	4.000		03/01/28	967,392

City of Brentwood MO Certificates of Participation Series 2019 (AA-/NR)(a)
1,415,000	4.000		10/01/36	1,472,208
1,735,000	4.000		10/01/38	1,795,705

City of Columbia MO Water & Electric System Revenue Bonds (Refunding) Series B (A+/NR)
3,015,000	5.000		10/01/27	3,365,129
1,850,000	4.000	(a)	10/01/30	1,961,697

City of Florissant MO Certificates of Participation (Refunding) Series 2021 (NR/Aa3)(a)
505,000	3.000		10/01/30	503,259
520,000	3.000		10/01/31	512,110
550,000	3.000		10/01/33	529,821
570,000	3.000		10/01/34	546,324

City of Jennings MO Certificates of Participation Series 2021 (A-/NR)(a)
1,095,000	4.000		03/01/31	1,127,232
1,230,000	4.000		03/01/34	1,257,332
750,000	4.000		03/01/37	762,423
530,000	4.000		03/01/40	536,492

The accompanying notes are an integral part of these financial statements.	37

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
City of Kansas City MO Special Obligation Revenue Bonds Series 2021 (AA-/A2)(a)
$ 1,000,000	5.000%		04/01/35	$1,138,160
760,000	5.000		04/01/36	863,999
1,435,000	5.000		04/01/37	1,628,991

City of Republic MO Revenue Bonds Series 2022 (A+/NR)(a)
920,000	4.000		05/01/34	951,380
640,000	4.000		05/01/35	659,596
685,000	4.000		05/01/36	704,263

Clay County MO Public School District No. 53 Liberty GO Bonds (Refunding) Series 2016 (AA/NR)(a)
1,000,000	4.000		03/01/34	1,036,831
1,000,000	4.000		03/01/35	1,036,097
1,000,000	4.000		03/01/36	1,035,731

Clay County MO Public School District No. 53 Liberty GO Bonds Series 2018 (AA/NR)(a)
1,000,000	4.000		03/01/33	1,037,566
1,000,000	4.000		03/01/34	1,036,831

Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)(a)
500,000	4.000		10/01/42	506,115

County of Cass MO GO Bonds (Refunding) Series A (AA/NR)
515,000	5.000		09/01/24	543,438
505,000	5.000		09/01/25	542,664

County of Cole MO Reorganized School District No. 2 GO Series 2019 (AA+/NR)(a)
3,370,000	5.000		03/01/36	3,569,442

County of Franklin MO Certificates of Participation (Refunding) Series B (A+/NR)
1,075,000	4.000		04/01/27	1,132,215
1,100,000	4.000	(a)	04/01/28	1,157,513

County of Greene MO Certificate of Participation Series 2018 (NR/Aa2)(a)
1,000,000	4.000		09/01/31	1,060,451

County of St Charles MO Special Obligation Revenue Bonds (Refunding) Series 2020 (AA/NR)
1,485,000	3.000		10/01/25	1,491,861
1,240,000	3.000		10/01/26	1,243,865

Duckett Creek MO Sewer District Revenue Bonds (Refunding-System) Series 2015 (NR/Aa3)
1,300,000	5.000		12/01/24	1,377,658
1,215,000	5.000		12/01/25	1,312,109

Fenton MO Fire Protection District GO Bonds Series 2019 (AA+/NR)(a)
1,150,000	4.000		03/01/32	1,205,166
1,200,000	4.000		03/01/33	1,255,911
625,000	4.000		03/01/34	653,547

Festus MO School District No. R-VI Lease Certificates of Participation (School District Project) Series 2019 (A+/NR)
700,000	5.000		04/01/28	779,695
830,000	5.000	(a)	04/01/30	936,162
905,000	5.000	(a)	04/01/31	1,019,494

Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series 2014 (A+/A1)(a)
1,000,000	5.000		12/30/26	1,044,861

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series A (A+/NR)(a)
$ 715,000	4.000%		12/30/32	$760,027
1,780,000	3.000		12/30/33	1,652,844

Greene County MO Certificates of Participation Series 2018 (NR/Aa2)(a)
1,130,000	5.000		09/01/36	1,260,126
1,000,000	5.000		09/01/37	1,113,789

Greene County MO Reorganized School District No. R-2 GO Bonds Series 2018 (Liberty School Building Direct Deposit Program) (AA+/NR)(a)
875,000	5.000		03/01/38	959,815

Greene County MO Reorganized School District No. R-3 GO Bonds Series B (Direct Deposit Program) (AA+/NR)(a)
905,000	4.000		03/01/30	955,516
985,000	4.000		03/01/32	1,032,251

Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)(a)
270,000	5.625		03/01/25	270,410

Hannibal MO Industrial Development Authority Revenue Bonds (Hannibal Regional Hospital Healthcare System, Inc.) Series 2017 (BBB+/NR)(a)
3,225,000	5.000		10/01/37	3,502,752

Health & Educational Facilities Authority of the State of Missouri (Refunding) Series 2021 (BBB+/NR)(a)
350,000	4.000		02/15/34	352,344
400,000	4.000		02/15/35	402,061
580,000	4.000		02/15/36	580,020
700,000	4.000		02/15/37	701,540

Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (SSM Health) Series 2018 (A+/A1)(a)(c)(d)
1,080,000	0.350		06/01/36	1,080,000

Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (SSM Health) Series A (A+/A1)
500,000	5.000		06/01/25	534,004
500,000	5.000	(a)	06/01/34	561,471

Independence MO School District (Refunding) (Direct Deposit Program) Series 2016 (AA+/NR)(a)
1,500,000	4.000		03/01/30	1,567,418

Independence MO School District GO Bonds (Direct Deposit Program) Series 2021 (AA+/NR)(a)
1,500,000	3.250		03/01/38	1,424,493

Independence MO School District Lease Certificates of Participation (Refunding) Series 2016 (A+/NR)
875,000	3.000		04/01/23	882,229
500,000	3.000		04/01/24	504,244
960,000	3.000	(a)	04/01/26	963,936

Jackson County MO Reorganized School District No. 7 Certificates of Participation Series 2016 (AA/NR)
500,000	4.000		05/01/24	513,264
900,000	4.000		05/01/25	933,205
700,000	4.000(a)		05/01/27	736,654
630,000	4.000	(a)	05/01/29	660,546
675,000	4.000	(a)	05/01/30	706,164

38	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO Reorganized School District No. 7 GO Bonds (Refunding) (AA+/NR)(a)
$ 840,000	4.000%		03/01/28	$890,792
580,000	4.000		03/01/30	611,032

Jackson County MO Reorganized School District No.4 Blue Springs GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
1,000,000	5.500		03/01/35	1,161,753
1,000,000	5.500		03/01/36	1,160,663

Jackson County MO Revenue Bonds (Refunding) Series 2014 (NR/Aa3)
550,000	5.000		12/01/23	569,939

Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (BBB+/NR)(a)
475,000	3.000		04/15/28	445,008
575,000	3.250		04/15/30	535,290
550,000	3.300		04/15/31	509,295
700,000	3.375		04/15/32	647,117

Jackson County MO School District Hickman Mills C-1 GO Bonds (Refunding) Series 2020 (AA+/NR)
525,000	4.000		03/01/23	533,728
480,000	4.000		03/01/24	493,507
100,000	3.000		03/01/27	101,001
200,000	4.000	(a)	03/01/30	212,085
165,000	4.000	(a)	03/01/31	174,503
180,000	4.000	(a)	03/01/32	189,558
200,000	4.000	(a)	03/01/33	210,280

Jackson County MO School District No. 58 GO Bonds Series B (NR/A1)
2,020,000	4.000		03/01/26	2,131,868
1,365,000	4.000	(a)	03/01/28	1,450,721

Jackson County MO Special Obligation Revenue Bonds (Refunding-Truman Sports Complex Project) Series 2014 (NR/Aa3)(a)
1,000,000	5.000		12/01/25	1,065,666

Jackson County MO Special Obligation Revenue Bonds (Right of Way Project) (NR/Aa3)(a)
1,345,000	4.000		12/01/26	1,412,985
1,455,000	4.000		12/01/28	1,521,937

Jackson County MO Special Obligation Revenue Bonds (Truman Medical Center Projects) (NR/Aa2)(a)
595,000	4.250		12/01/23	601,655

Jasper County MO Reorganized School District No. R-9 Carthage GO Bonds (Refunding) Series B (AA+/NR)(a)
675,000	4.000		03/01/31	719,914
1,575,000	4.000		03/01/32	1,671,587

Jefferson City MO School District Certificate of Participation Series 2021 (A+/NR)(a)
1,220,000	4.000		04/01/35	1,260,540

Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
15,000	4.000		03/01/30	15,674

Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2018 (AA+/NR)(a)
1,525,000	4.000		03/01/29	1,617,212

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Jefferson County School District No R-VI Festus Certificate of Participation (Refunding)Series 2021 (A+/NR)(a)
$ 585,000	3.000%		04/01/29	$576,896
605,000	3.000		04/01/30	586,631
420,000	3.000		04/01/31	405,140
460,000	3.000		04/01/33	428,961

Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System Project) Series 2014 (A+/NR)(a)
1,895,000	5.000		02/15/27	1,969,540

Joplin MO Industrial Development Authority Health Facilities Revenue Bonds(Taxable-Refunding-Freeman Health System Project)Series B(A+/NR)
480,000	2.200		02/15/23	477,911
450,000	2.318		02/15/24	440,434
500,000	2.378		02/15/25	481,123
1,020,000	2.558		02/15/26	975,082
815,000	2.844		02/15/28	768,280
825,000	2.894		02/15/29	769,168

Joplin MO Schools GO Buildings – Series 2020 (AA+/NR)(a)
3,285,000	3.000		03/01/35	3,099,503

Kansas City MO GO Bonds (Refunding & Improvement) Series A (AA/Aa3)(a)
5,425,000	4.500		02/01/24	5,425,000

Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds(Kansas City International Apartments Terminal Modified Project) Series 2020 (A-/A2)
2,000,000	5.000		03/01/30	2,194,265

Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds(Kansas City International Apartments Terminal Modified Project) Series B (A-/A2)(a)
1,275,000	4.000		03/01/34	1,296,095
1,950,000	4.000		03/01/35	1,979,634

Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds(Kansas City International Apartments Terminal Modified Project) Series B (A-/A2)
2,540,000	5.000		03/01/28	2,759,585
1,370,000	5.000		03/01/29	1,497,212

Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A2)(a)
2,130,000	5.500		09/01/29	2,136,918

Kansas City MO Sanitary Sewer System Revenue Bonds (Refunding) Series A (AA/Aa2)(a)
1,895,000	4.000		01/01/33	1,945,276

Kansas City MO Special Obligation Revenue Bonds (Downtown Streetcar Project) Series A (AA-/A2)(a)
760,000	5.000		09/01/31	762,251

Kansas City MO Special Obligation Revenue Bonds (Refunding) Series C (AA-/A2)
1,000,000	5.000		09/01/27	1,102,267
1,000,000	5.000	(a)	09/01/31	1,110,085

Lebanon MO Reorganized School District No R-3 Go Bonds (Refunding) Series 2022 (A/NR)(a)
1,385,000	3.000		03/01/31	1,377,773

The accompanying notes are an integral part of these financial statements.	39

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Liberty MO Public School District No. 53 Lease Participation Certificates (Refunding) (School Board Association) Series 2016 (AA-/NR)(a)
$ 1,040,000	3.000%		04/01/27	$1,042,267

Maplewood Richmond Heights Mosch District GO Bonds (Refunding) Series 2019 (AA-/NR)(a)
940,000	4.000		03/01/28	993,032
1,055,000	4.000		03/01/29	1,113,691
500,000	4.000		03/01/30	526,529

Maplewood-Richmond Heights MO School District GO Bonds (Refunding) Series A (AA-/NR)(a)
1,000,000	3.000		03/01/40	884,183

Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds Series A (AAA/Aa1)(a)(e)
485,000	5.000		05/01/42	485,000

Missouri Development Finance Board Annual Appropriation Revenue Bonds (Fulton State Hospital Project) Series 2014 (AA+/Aa1)(e)
1,000,000	5.000		10/01/22	1,013,937

Missouri Development Finance Board Cultural Facilities Revenue Bonds (VAR-Nelson Gallery Foundation) Series A (AAA/Aaa)(a)(c)(d)
600,000	0.360		12/01/33	600,000

Missouri Development Finance Board Infrastructure Facilities Refunding Revenue Bonds (City Of Independence) Series C (AA/NR)
2,500,000	5.000		06/01/33	2,782,379

Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding) Series 2014 (A-/A3)
640,000	5.000		01/01/25	678,975

Missouri MO Development Finance Board Revenue Bond (City of Independence Missouri Events Center Project) (Refunding) Series 2021 (A-/NR)
895,000	4.000		04/01/31	932,341
990,000	4.000	(a)	04/01/32	1,025,145
1,095,000	4.000	(a)	04/01/33	1,127,843

Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AA-/NR)(a)
400,000	4.000		04/01/28	400,406
425,000	5.000		04/01/31	426,104
475,000	5.000		04/01/32	476,238
500,000	5.000		04/01/33	501,307
500,000	5.000		04/01/34	501,311

Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)(a)
1,015,000	4.000		04/01/26	1,043,962
635,000	2.000		04/01/27	604,686

Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series B (AA+/Aa1)(a)
800,000	4.000		04/01/28	820,865

Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Tri-County Water Authority Project) (NR/Aa3)(a)
595,000	5.000		01/01/30	630,762
775,000	5.000		01/01/31	820,555

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)(a)
$ 1,440,000	4.500%	06/01/28	$1,469,144

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding- Southeast MO State University) Series 2019 (A/NR)
600,000	5.000	10/01/25	641,506
640,000	5.000	10/01/26	694,878
2,030,000	5.000	10/01/27	2,233,503

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Kansas City Art Institute) Series 2018 (A-/NR)(a)
670,000	5.000	09/01/33	737,236
800,000	5.000	09/01/38	878,708

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (University of Central Missouri) Series C (A+/NR)(a)
2,400,000	5.000	10/01/26	2,490,241

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-Cox Health) Series A (NR/A2)(a)
2,500,000	5.000	11/15/35	2,679,283

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A/NR)(a)
1,000,000	5.000	12/01/33	1,059,798

Missouri State Health & Educational Facilities Authority Health Facllities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A/NR)(a)
1,375,000	5.000	12/01/31	1,459,305

Missouri State Health & Educational Facilities Authority Revenue Bonds (Kansas City University of Medicine & Biosciences) Series A (NR/A1)(a)
950,000	5.000	06/01/34	1,050,513
1,100,000	5.000	06/01/37	1,210,357

Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Children’s Mercy Hospital) Series 2016 (A+/NR)(a)
1,250,000	4.000	05/15/33	1,254,303

Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-The Children’s Mercy Hospital) Series 2016 (A+/NR)(a)
1,250,000	4.000	05/15/39	1,245,378

Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-The Washington University) Series B (AA+/Aa1)(a)(c)(d)
1,675,000	0.360	02/15/33	1,675,000

Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-The Washington University) Series C (AA+/Aa1)(a)(c)(d)
550,000	0.360	03/01/40	550,000

40	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series B (GNMA/FNMA/FHLMC) (AA+/NR)(a)
$ 375,000	2.400%	11/01/30	$347,513
360,000	2.500	05/01/31	335,715
380,000	2.550	11/01/31	354,270

Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series B-2 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
290,000	3.550	11/01/30	290,553

Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series D (GNMA/FNMA/FHLMC) (AA+/NR)(a)
280,000	3.050	11/01/28	276,371
250,000	3.150	11/01/29	246,263
280,000	3.250	11/01/30	276,297
Nixa MO Public Schools Certificates of Participation Series 2021 (A/NR)(a)
1,465,000	3.000	04/01/39	1,286,701
1,000,000	3.000	04/01/41	864,147

Nixa MO Public Schools GO Bonds (Direct Deposit Program) (Refunding) Series 2019 (AA+/NR)(a)
500,000	4.000	03/01/33	523,296
800,000	4.000	03/01/34	836,540

Nodaway County MO Industrial Development Authority Educational Facilities Revenue Bonds (Variable-Northwest Foundation, Inc.) Series 2008 (AA-/NR)(a)(c)(d)
2,885,000	0.440	11/01/28	2,885,000

North Kansas City MO School District No. 74 GO Bonds Series 2020 (AA+/Aa1)(a)
2,445,000	3.000	03/01/30	2,425,338

Northwest Missouri State University Revenue Bonds (Housing System) (NR/A3)(a)
2,750,000	4.000	06/01/26	2,756,007
2,925,000	4.000	06/01/27	2,931,389
1,000,000	4.000	06/01/28	1,002,184

Ozark MO Certificates of Participation Series 2014 (A+/NR)(a)
500,000	5.000	09/01/44	515,612

Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (Refunding & Improvement) Series 2015 (AA+/NR)(a)
1,000,000	4.000	03/01/30	1,010,272
1,000,000	4.000	03/01/34	1,008,469
1,500,000	4.000	03/01/35	1,512,581

Ozark MO Reorganized School District No. R-6 GO Bonds Series B (AA+/NR)(a)
400,000	3.000	03/01/36	369,589

Ozark MO Reorganized School District No. R-6 GO Bonds Series B (AA+/NR)(a)
1,000,000	4.000	03/01/37	1,053,913
1,000,000	4.000	03/01/38	1,048,846
750,000	4.000	03/01/39	783,453

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Platte County MO R-3 School District Building Corp. GO Bonds (School Project) Series 2021 (AA/NR)(a)
$ 1,995,000	5.000%		03/01/33	$2,340,418

Polk County Mo School District No R-1 GO (Bolivar Refunding) Series 2021 (A/NR)(a)
625,000	3.000		03/01/33	611,907
1,600,000	3.000		03/01/35	1,554,443

Rolla MO Certificates of Participation Series B (A+/NR)(a)
225,000	3.150		07/01/27	225,189
410,000	3.450		07/01/32	410,233

Saint Louis MO Airport Revenue Bonds (Lambert-St. Louis International Airport) Series 2005 (NPFG) (A-/A2)
2,135,000	5.500		07/01/28	2,432,380

Saint Louis MO Airport Revenue Bonds (Refunding -St. Louis Lambert International Airport) Series C (A-/A2)
500,000	5.000		07/01/27	549,237
1,000,000	5.000		07/01/28	1,111,361

Southern Platte MO Fire Protection District Series 2018 (NR/Aa2)(a)
540,000	4.000		03/01/38	568,053

Springfield MO Public Utility Revenue Bonds (Refunding) Series 2015 (AA+/NR)(a)
1,310,000	4.000		08/01/31	1,355,527

Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (AMT) (NR/Aa2)
2,275,000	5.000		07/01/27	2,487,623
1,220,000	5.000	(a)	07/01/28	1,325,127
1,400,000	5.000	(a)	07/01/30	1,513,143

Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (NR/Aa3)(a)
1,000,000	4.000		05/01/26	1,015,174
1,405,000	4.000		05/01/27	1,425,626

Springfield MO Special Obligation Revenue Bonds Series 2020 (NR/Aa2)(a)
470,000	4.000		11/01/34	495,649
475,000	4.000		11/01/35	500,419
815,000	4.000		11/01/36	857,772
845,000	4.000		11/01/37	888,875
920,000	4.000		11/01/38	966,399

St Louis Land Clearance for Redevelopment Authority Revenue Bonds (Refunding) Series A (A/NR)(a)
2,735,000	2.125		04/01/39	1,968,504

St Louis Land Clearance for Redevelopment Authority Revenue Bonds Series 2021 (AA-/NR)(a)
1,570,000	3.000		07/15/32	1,488,018
1,615,000	3.000		07/15/33	1,510,088
1,665,000	3.000		07/15/34	1,546,101

St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (Refunding) Series 2016 (AA+/NR)(a)
1,000,000	4.000		12/01/31	1,038,027

St. Joseph MO Industrial Development Authority Special Obligation Revenue Bonds (Refunding) (Sewer System Improvements Project) Series B (A+/NR)(a)
1,085,000	5.000		04/01/26	1,161,217

The accompanying notes are an integral part of these financial statements.	41

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis County MO Community College District Certificates of Participation Series 2017 (AA/NR)(a)
$ 1,000,000	4.000%		04/01/35	$1,043,417
2,000,000	4.000		04/01/36	2,084,978
2,515,000	4.000		04/01/37	2,616,033

St. Louis County MO Library District Certificates of Participation (AA/Aa2)(a)
1,855,000	4.000		04/01/25	1,881,918
1,930,000	4.000		04/01/26	1,957,307
2,010,000	4.000		04/01/27	2,037,346

St. Louis County MO Parkway School District No. C-2 GO Bonds Series B (AAA/NR)(a)
1,000,000	4.000		03/01/32	1,028,888

St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series 2012 (AMT) (A-/A2)(a)
1,280,000	5.000		07/01/23	1,285,136

St. Louis MO Muni Finance Corp. (Refunding-Carnahan Court House) Series A (A/NR)
2,710,000	5.000		02/15/27	2,978,321

St. Louis MO Municipal Finance Corporation Revenue Bonds Series A (A/NR)
1,320,000	5.000		04/15/25	1,407,993
1,390,000	5.000		04/15/26	1,510,130

St. Louis MO Municipal Finance Corporation Sales Tax Leasehold Revenue Bonds (Refunding) Series 2016 (A/NR)
1,000,000	5.000		02/15/24	1,043,249
2,595,000	4.000	(a)	02/15/35	2,660,654

St. Louis MO Municipal Library District Revenue Bonds (Refunding) Series 2020 (AA/NR)(a)
1,900,000	3.000		03/15/39	1,706,396

St. Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
1,000,000	4.000		04/01/29	1,049,542
1,000,000	4.000		04/01/30	1,045,373

Stone County MO Reorganized School District No. 4 (Refunding -MO Direct Deposit Program) Series 2016 (AA+/NR)(a)
1,725,000	4.000		03/01/33	1,789,801
1,840,000	4.000		03/01/34	1,907,770

Taney County Public Water Supply District No 3 Certification of Participation Series 2022 (A/NR)(a)
720,000	3.750		07/01/36	732,899

Truman MO State University Housing Society Revenue Bonds (Refunding-Revenue) Series 2016 (NR/A2)(a)
865,000	3.000		06/01/25	862,658

University City Municipal Library District Certification of Participation Series 2022 (NR/A1)(a)
670,000	3.000		04/15/37	610,926
710,000	3.000		04/15/39	632,415
1,145,000	3.000		04/15/42	970,283

University MO School District GO Bonds (Refunding) (Direct Deposit Program) Series 2017 (AA+/NR)
1,760,000	4.000		02/15/26	1,845,441

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Valley Park MO Fire Protection District GO Bonds Series 2019 (AA/NR)
$ 360,000	4.000%		03/01/25	$374,676
535,000	4.000		03/01/26	562,428
555,000	4.000		03/01/27	589,335
450,000	4.000	(a)	03/01/35	469,729
500,000	4.000	(a)	03/01/37	513,537
755,000	4.000	(a)	03/01/39	773,748

Warrensburg MO School District No R-VI GO Bonds (Direct Deposit Program) Series 2020 (AA+/NR)(a)
500,000	3.000		03/01/36	469,244
560,000	3.000		03/01/37	518,462

Washington MO School District GO Bonds (Direct Deposit Program) Series 2021 (AA+/NR)(a)
2,400,000	4.000		03/01/38	2,501,932

Webster County MO Marshfield School District No. R-1 GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
500,000	4.000		03/01/32	533,442
890,000	4.000		03/01/33	947,994

Wentzville MO Certificates of Participation (Refunding) Series 2015 (NR/A1)
1,160,000	4.000		08/01/25	1,205,795
1,000,000	4.000	(a)	08/01/26	1,041,059

Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2016 (AA+/Aa1)(a)(b)
2,000,000	0.000		03/01/26	1,809,165
2,095,000	0.000		03/01/27	1,828,477

Wentzville R-IV School District MO Lease Certificates of Participation (Refunding & Improvement Certificates) Series 2016 (NR/A1)(a)
1,810,000	4.000		04/01/32	1,863,477
1,800,000	4.000		04/01/33	1,852,166
1,800,000	4.000		04/01/34	1,851,152

Wentzville R-IV School District MO Lease Certificates of Participation Series 2015 (NR/A1)
565,000	5.000		04/01/24	591,388
990,000	4.000	(a)	04/01/25	1,016,940

				297,384,126

North Dakota(a) – 0.7%
North Dakota State Housing Finance Agency Homeownership Revenue Bonds (Home Mortgage Finance Program) Series C (NR/Aa1)
2,310,000	2.600		07/01/28	2,236,055
165,000	3.150		01/01/36	157,262

				2,393,317

Ohio(a) – 0.7%
Cuyahoga Metropolitan Housing Authority Revenue Bonds Series 2021 (A+/NR)
1,500,000	2.000		12/01/31	1,296,744

Dayton City School District Certificates of Participation (Ohio School Facilities Project) Series 2021 (NR/A3)
715,000	3.000		12/01/35	662,563

42	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio(a) – (continued)
Dayton City School District Certificates of Participation (Ohio School Facilities Project) Series 2021 (NR/A3)
$ 695,000	2.125%	12/01/34	$552,263

			2,511,570

Oklahoma(a) – 0.5%
McClain County Independent School District No 5 Washington Revenue Bonds (Washington Public Schools Project) Series 2022 (A-/NR)
1,735,000	4.000	09/01/33	1,821,437

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $343,864,373)			$329,424,759

Shares	Dividend Rate	Value

Investment Company – 4.9%

State Street Institutional US Government Money Market Fund –Premier Class
16,982,559	0.293%	$16,982,559
(Cost $16,982,559)

TOTAL INVESTMENTS – 100.6%
(Cost $360,846,932)		$346,407,318

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(1,964,995)

NET ASSETS – 100.0%		$344,442,323

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(c)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2022.

(d)	Rate shown is that which is in effect on April 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(e)	Prerefunded security. Maturity date disclosed is prerefunding date.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMT	—Alternative Minimum Tax
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NR	—Not Rated

PORTFOLIO COMPOSITION

	AS OF 4/30/22	AS OF 10/31/21

Lease	36.0%	34.1%
General Obligation	27.3	30.1
Hospital	7.7	8.4
Higher Education	7.0	5.6
Limited Tax	5.4	5.5
Single Family Housing	3.6	3.6
Transportation	3.6	3.6
Water/Sewer	2.3	3.7
Power	1.7	2.6
Prerefunded/Escrow to Maturity	0.4	0.4
Multi Family Housing	0.4	0.4
Not For Profit	0.3	—
Crossover	—	1.1
Investment Company	4.9	0.3

TOTAL INVESTMENTS	100.6%	99.4%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	43

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – 98.2%
Alabama(a) – 1.3%
Homewood AL Educational Building Authority Revenue Bonds (Refunding Educational Facilities Samford University) Series A (NR/A3)
$ 1,000,000	4.000%	12/01/35	$1,006,115

Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding – Noland Health Services Inc.) Series 2021 (A/NR)
1,000,000	5.000	12/01/31	1,122,184

			2,128,299

California(b) – 1.0%
Manteca CA Unified School District GO Bonds Capital Appreciation Election 2004 Series 2006 (NPFG) (NR/Aa2)
2,000,000	0.000	08/01/28	1,633,294

Georgia(a) – 0.5%
University Of GA Milledgeville & Baldwin Development Authority Revenue Bonds (Refunding-State of Georgia University Project) (A+/NR)
745,000	5.000	06/15/34	834,056

Illinois(a) – 1.8%
Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)
1,000,000	4.000	01/01/33	1,034,521

Westchester Village GO Bonds Series 2021 (BAM) (AA/A2)
1,690,000	4.000	12/01/36	1,752,268

			2,786,789

Indiana – 3.0%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)(a)
440,000	4.000	01/15/35	456,666

Greene County Hospital Association (Lease Rental Revenue Refunding) Series 2021 (A+/NR)(a)
1,415,000	3.000	08/01/37	1,263,957

Shelbyville IN Redevelopment Authority Lease Rental Revenue Bonds Series 2021 (A+/NR)(a)
550,000	3.000	08/01/34	510,571

Wabash City IN Schools Building Corp. Revenue Bonds Series 2019 (AA+/NR)(a)
1,050,000	4.000	07/15/30	1,102,532

Whitestown Redevelopment Authority Redevelopment Authority Lease Rental Revenue Bonds(Taxable-Refunding) Series 2021 (AA+/NR)
1,530,000	3.000	08/01/31	1,501,669

			4,835,395

Kansas – 85.8%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)(a)(c)
2,335,000	5.000	12/01/22	2,379,635

Arkansas City KS Public Building Commission Revenue Bonds (Refunding) Series 2019 (A/NR)
560,000	5.000	09/01/27	620,477
585,000	5.000	09/01/28	656,091

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Arkansas City KS Public Building Commission Revenue Bonds (Refunding) Series 2019 (A/NR) – (continued)
$ 415,000	5.000	%(a)	09/01/29	$470,473

Blue Valley KS Recreation Commission Certificates of Participation (Recreation Facilities) (AGM) (AA/Aa2)(a)
800,000	4.000		10/01/27	836,948

Bourbon County KS Unified School District No. 234-Fort Scott GO Bonds Series 2014 (A/NR)
900,000	5.000		09/01/23	930,493

Butler County KS Unified School District No. 375 GO Bonds (School Building Improvements) Series 2021 (AGM) (AA/NR)(a)
1,400,000	3.000		09/01/33	1,307,905
1,600,000	3.000		09/01/34	1,484,463

Butler County KS Unified School District No. 385 GO Bonds (Refunding-School Building) Series 2017 (AA-/Aa3)(a)
1,000,000	4.000		09/01/30	1,053,761
500,000	4.000		09/01/31	525,114

Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding – Bel Aire & Park City Project) Series 2017 (AGM) (AA/NR)
1,315,000	5.000		09/01/26	1,432,697
1,305,000	4.000	(a)	09/01/28	1,391,098

Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250		09/01/24	1,055,023

City of Abilene KS Public Building Commission Revenue Bonds (Refunding-Hospital District No. 1) Series 2017 (AA-/NR)(a)
560,000	5.000		12/01/28	626,167
600,000	4.000		12/01/29	637,146
650,000	4.000		12/01/30	687,828

City of Dodge KS GO Bonds (Refunding) Series B (A+/NR)
670,000	4.000		09/01/26	705,353
740,000	4.000	(a)	09/01/28	789,960

City of Emporia KS GO Bonds (Refunding) Series 2020 (AA/NR)
305,000	3.000		09/01/22	306,478
525,000	3.000		09/01/23	529,839

City of Garden KS GO Bonds (Refunding) Series 2020-A (NR/Aa3)(a)
1,255,000	3.000		11/01/29	1,242,731
1,000,000	3.000		11/01/30	981,516

City of Manhattan KS Hospital Revenue Bonds (Refunding-Mercy Regional Hospital Center, Inc.) Series 2013 (NR/NR)(a)(c)
2,000,000	5.000		11/15/22	2,035,617

City of Mulvane KS GO Bonds (Refunding) Series A (AA-/NR)
500,000	5.000		09/01/25	541,943

City of Salina KS Water & Sewage System Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
495,000	3.000		10/01/27	496,626
350,000	3.000		10/01/28	349,208
300,000	3.000		10/01/29	297,183

44	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
City Of Tonganoxie KS GO Bonds Temporary Notes Series C (NR/MIG1)
$ 2,080,000	3.000%		03/01/23	$2,099,159

City of Topeka KS Combined Utility Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
545,000	4.000		08/01/27	576,478
445,000	3.000		08/01/28	444,231
525,000	3.000		08/01/29	520,478
650,000	3.000		08/01/32	618,705

City of Topeka KS GO Bonds (Refunding) Series A (AA/NR)(a)
2,000,000	2.000		08/15/28	1,850,020

County of Sumner KS Series 2021 AGM (AA/NR)(a)
925,000	3.000		10/01/34	857,732
955,000	3.000		10/01/35	879,744

Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)(a)
1,550,000	3.250		08/01/33	1,508,399
1,000,000	5.000		08/01/44	1,107,489

Dickinson County KS Unified School District No. 435 GO Bonds (Taxable-Refunding) Series 2019 (A+/NR)(a)
375,000	2.950		09/01/32	347,895

Douglas County KS Unified School District No. 491 GO Bonds (Edora-Refunding) Series B-2019 BAM (AA/A2)
1,010,000	4.000		09/01/29	1,083,661

Finney County Unified School District No. 457 GO Bonds (Refunding) Series A (A+/NR)(a)
1,530,000	4.000		09/01/30	1,605,621

Franklin County KS Unified School District No. 290 GO Bonds Series A (NR/A1)(a)(c)
2,470,000	5.000		09/01/25	2,669,787

Geary Country KS GO Bonds (Refunding) Series 2016 (A/NR)(a)
1,000,000	4.000		09/01/29	1,052,766

Geary County KS Unified Government GO Bonds (Refunding & Improvement) Series B (AA-/NR)(a)
310,000	5.000	(c)	12/01/25	336,766
380,000	4.000		12/01/26	399,208

Geary County KS Unified School District No. 475 (Taxable) Series C (NR/Aa3)(a)(c)
865,000	3.661		09/01/25	879,638

Goddard KS GO Bonds Series 2019-1 (SP-1+/NR)(a)
1,000,000	3.000		12/01/22	1,001,034

Johnson & Miami Counties KS Unified School District No. 230 GO Bonds Series A (NR/A1)(a)
1,000,000	4.000		09/01/32	1,028,340

Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) Series 2016 (NR/A1)
1,000,000	5.000		09/01/26	1,098,495
1,000,000	3.500	(a)	09/01/30	1,007,476
Johnson & Miami County KS Unified School District No. 230 GO Bonds Series B (NR/A1)(a)
1,000,000	4.000		09/01/33	1,028,418

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Johnson County KS Improvement GO Bond Series A (AAA/Aaa)(a)
$ 2,000,000	4.000%	09/01/34	$2,099,451

Johnson County KS Park & Recreation District Certificates of Participation Series A (NR/Aa2)(a)
1,000,000	4.000	09/01/23	1,005,875

Johnson County KS Unified School District No. 231 GO Bonds (Improvement) Series 2013-A (AA-/NR)
2,395,000	5.000	10/01/22	2,430,174

Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AA-/NR)(a)
1,500,000	4.000	10/01/36	1,547,453

Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series B (AA/Aa2)(a)
1,000,000	4.000	09/01/31	1,045,682

Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series C (AA/Aa2)(a)
1,000,000	4.000	09/01/29	1,053,603

Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding & Improvement) Series B (NR/Aaa)(a)
630,000	4.000	10/01/30	661,587

Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding) Series A (NR/Aaa)(a)(c)
1,000,000	4.000	10/01/25	1,050,195

Kansas City KS Community College District Certificates of Participation (Refunding) Series A (AA-/NR)
945,000	4.000	04/01/23	960,515
545,000	4.000	04/01/24	559,419
1,000,000	4.000	04/01/25	1,035,489
350,000	4.000	04/01/26	365,881

Kansas City KS Community College District Certificates of Participation (Taxable-Refunding) Series B (AA-/NR)
605,000	2.450	04/01/27	572,835

Kansas Development Finance Authority Hospital Revenue Bonds (Refunding-Adventist Health Sunbelt Obligation Group) Series A (AA/Aa2)(a)
2,770,000	5.000	11/15/32	2,775,394

Kansas Development Finance Authority Revenue Bonds (Refunding-State of Kansas University Project) Series A (NR/Aa3)(a)
1,910,000	2.000	05/01/31	1,749,602

Kansas Development Finance Authority Revenue Bonds (Refunding-State of Wichita University Project) Series L (NR/Aa3)(a)
2,685,000	3.000	06/01/35	2,564,939

Kansas Development Finance Authority Revenue Bonds (State of Kansas University Aerospace And Technology Campus Housing Project) Series A-1 (NR/Aa3)(a)
440,000	3.125	05/01/50	344,059
455,000	3.125	05/01/51	352,905

The accompanying notes are an integral part of these financial statements.	45

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Department of Transportation Highway Revenue Bonds Series 2015 (AA/Aa2)(a)
$ 1,250,000	5.000%		09/01/29	$1,343,640
1,110,000	5.000		09/01/34	1,187,660

Kansas State Development Finance Authority Revenue Bonds (Refunding-State of Kansas Project) Series F (A+/Aa3)(a)
1,895,000	3.000		11/01/32	1,792,133

Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (A+/Aa3)(a)
2,000,000	4.000		03/01/31	2,037,198

Kansas State Development Finance Authority Revenue Bonds Series G (A+/Aa3)(a)
1,000,000	5.000		04/01/30	1,021,552

Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (A/NR)(a)
1,715,000	5.000		07/01/32	1,884,347
1,335,000	4.000		07/01/37	1,344,317

Leavenworth County KS Unified School District No. 453 GO Bonds Series A (NR/Aa3)(a)
500,000	4.000	(c)	09/01/26	529,532
1,165,000	4.000		09/01/31	1,215,322

Leavenworth County KS Unified School District No. 464 GO Bonds (Refunding & Improvement) Series B (NR/A1)(a)(c)
500,000	4.000		09/01/22	504,099

Leavenworth County KS Unified School District No. 469 Lansing GO Bonds (Refunding) Series 2016 (NR/A3)
1,000,000	4.000		09/01/26	1,050,676

Lyon County KS Unified School District No. 253 Emporia GO Bonds Series 2019 (NR/A1)(a)
1,050,000	4.000		09/01/33	1,101,683

Miami County Unified School District No. 416 GO Bonds (Refunding) Series 2020 (AA-/NR)(a)
500,000	3.000		09/01/38	451,732
250,000	3.000		09/01/39	224,124
380,000	3.000		09/01/40	335,307
400,000	3.000		09/01/41	350,329

Montezuma Unified School District No. 371 (Refunding) Series 2021 (A/NR)(a)
1,850,000	3.000		09/01/41	1,620,271

Newton KS GO Bonds (Refunding) Series A (AA-/NR)(a)
1,555,000	3.000		09/01/27	1,556,713
1,180,000	3.000		09/01/28	1,177,645

Osage County KS GO Bonds (Refunding) Series A (AA-/NR)(a)
570,000	3.000		09/01/36	560,290
350,000	3.000		09/01/38	342,208
575,000	3.000		09/01/41	550,164

Reno County KS Unified School District No. 313 GO Bonds Series A (NR/A2)(a)(c)
1,930,000	4.000		09/01/22	1,946,143

Riley County KS Unified School District No. 383 GO Bonds (Prerefunded-Refunding) Series 2016 (NR/NR)(a)(c)
170,000	3.000		09/01/26	173,538

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Riley County KS Unified School District No. 383 GO Bonds (Unrerefunded-Refunding) Series 2016 (NR/Aa2)(a)
$ 1,830,000	3.000%		09/01/30	$1,797,808

Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(a)(c)
1,885,000	5.000		09/01/25	2,037,468

Sedgwick County KS Unified School District No. 260 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	4.000		10/01/30	1,077,953
1,000,000	4.000		10/01/31	1,078,236

Sedgwick County KS Unified School District No. 261 GO Bonds Series 2016 (NR/A2)(a)
985,000	3.000		11/01/32	927,174

Sedgwick County KS Unified School District No. 262 GO Bonds (Refunding) Series 2015 (A+/NR)(a)
1,500,000	4.000	(c)	09/01/24	1,554,313
800,000	4.000		09/01/25	827,862

Sedgwick County KS Unified School District No. 262 GO Bonds Series 2016 (A+/NR)(a)(c)
1,425,000	5.000		09/01/24	1,508,666

Sedgwick County KS Unified School District No. 265 GO Bonds (Refunding) Series B (NR/Aa3)(a)
1,300,000	4.000		10/01/29	1,370,710

Sedgwick County KS Unified School District No. 266 GO Bonds Series A (AA/NR)
300,000	3.000		09/01/26	302,432
715,000	4.000	(a)	09/01/29	761,440

Sedgwick County KS Unified School District No. 268 GO Bond (Refunding) Series B (A+/NR)
885,000	3.000		09/01/28	889,834

Sedgwick County KS Unified School District No. 268 GO Bond (Taxable-Refunding) Series A (A+/NR)
440,000	1.740		09/01/28	390,209

Seward County KS Unified School District No. 480 GO Bonds (Refunding & Improvement) (A+/A1)(a)(c)
1,000,000	5.000		09/01/22	1,011,619

Seward County KS Unified School District No. 480 GO Bonds (Refunding) Series 2017 (NR/A1)(a)
1,000,000	4.000		09/01/28	1,056,215

Seward County KS Unified School District No. 480 GO Bonds (Refunding) Series B (A+/A1)(a)(c)
700,000	4.000		09/01/25	734,386

Shawnee County KS Certificates of Participation Series 2015 (NR/Aa2)(a)
485,000	4.000		09/01/30	503,623
1,000,000	4.000		09/01/31	1,035,496
1,065,000	5.000		09/01/32	1,140,914

Shawnee County KS GO Bonds (Refunding) Series 2015 (NR/Aa1)
450,000	3.000		09/01/23	455,210
490,000	3.000		09/01/25	496,154

46	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Shawnee County KS Public Building Commission Revenue Bond (Expocentre Project) Series 2018 (NR/Aa1)(a)
$ 600,000	4.000%		09/01/29	$636,825
650,000	4.000		09/01/30	687,909

Shawnee County KS Unified School District No. 345 Seaman GO Bonds (Commercial Mortgage Backed Securities-Refunding-Improvement) Series A (NR/Aa3)(a)(b)
2,000,000	0.000		09/01/23	1,939,357

Shawnee County KS Unified School District No. 437 GO Bonds (Refunding) Series 2015 (AA/NR)(a)
910,000	4.000		09/01/27	949,362

State of Kansas Department of Transportation High Way Revenue Bonds Series A (AA/Aa2)
1,000,000	5.000		09/01/27	1,115,860
1,250,000	5.000	(a)	09/01/32	1,384,993

University of Kansas Hospital Authority (Health Facilities) Revenue Bonds Series A (AA-/NR)
1,500,000	5.000		03/01/28	1,663,173
1,930,000	5.000	(a)	09/01/48	2,068,304

Washburn University KS Revenue Bonds Series A (Refunding) (AGM) (AA/A1)
490,000	4.000		07/01/26	512,535
515,000	4.000		07/01/27	541,469
555,000	4.000		07/01/29	586,157

Wichita KS GO Bonds (AMT-Airport) Series C (AA+/Aa2)
590,000	5.000		12/01/25	639,887

Wichita KS GO Bonds Series B (AMT) (AA+/Aa2)(a)
940,000	4.000		12/01/42	964,409

Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)(a)
1,000,000	5.000		09/01/32	1,113,756

Wichita KS Water & Sewer Utility Revenue Bonds (Refunding) Series B (AA-/NR)(a)
415,000	4.000		10/01/26	429,407

Wichita KS Water & Sewer Utility Revenue Bonds Series A (AA-/NR)(a)
1,560,000	4.000		10/01/29	1,662,265

Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Public Utilities) Series A (A/A2)(a)(c)
525,000	5.000		09/01/22	531,012

Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Refunding & Improvement) Series A (A/A2)(a)
1,000,000	5.000		09/01/26	1,055,917
1,000,000	4.250		09/01/39	1,018,597

Wyandotte County KS School District No. 204 GO Bonds Series A (NR/Aa3)(a)
1,000,000	3.000		09/01/37	915,330

Wyandotte County KS School District No. 500 GO Bonds Series A (AA-/Aa3)(a)(c)
500,000	5.500		09/01/26	557,901

				136,781,141

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – 1.5%
Butler County MO Unified School District R-V GO Bonds COPS Certificates of Participation (Refunding-School Building) Series 2022 (A-/NR)(a)
$ 435,000	3.000%	04/01/33	$407,112
475,000	3.000	04/01/36	431,908

City of Independence MO Development Authority Revenue GO (Refunding) Bonds Series 2021 (A-/NR)
300,000	3.000	04/01/23	302,072
305,000	3.000	04/01/24	307,305
315,000	3.000	04/01/25	315,143
325,000	3.000	04/01/26	323,718
335,000	3.000	04/01/27	332,256

			2,419,514

Nevada(a) – 0.6%
Clark County NV GO Bonds (Refunding Las Vegas Convention & Visitors Authority) Series C (AA+/Aa1)
1,000,000	3.000	07/01/35	949,716

Ohio(a) – 0.6%
Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)
1,000,000	4.000	12/01/42	1,014,909

Oklahoma – 0.7%
McClain County Economic Development Authority Revenue Bonds (Washington Public Schools Project) Series 2022 (A-/NR)
1,000,000	4.000	09/01/32	1,053,212

Texas(a) – 0.7%
Arlington TX Higher Education Finance Corp. Revenue Bonds (KIPP Texas, Inc.) Series 2018 (PSF-GTD) (AAA/NR)
1,000,000	4.000	08/15/32	1,047,878

Utah(a) – 0.7%
Unified Fire Service Area Local Building Authority Lease Revenue Bonds (Refunding) Series 2016 (NR/Aa2)
675,000	3.000	04/01/34	658,089

Utah State Building Ownership Authority Lease Revenue Bonds (State Facilities Master Lease Program) Series 2016 (AA+/Aa1)
500,000	3.000	05/15/34	484,820

			1,142,909

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $163,015,058)			$156,627,112

The accompanying notes are an integral part of these financial statements.	47

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2022 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 1.2%

State Street Institutional US Government Money Market Fund – Premier Class
1,866,534	0.293%	$1,866,534

TOTAL INVESTMENTS – 99.4%
(Cost $164,881,592)		$158,493,646

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		899,464

NET ASSETS – 100.0%		$159,393,110

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
COPS	—Certificates of Participation
GO	—General Obligation
NR	—Not Rated
PSF-GTD	—Guaranteed by Permanent School Fund
WR	—Withdrawn Rating

PORTFOLIO COMPOSITION

	AS OF 4/30/22	AS OF 10/31/21

General Obligation	42.9%	42.9%
Lease	16.1	14.6
Prerefunded/Escrow to Maturity	12.8	13.0
Hospital	7.6	8.2
Higher Education	6.0	5.6
Water/Sewer	5.8	5.7
Transportation	3.2	3.1
Limited Tax	2.5	2.5
Power	1.3	1.2
Investment Company	1.2	1.6
Single Family Housing	—	1.0

TOTAL INVESTMENTS	99.4%	99.4%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

48	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Assets and Liabilities

April 30, 2022 (Unaudited)

	The Growth Fund	The Value Fund	The MidCap Growth Fund	The Bond Fund
Assets:
Investments at value (identified cost $108,647,317, $269,456,608, $193,528,973, $1,151,906,008, respectively)	$172,774,335	$331,781,493	$223,677,515	$1,087,164,027
Cash	—	—	—	3,859
Receivables:
Investments sold	536,982	—	—	—
Fund shares sold	72,114	350,079	44,500	1,975,711
Interest and dividends	16,231	432,426	10,748	7,356,184
Other	5,104	4,306	4,052	15,266

Total Assets	173,404,766	332,568,304	223,736,815	1,096,515,047

Liabilities:
Payables:
Fund shares redeemed	126,913	74,986	57,118	615,701
Advisory fees	61,307	85,769	95,231	334,974
Deferred trustee fees	50,405	64,767	37,935	321,901
Administrative fees	21,074	39,311	27,085	125,469
Dividends	—	—	—	1,832,352
Accrued expenses	—	74,318	60,933	201,818

Total Liabilities	259,699	339,151	278,302	3,432,215

Net Assets:
Paid-in capital	95,984,721	255,027,518	173,818,331	1,161,597,196
Total distributable earnings (loss)	77,160,346	77,201,635	49,640,182	(68,514,364)

Net Assets	$173,145,067	$332,229,153	$223,458,513	$1,093,082,832

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	4,390,780	9,551,264	5,428,686	59,224,502
Net asset value (net assets/shares outstanding)	$39.43	$34.78	$41.16	$18.46

The accompanying notes are an integral part of these financial statements.	49

THE COMMERCE FUNDS

Statements of Assets and Liabilities (continued)

April 30, 2022 (Unaudited)

	The Short-Term Government Fund	The National Tax-Free Intermediate Bond Fund	The Missouri Tax-Free Intermediate Bond Fund	The Kansas Tax-Free Intermediate Bond Fund
Assets:
Investments at value (identified cost $59,729,618, $415,113,156, $360,846,932 and $164,881,592, respectively)	$57,287,662	$396,563,109	$346,407,318	$158,493,646
Cash	4,723	—	—	—
Receivables:
Investments sold	1,000,000	—	—	—
Fund shares sold	153,306	990,669	165,402	250
Interest and dividends	116,876	4,322,215	2,643,725	1,287,519
Reimbursement from adviser	13,609	—	—	8,328
Investments sold on an extended settlement basis	—	29,609	—	—
Other	913	5,747	4,974	2,302

Total Assets	58,577,089	401,911,349	349,221,419	159,792,045

Liabilities:
Payables:
Deferred trustee fees	48,680	98,871	109,569	41,712
Fund shares redeemed	34,917	486,752	1,181,501	12,797
Advisory fees	24,211	113,579	100,544	59,339
Dividends	18,985	517,712	470,077	217,450
Administrative fees	6,658	46,646	39,477	18,468
Investments purchased on an extended settlement basis	—	557,800	2,790,725	—
Accrued expenses	38,466	88,748	87,203	49,169

Total Liabilities	171,917	1,910,108	4,779,096	398,935

Net Assets:
Paid-in capital	66,412,216	416,911,920	360,414,554	165,598,148
Total distributable loss	(8,007,044)	(16,910,679)	(15,972,231)	(6,205,038)

Net Assets	$58,405,172	$400,001,241	$344,442,323	$159,393,110

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	3,654,177	21,620,927	18,676,043	8,692,290
Net asset value (net assets/shares outstanding)	$15.98	$18.50	$18.44	$18.34

50	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Operations

For the Six Months Ended April 30, 2022 (Unaudited)

	The Growth Fund	The Value Fund	The MidCap Growth Fund	The Bond Fund
Investment Income:
Dividends	$796,019	$5,001,717	$1,034,115	$8,149
Interest	—	—	—	17,169,833

Total Investment Income	796,019	5,001,717	1,034,115	17,177,982

Expenses:
Advisory fees	404,437	513,310	627,988	2,115,215
Administration fees	139,025	235,267	181,778	808,807
Custody, accounting and administrative services	36,350	46,530	43,526	158,081
Transfer Agent fees	33,572	46,664	25,660	35,198
Professional fees	26,299	31,589	30,736	122,855
Shareholder servicing fees	22,350	198,757	38,460	272,290
Registration fees	11,889	13,143	13,788	16,980
Trustee fees	6,372	9,166	8,721	32,847
Printing and mailing fees	4,880	10,068	6,629	23,575
Other	12,138	15,960	15,689	53,953

Total Expenses	697,312	1,120,454	992,975	3,639,801

Net Investment Income	$98,707	$3,881,263	$41,140	$13,538,181

Realized and unrealized loss
Net realized gain	13,003,093	14,540,151	19,555,974	4,087,055
Net change in unrealized loss	(43,191,582)	(17,801,483)	(66,638,046)	(127,322,501)

Net realized and unrealized loss	(30,188,489)	(3,261,332)	(47,082,072)	(123,235,446)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(30,089,782)	$619,931	$(47,040,932)	$(109,697,265)

The accompanying notes are an integral part of these financial statements.	51

THE COMMERCE FUNDS

Statements of Operations (continued)

For the Six Months Ended April 30, 2022 (Unaudited)

	The Short-Term Government Fund	The National Tax-Free Intermediate Bond Fund	The Missouri Tax-Free Intermediate Bond Fund	The Kansas Tax-Free Intermediate Bond Fund
Investment Income:
Interest	$504,423	$4,593,694	$4,521,489	$2,059,075
Dividends	847	3,689	4,358	416

Total Investment Income	505,270	4,597,383	4,525,847	2,059,491

Expenses:
Advisory fees	150,404	722,715	638,810	377,945
Administration fees	41,361	302,034	255,887	119,256
Custody, accounting and administrative services	36,133	89,888	82,066	44,658
Shareholder servicing fees	25,124	25,709	59,031	19,445
Transfer Agent fees	16,745	21,016	22,997	17,650
Registration fees	11,079	12,955	13,132	20,051
Professional fees	6,141	45,261	40,681	19,778
Printing and mailing fees	1,747	6,874	6,080	2,858
Trustee fees	1,664	12,225	10,295	4,726
Other	5,497	21,675	18,926	10,208

Total Expenses	295,895	1,260,352	1,147,905	636,575
Less — expense reductions	(91,345)	—	—	(29,454)

Net Expenses	204,550	1,260,352	1,147,905	607,121

Net Investment Income	$300,720	$3,337,031	$3,377,942	$1,452,370

Realized and unrealized gain (loss)
Net realized gain (loss)	(35,773)	1,276,422	1,074,562	253,499
Net change in unrealized loss	(3,007,222)	(37,388,123)	(30,424,639)	(14,552,309)

Net realized and unrealized loss	(3,042,995)	(36,111,701)	(29,350,077)	(14,298,810)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,742,275)	$(32,774,670)	$(25,972,135)	$(12,846,440)

52	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Changes in Net Assets

	The Growth Fund		The Value Fund
	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
From Operations:
Net investment income	$98,707	$312,514	$3,881,263	$7,726,875
Net realized gain	13,003,093	41,861,260	14,540,151	17,517,239
Net change in unrealized gain (loss)	(43,191,582)	31,483,401	(17,801,483)	68,712,789

Net increase (decrease) in net sssets from operations	(30,089,782)	73,657,175	619,931	93,956,903

Distributions to Shareholders:

From distributable earnings	(42,187,100)	(9,058,201)	(13,987,966)	(7,384,130)

From Share Transactions:
Proceeds from sales of shares	20,274,348	21,652,985	24,236,778	74,711,226
Reinvestment of distributions	12,473,149	2,398,802	6,410,355	3,374,034
Cost of shares redeemed	(22,988,843)	(63,689,649)	(31,419,017)	(60,435,242)

Net increase (decrease) in net assets resulting from share transactions	9,758,654	(39,637,862)	(771,884)	17,650,018

TOTAL INCREASE (DECREASE)	(62,518,228)	24,961,112	(14,139,919)	104,222,791

Net Assets:
Beginning of period	235,663,295	210,702,183	346,369,072	242,146,281
End of period	$173,145,067	$235,663,295	$332,229,153	$346,369,072

The accompanying notes are an integral part of these financial statements.	53

THE COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	The MidCap Growth Fund		The Bond Fund
	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
From Operations:
Net investment income	$41,140	$331,531	$13,538,181	$27,138,673
Net realized gain	19,555,974	51,613,208	4,087,055	10,603,290
Net change in unrealized gain (loss)	(66,638,046)	38,849,901	(127,322,501)	(19,303,225)

Net increase (decrease) in net sssets from operations	(47,040,932)	90,794,640	(109,697,265)	18,438,738

Distributions to Shareholders:

From distributable earnings	(51,815,856)	(13,614,699)	(21,088,498)	(31,486,220)

From Share Transactions:
Proceeds from sales of shares	22,439,535	27,336,742	89,970,285	213,660,945
Reinvestment of distributions	10,183,082	2,449,480	6,181,021	9,016,804
Cost of shares redeemed	(27,121,950)	(84,479,253)	(105,727,419)	(252,912,347)

Net increase (decrease) in net assets resulting from share transactions	5,500,667	(54,693,031)	(9,576,113)	(30,234,598)

TOTAL INCREASE (DECREASE)	(93,356,121)	22,486,910	(140,361,876)	(43,282,080)

Net Assets:
Beginning of period	316,814,634	294,327,724	1,233,444,708	1,276,726,788
End of period	$223,458,513	$316,814,634	$1,093,082,832	$1,233,444,708

54	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	The Short-Term Government Fund		The National Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
From Operations:
Net investment income	$300,720	$605,227	$3,337,031	$6,972,198
Net realized gain (loss)	(35,773)	(15,092)	1,276,422	4,165,365
Net change in unrealized loss	(3,007,222)	(925,133)	(37,388,123)	(6,496,079)

Net increase (decrease) in net assets from operations	(2,742,275)	(334,998)	(32,774,670)	4,641,484

Distributions to Shareholders:
From distributable earnings	(434,436)	(1,147,407)	(7,513,893)	(7,981,503)
Return of Capital	—	(55,526)	—	—

Total distribution to shareholders	(434,436)	(1,202,933)	(7,513,893)	(7,981,503)

From Share Transactions:
Proceeds from sales of shares	7,949,074	27,795,544	58,782,612	58,627,307
Reinvestment of distributions	324,115	791,478	404,053	399,014
Cost of shares redeemed	(8,485,719)	(33,626,852)	(80,565,313)	(53,405,200)

Net increase (decrease) in net assets resulting from share transactions	(212,530)	(5,039,830)	(21,378,648)	5,621,121

TOTAL INCREASE (DECREASE)	(3,389,241)	(6,577,761)	(61,667,211)	2,281,102

Net Assets:
Beginning of period	61,794,413	68,372,174	461,668,452	459,387,350
End of period	$58,405,172	$61,794,413	$400,001,241	$461,668,452

The accompanying notes are an integral part of these financial statements.	55

THE COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	The Missouri Tax-Free Intermediate Bond Fund		The Kansas Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
From Operations:
Net investment income	$3,377,942	$6,923,440	$1,452,370	$2,719,778
Net realized gain	1,074,562	55,227	253,499	14,635
Net change in unrealized loss	(30,424,639)	(2,878,423)	(14,552,309)	(1,588,448)

Net increase (decrease) in net sssets from operations	(25,972,135)	4,100,244	(12,846,440)	1,145,965

Distributions to Shareholders:

From distributable earnings	(3,365,543)	(6,903,729)	(1,441,359)	(2,707,051)

From Share Transactions:
Proceeds from sales of shares	50,056,052	53,360,400	11,453,465	20,733,858
Reinvestment of distributions	384,059	805,564	126,564	187,290
Cost of shares redeemed	(61,341,072)	(49,321,855)	(15,816,695)	(23,794,374)

Net increase (decrease) in net assets resulting from share transactions	(10,900,961)	4,844,109	(4,236,666)	(2,873,226)

TOTAL INCREASE (DECREASE)	(40,238,639)	2,040,624	(18,524,465)	(4,434,312)

Net Assets:
Beginning of period	384,680,962	382,640,338	177,917,575	182,351,887
End of period	$344,442,323	$384,680,962	$159,393,110	$177,917,575

56	The accompanying notes are an integral part of these financial statements.

THE GROWTH FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	The Growth Fund
	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$56.39		$42.32	$37.43	$34.61	$33.21	$27.83

Net investment income(a)	0.02		0.07	0.15	0.21	0.23	0.24

Net realized and unrealized gain (loss)	(6.78)		15.90	6.95	5.69	3.04	6.77

Total from investment operations	(6.76)		15.97	7.10	5.90	3.27	7.01

Distributions to shareholders from net investment income	(0.08)		(0.15)	(0.19)	(0.22)	(0.23)	(0.24)

Distributions to shareholders from net realized gains	(10.12)		(1.75)	(2.02)	(2.86)	(1.64)	(1.39)

Total distributions	(10.20)		(1.90)	(2.21)	(3.08)	(1.87)	(1.63)

Net asset value, end of period	$39.43		$56.39	$42.32	$37.43	$34.61	$33.21

Total return(b)	(14.55)%		38.86%	19.89%	19.10%	10.23%	26.67%

Net assets, end of period (in 000s)	$173,145		$235,663	$210,702	$168,179	$123,768	$117,301

Ratio of net expenses to average net assets	0.69	%(c)	0.68%	0.71%	0.75%	0.76%	0.78%

Ratio of total expenses to average net assets	0.69	%(c)	0.68%	0.71%	0.75%	0.76%	0.78%

Ratio of net investment income to average net assets	0.10	%(c)	0.14%	0.38%	0.61%	0.67%	0.81%

Portfolio turnover rate	13%		39%	37%	39%	45%	34%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.	57

THE VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The Value Fund
	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$36.21		$26.84	$31.50	$30.97	$33.02	$29.98

Net investment income(a)	0.41		0.82	0.84	0.76	0.81	0.87

Net realized and unrealized gain (loss)	(0.38)		9.34	(3.14)	3.32	1.20	3.63

Total from investment operations	0.03		10.16	(2.30)	4.08	2.01	4.50

Distributions to shareholders from net investment income	(0.42)		(0.79)	(0.82)	(0.79)	(0.80)	(0.87)

Distributions to shareholders from net realized gains	(1.04)		—	(1.54)	(2.76)	(3.26)	(0.59)

Total distributions	(1.46)		(0.79)	(2.36)	(3.55)	(4.06)	(1.46)

Net asset value, end of period	$34.78		$36.21	$26.84	$31.50	$30.97	$33.02

Total return(b)	0.10%		38.10%	(7.69)%	14.65%	6.22%	15.29%

Net assets, end of period (in 000s)	$332,229		$346,369	$242,146	$286,982	$221,189	$250,755

Ratio of net expenses to average net assets	0.65	%(c)	0.66%	0.70%	0.70%	0.70%	0.70%

Ratio of total expenses to average net assets	0.65	%(c)	0.66%	0.71%	0.71%	0.79%	0.74%

Ratio of net investment income to average net assets	2.27	%(c)	2.44%	2.99%	2.52%	2.56%	2.73%

Portfolio turnover rate	15%		29%	54%	36%	49%	47%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

58	The accompanying notes are an integral part of these financial statements.

THE MIDCAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The MidCap Growth Fund
	Six Month Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$59.47		$46.51	$43.88	$40.44	$40.46	$34.64

Net investment income(a)	0.01		0.06	0.11 (b)	0.14	0.18	0.20

Net realized and unrealized gain (loss)	(8.53)		15.06	5.36	7.00	2.58	7.43

Total from investment operations	(8.52)		15.12	5.47	7.14	2.76	7.63

Distributions to shareholders from net investment income	(0.05)		(0.10)	(0.14)	(0.17)	(0.20)	(0.18)

Distributions to shareholders from net realized gains	(9.74)		(2.06)	(2.70)	(3.53)	(2.58)	(1.63)

Total distributions	(9.79)		(2.16)	(2.84)	(3.70)	(2.78)	(1.81)

Net asset value, end of period	$41.16		$59.47	$46.51	$43.88	$40.44	$40.46

Total return(c)	(16.63)%		33.46%	13.08%	19.76%	7.04%	23.03%

Net assets, end of period (in 000s)	$223,459		$316,815	$294,328	$222,697	$161,719	$150,539

Ratio of net expenses to average net assets	0.75	%(d)	0.72%	0.77%	0.81%	0.83%	0.82%

Ratio of total expenses to average net assets	0.75	%(d)	0.72%	0.77%	0.81%	0.83%	0.82%

Ratio of net investment income to average net assets	0.03	%(d)	0.10%	0.26%	0.33%	0.44%	0.55%

Portfolio turnover rate	23%		36%	69%	53%	71%	58%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Reflects income recognized from non-recurring special dividends which amounted to $0.06 per share and 0.13% of average net assets.

(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.	59

THE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The Bond Fund
	Six Months Ended April 30, 2022 (unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$20.65		$20.85	$20.46	$19.05	$20.04	$20.22

Net investment income(a)	0.23		0.46	0.53	0.60	0.59	0.60

Net realized and unrealized gain (loss)	(2.07)		(0.13)	0.44	1.45	(0.94)	(0.12)

Total from investment operations	(1.84)		0.33	0.97	2.05	(0.35)	0.48

Distributions to shareholders from net investment income	(0.25)		(0.53)	(0.58)	(0.64)	(0.64)	(0.65)

Distributions to shareholders from net realized gains	(0.10)		—	—	—	—	(0.01)

Total distributions	(0.35)		(0.53)	(0.58)	(0.64)	(0.64)	(0.66)

Net asset value, end of period	$18.46		$20.65	$20.85	$20.46	$19.05	$20.04

Total return(b)	(9.01)%		1.60%	4.82%	10.90%	(1.80)%	2.44%

Net assets, end of period (in 000s)	$1,093,083		$1,233,445	$1,276,727	$1,197,380	$1,094,903	$1,078,318

Ratio of net expenses to average net assets	0.62	%(c)	0.60%	0.61%	0.62%	0.66%	0.66%

Ratio of total expenses to average net assets	0.62	%(c)	0.60%	0.61%	0.62%	0.66%	0.66%

Ratio of net investment income to average net assets	2.30	%(c)	2.20%	2.55%	3.04%	3.00%	2.99%

Portfolio turnover rate	9%		25%	20%	16%	17%	26%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

60	The accompanying notes are an integral part of these financial statements.

THE SHORT-TERM GOVERNMENT FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The Short-Term Government Fund
	Six Month Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$16.85		$17.25	$17.14	$16.73	$17.11	$17.34

Net investment income(a)	0.08		0.15	0.23	0.34	0.28	0.22

Net realized and unrealized gain (loss)	(0.83)		(0.24)	0.23	0.44	(0.35)	(0.17)

Total from investment operations	(0.75)		(0.09)	0.46	0.78	(0.07)	0.05

Distributions to shareholders from net investment income	(0.12)		(0.30)	(0.35)	(0.37)	(0.31)	(0.28)

Distributions to shareholders from return of capital	—		(0.01)	—	—	—	—

Total distributions	(0.12)		(0.31)	(0.35)	(0.37)	(0.31)	(0.28)

Net asset value, end of period	$15.98		$16.85	$17.25	$17.14	$16.73	$17.11

Total return(b)	(4.48)%		(0.56)%	2.73%	4.73%	(0.38)%	0.31%

Net assets, end of period (in 000s)	$58,405		$61,794	$68,372	$58,704	$71,540	$99,011

Ratio of net expenses to average net assets	0.68	%(c)	0.68%	0.68%	0.68%	0.68%	0.68%

Ratio of total expenses to average net assets	0.98	%(c)	1.03%	1.05%	1.03%	0.92%	0.88%

Ratio of net investment income to average net assets	1.00	%(c)	0.90%	1.33%	2.02%	1.64%	1.28%

Portfolio turnover rate	19%		38%	64%	30%	17%	21%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.	61

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The National Tax-Free Intermediate Bond Fund
	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$20.30		$20.45	$20.13	$18.92	$19.63	$19.84

Net investment income(a)	0.15		0.31	0.37	0.43	0.43	0.43

Net realized and unrealized gain (loss)	(1.62)		(0.10)	0.39	1.23	(0.68)	(0.12)

Total from investment operations	(1.47)		0.21	0.76	1.66	(0.25)	0.31

Distributions to shareholders from net investment income	(0.15)		(0.32)	(0.37)	(0.43)	(0.43)	(0.43)

Distributions to shareholders from net realized gains	(0.18)		(0.04)	(0.07)	(0.02)	(0.03)	(0.09)

Total distributions	(0.33)		(0.36)	(0.44)	(0.45)	(0.46)	(0.52)

Net asset value, end of period	$18.50		$20.30	$20.45	$20.13	$18.92	$19.63

Total return(b)	(7.34)%		1.01%	3.82%	8.89%	(1.31)%	1.62%

Net assets, end of period (in 000s)	$400,001		$461,668	$459,387	$413,792	$362,244	$338,416

Ratio of net expenses to average net assets	0.57	%(c)	0.57%	0.58%	0.59%	0.59%	0.61%

Ratio of total expenses to average net assets	0.57	%(c)	0.57%	0.58%	0.59%	0.59%	0.61%

Ratio of net investment income to average net assets	1.52	%(c)	1.52%	1.81%	2.20%	2.21%	2.22%

Portfolio turnover rate	16%		28%	19%	29%	33%	37%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

62	The accompanying notes are an integral part of these financial statements.

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The Missouri Tax-Free Intermediate Bond Fund
	Six Month Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$19.98		$20.12	$19.89	$18.84	$19.52	$19.68

Net investment income(a)	0.18		0.36	0.38	0.44	0.47	0.48

Net realized and unrealized gain (loss)	(1.54)		(0.14)	0.23	1.05	(0.68)	(0.16)

Total from investment operations	(1.36)		0.22	0.61	1.49	(0.21)	0.32

Distributions to shareholders from net investment income	(0.18)		(0.36)	(0.38)	(0.44)	(0.47)	(0.48)

Net asset value, end of period	$18.44		$19.98	$20.12	$19.89	$18.84	$19.52

Total return(b)	(6.87)%		1.07%	3.10%	7.98%	(1.09)%	1.70%

Net assets, end of period (in 000s)	$344,442		$384,681	$382,640	$365,839	$339,801	$344,291

Ratio of net expenses to average net assets	0.62	%(c)	0.60%	0.62%	0.64%	0.63%	0.64%

Ratio of total expenses to average net assets	0.62	%(c)	0.60%	0.62%	0.64%	0.63%	0.64%

Ratio of net investment income to average net assets	1.82	%(c)	1.77%	1.91%	2.26%	2.46%	2.50%

Portfolio turnover rate	10%		15%	13%	25%	18%	15%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.	63

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The Kansas Tax-Free Intermediate Bond Fund
	Six Month Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$19.94		$20.11	$19.77	$18.75	$19.35	$19.57

Net investment income(a)	0.16		0.30	0.36	0.43	0.42	0.43

Net realized and unrealized gain (loss)	(1.60)		(0.17)	0.34	1.02	(0.60)	(0.22)

Total from investment operations	(1.44)		0.13	0.70	1.45	(0.18)	0.21

Distributions to shareholders from net investment income	(0.16)		(0.30)	(0.36)	(0.43)	(0.42)	(0.43)

Net asset value, end of period	$18.34		$19.94	$20.11	$19.77	$18.75	$19.35

Total return(b)	(7.26)%		0.64%	3.54%	7.80%	(0.94)%	1.09%

Net assets, end of period (in 000s)	$159,393		$177,918	$182,352	$160,731	$147,495	$140,555

Ratio of net expenses to average net assets	0.70	%(c)	0.70%	0.70%	0.70%	0.70%	0.70%

Ratio of total expenses to average net assets	0.73	%(c)	0.72%	0.75%	0.79%	0.77%	0.81%

Ratio of net investment income to average net assets	1.67	%(c)	1.49%	1.79%	2.23%	2.21%	2.22%

Portfolio turnover rate	5%		13%	16%	14%	8%	17%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

64	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Notes to Financial Statements

April 30, 2022 (Unaudited)

1. ORGANIZATION

The Commerce Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of eight portfolios (individually, a “Fund” and collectively, the “Funds”): Growth Fund, Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund. Each of the Funds offers one class of shares (the “Shares”). Each Fund is classified as a diversified open-end management investment company, except the Growth Fund, which is classified as non-diversified under the Act.

The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”), a subsidiary of Commerce Bank.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income is comprised of interest income, and dividend income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date with realized gains and losses on sales calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV’’) calculations. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT. For treasury inflation indexed securities, adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities and excess or shortfall amounts are recorded as income.

C.  Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s average net assets and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Fund	Declared	Paid	Declared	Paid

Value	Quarterly	Quarterly	Annually	Annually

Growth and MidCap Growth	Annually	Annually	Annually	Annually

Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	Daily	Monthly	Annually	Annually

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board has delegated to Commerce day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, Commerce regularly performs price verifications and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

THE COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by the Adviser to not represent fair value, equity securities may be valued at the closing bid price. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2 .

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies in which the Funds may invest. Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because the Funds invests in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i.  Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s analysis of the market value of the security.

ii.  Treasury Inflation Indexed Securities — These are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government. The value of U.S. Treasury inflation protected public obligations will generally fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds because of their inflation adjustment feature.

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Short Term Investments — Short-term investments, except for Government obligations, having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. Government obligations maturing in less than 60 days shall be valued at their market price. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

i.  When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. There is no collateral held as of April 30, 2022.

B.  Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Board. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buyouts; ratings downgrades; and bankruptcies.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of April 30, 2022:

GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$172,012,403	$—	$—
Investment Company	761,932	—	—

Total	$172,774,335	$—	$—

THE COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

VALUE
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$322,631,795	$—	$—
Exchange Traded Fund	7,821,500	—	—
Investment Company	1,328,198	—	—

Total	$331,781,493	$—	$—

MIDCAP GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$222,036,335	$—	$—
Investment Company	1,641,180	—	—

Total	$223,677,515	$—	$—

BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$1,006,309	$495,053,666	$—
Mortgage-Backed Obligations	—	153,709,527	—
Asset-Backed Securities	—	198,733,815	—
Municipal Bond Obligations	—	110,892,137	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	89,525,272	12,497,706	—
Investment Company	25,745,595	—	—

Total	$116,277,176	$970,886,851	$—

SHORT-TERM GOVERNMENT
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$798,873	$—
Mortgage-Backed Obligations	—	30,273,876	—
U.S. Treasury Obligations	17,837,353	6,075,016	—
Investment Company	2,302,544	—	—

Total	$20,139,897	$37,147,765	$—

NATIONAL TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$394,030,047	$—
Investment Company	2,533,062	—	—

Total	$2,533,062	$394,030,047	$—

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

MISSOURI TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$329,424,759	$—
Investment Company	16,982,559	—	—

Total	$16,982,559	$329,424,759	$—

KANSAS TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$156,627,112	$—
Investment Company	1,866,534	—	—

Total	$1,866,534	$156,627,112	$—

For further information regarding security characteristics, see the Schedule of Investments.

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS

A.  Advisory Agreement — Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Adviser is entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. The contractual advisory fees for the Funds are as follows:

	Contractual Advisory Fees
Fund	First $100 million	Next $100 million	Over $200 million

Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	0.50%	0.35%	0.25%
	First $400 million	Next $300 million	Over $700 million

Bond	0.50%	0.35%	0.25%
	First $200 million		Over $200 million

MidCap Growth Fund	0.50%		0.40%

The contractual advisory fees for the Growth and Value Funds are 0.40% and 0.30% of the Funds’ average daily net assets, respectively.

For the six-month period ended April 30, 2022, the effective advisory fees were 0.40%, 0.30%, 0.48%, 0.36%, 0.50%, 0.33%, 0.34% and 0.44%, for the Growth, Value, MidCap Growth, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively.

B.  Administration Agreements — Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”) and Commerce, serve as Co-Administrators of the Trust pursuant to a Co-Administration

THE COMMERCE FUNDS

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS (continued)

Agreement. Under the Co-Administration Agreement, GSAM and Commerce administer the Trust’s business affairs. As compensation for the services rendered under the Co-Administration Agreement, GSAM and Commerce are entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. Pursuant to the Co-Administration Agreement, the Funds pay an aggregate administrative fee at the annual rate of 0.1375% of 1% of each Fund’s average daily net assets, allocated as follows: (1) for each Fund, Commerce is entitled to receive an administrative fee payable on the last day of each month at the annual rate of 0.12% of 1% of each Fund’s average daily net assets; and (2) for each Fund, GSAM is entitled to receive an administrative fee payable on the last day of each month at the annual rate of 0.0175% of 1% of each Fund’s average daily net assets. State Street Bank and Trust Company (“State Street”) also provides certain enhanced accounting and administrative services to the Funds pursuant to an Amended and Restated Enhanced Accounting and Administrative Services Agreement which services include, among other things, certain financial reporting, daily compliance and treasury services.

C.  Distribution Agreement — The Commerce Funds’ shares are offered on a continuous basis through Goldman Sachs which acts as Distributor under the Distribution Agreement with The Commerce Funds. Goldman Sachs does not receive compensation from the Funds for these services.

D.  Other Agreements — The Adviser has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, acquired fund fees and expenses, and extraordinary expenses) for all Funds (except The MidCap Growth Fund) to the extent that such expenses exceeded, on an annualized basis, 1.00%, 0.70%, 0.80%, 0.68%, 0.70%, 0.70% and 0.70% of the average net assets of The Growth, Value, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. This agreement will remain in place through March 1, 2023. After this date, the Adviser or a Fund may terminate the contractual arrangement. In addition, the Funds are not obligated to reimburse the Adviser for prior fiscal year expense reimbursements, if any. Expense reimbursements, if any, are accrued daily and paid monthly and are disclosed in the Statements of Operations for the six months period ended April 30, 2022.

Pursuant to a Shareholder Administrative Services Plan adopted by the Trust’s Board of Trustees, the Funds may enter into agreements with service organizations, such as banks and financial institutions, which may include affiliates of the Adviser (“Service Organizations”), under which they will render shareholder administration support services. Servicing agreements entered into by the Funds will provide that the Service Organizations will render shareholder administrative support services to their customers who are the beneficial owners of shares of the Funds in consideration for a Fund’s payment of up to 0.15% (on an annualized basis) of the average daily net asset value of the shares of the Fund beneficially owned by such customers and held by the Service Organizations. Certain shareholder agreements entered into before November 17, 2015 may provide for payments of up to 0.25% of the average daily net asset value of the shares of the Fund beneficially owned by customers and held by a Service Organization.

E.  Deferred Compensation Plan — Certain Trustees participate in a Deferred Compensation Plan, as amended and restated (the “Plan”), which allows eligible Trustees as described in the Plan to defer the receipt of all or a portion of the Trustees’ fees payable. Under the Plan, such Trustees have deferred fees treated as if they had been invested by The Commerce Funds in the shares of one or more Funds of the Trust. All amounts payable to the Trustees under the Plan are determined based on the performance of such Funds and are accrued monthly.

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2022, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
Growth	$—	$25,628,520	$—	$57,235,202
Value	—	49,530,431	—	59,620,084
MidCap Growth	—	61,956,478	—	103,515,842
Bond	—	108,453,011	21,691,720	109,527,190
Short-Term Government	8,138,698	2,799,964	9,638,975	2,472,254
National Tax-Free Intermediate Bond	—	68,112,326	—	76,781,683
Missouri Tax-Free Intermediate Bond	—	35,306,233	—	55,427,332
Kansas Tax-Free Intermediate Bond	—	8,555,768	—	10,732,971

6. TAX INFORMATION

As of the Funds’ most recent fiscal year ended October 31, 2021, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Short-Term Government	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Capital loss carryforwards:
Perpetual Short-term	$(589,495)	$(509,135)	$—
Perpetual Long-term	(4,740,099)	(2,360,376)	(173,925)
Total capital loss carryforwards:	$(5,329,594)	$(2,869,511)	$(173,925)

	Growth	Value	MidCap Growth	Bond
Timing differences (dividends payable, deferred trustees’ fees)	$(46,788)	$(73,542)	$(47,581)	$(2,117,789)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Timing differences (dividends payable, deferred trustees’ fees)	$(48,798)	$(627,863)	$(599,898)	$(248,820)

THE COMMERCE FUNDS

6. TAX INFORMATION (continued)

As of April 30, 2022, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Growth	Value	MidCap Growth	Bond

Tax Cost	$108,648,214	$269,479,205	$193,528,986	$1,159,036,659
Gross unrealized gain	69,714,733	68,063,352	48,981,458	8,119,853
Gross unrealized loss	(5,588,612)	(5,761,064)	(18,832,929)	(79,992,485)
Net unrealized security gain (loss)	$64,126,121	$62,302,288	$30,148,529	$(71,872,632)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond

Tax Cost	$59,777,190	$415,093,164	$360,736,799	$164,840,158
Gross unrealized gain	340,162	1,365,060	1,610,192	852,627
Gross unrealized loss	(2,829,690)	(19,895,115)	(15,939,673)	(7,199,139)
Net unrealized security gain (loss)	$(2,489,528)	$(18,530,055)	$(14,329,481)	$(6,346,512)

The difference between GAAP-basis and tax-basis unrealized gains (losses) are attributable primarily to wash sales and differences in the tax treatment of market discount accretion and premium amortization.

Commerce and GSAM have reviewed the Funds’ tax positions for all open tax years (the current and prior three fiscal years) and have concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

7. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit Risk — The fixed income Funds are subject to credit risk because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s willingness to make such payments.

High Yield Risk — The Bond Fund and the Tax-Free Funds are subject to high yield risk. High yield securities are subject to greater levels of credit and liquidity risk. High yield securities are considered speculative with respect to an issuer’s ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Interest Rate Risks — The fixed income Funds are subject to interest rate risk. Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities.

Investment Companies Risk — The Funds may invest, consistent with their respective investment objectives and strategies, in securities of other investment companies subject to statutory limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies (except money market funds). The Funds will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies.

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

7. OTHER RISKS (continued)

LIBOR Risk — The London Interbank Offered Rate (“LIBOR”) is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, assetbacked and mortgage-related securities, interest rate swaps and other derivatives. For example, debt securities in which a Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. In addition, issuers of instruments in which a Fund invests may obtain financing at floating rates based on LIBOR, and a Fund may use leverage or borrowings based on LIBOR.

In July of 2017, the head of the UK Financial Conduct Authority (“FCA”) announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and ICE Benchmark Administrator announced that most LIBOR settings will no longer be published after December 31, 2021. On March 5, 2021, the administrator of LIBOR announced a delay in the phase out of the majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications having ceased on December 31, 2021. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing SOFR that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Funds. The effect of any changes to, or discontinuation of, LIBOR on the Funds will depend on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. For example, current information technology systems may be unable to accommodate new instruments and rates with features that differ from LIBOR. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

Liquidity Risk — The fixed income Funds are subject to liquidity risk. Each fixed income Fund may not be able to pay redemption proceeds within the time periods described in the Funds’ prospectus because of unusual market conditions, an unusually high number of redemption requests or other reasons. Liquidity risk may result from the lack of an active market or reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Certain portfolio securities held by the fixed income funds may be less liquid than others, which may make those securities difficult or impossible to sell at an advantageous time or price.

Market Risk — Certain securities and other investments held by a Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility. in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or’ other public health issues, recessions or other events or adverse investor sentiment. There is also a risk that a particular style of investing, such as growth, may underperform other styles of investing or the market generally.

General economic conditions and/or the activities of individual companies may cause the value of the securities in `a Fund to increase or decrease, sometimes rapidly or unpredictably. Your shares at redemption may be worth more or less than your initial investment. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in

THE COMMERCE FUNDS

7. OTHER RISKS (continued)

interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level. For instance, local or regional events such as war, terrorism, market manipulation, government defaults, government shutdowns, natural/environmental disasters, the spread of infectious illness (including epidemics or pandemics) or other public health issues, recessions or other events can, all negatively impact the securities markets, which could cause the Funds to lose value. Any market disruptions could also prevent a Fund from executing advantageous investment decisions in a timely manner. Funds that have focused their investments in a region enduring geopolitical market disruption will face higher risks of loss. Thus, investors should closely monitor current market conditions to determine whether a specific Fund meets their individual financial needs and tolerance for risk.

Mid-Cap and Small-Cap Risk — The Growth, Value and MidCap Growth Funds are subject to the risks associated with investing in equity securities of mid- and/or small-cap companies. Investing in securities of smaller and mid-sized companies may be riskier than investing in larger, more established companies. Smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. Also, these stocks may trade less often and in limited volume compared to larger cap stocks trading on a national securities exchange. The prices of these stocks may be more volatile than the prices of larger company stocks. As a result, a Fund’s net asset value may be subject to rapid and substantial changes.

Non-Diversified Risk — The Growth Fund is classified as a non-diversified fund under the Act. Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio.

Portfolio Concentration Risk — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, The Missouri Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of The Growth, Value and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in smaller and mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and The Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

7. OTHER RISKS (continued)

sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset-backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Quantitative Model Risk — The Growth, Value and MidCap Growth Funds are subject to the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative models used by the Adviser to manage The Growth, Value and MidCap Growth Funds may not perform as expected, particularly in volatile markets.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, in their experience, Commerce and GSAM believe the risk of loss under these arrangements to be remote.

9. OTHER MATTERS

Approval of Advisory Agreement — The Trustees oversee the management of the Trust, and review the investment performance and expenses of the Funds at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to reapprove and continue the Trust’s Advisory Agreement with the Adviser for the Funds (the “Advisory Agreement”).

The Advisory Agreement was most recently approved by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as such term is defined in the Act) of any party thereto (the “non-interested Trustees”), on November 16, 2021 (the “Annual Contract Meeting”).1

Prior to the Annual Contract Meeting, the Board of Trustees (the “Board”) received written materials provided by the Adviser and their independent consultant, Broadridge Financial Services, Inc. (“Broadridge”), relating to the Trustees’ consideration of the Advisory Agreement. During the Annual Contract Meeting, the Trustees also received and considered the Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the non-interested Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law and met separately in executive session with independent counsel without members of management present.

In evaluating the Advisory Agreement, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Adviser and its services and personnel. Both in meetings specifically dedicated to the review of the Advisory Agreement and meetings held during the year, the Trustees reviewed materials relating to the Adviser’s investment management services. Specifically, the Trustees reviewed, among other things, information relating to: (i) the terms

[1]	Pursuant to relief granted by the U.S. Securities and Exchange Commission (the “SEC”) in light of the COVID-19 pandemic (the “Relief”) and a determination by the Board of Trustees that reliance on the Relief was appropriate due to circumstances related to the current and potential effects of COVID-19, the meeting was held by video conference.

THE COMMERCE FUNDS

9. OTHER MATTERS (continued)

of the Advisory Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer categories selected by Broadridge, a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after expense reimbursements) and the total expenses borne by the Funds in comparison to those borne by mutual fund peer groups selected by Broadridge; (iv) the Adviser’s staffing for the Funds and the experience of the portfolio managers and other investment personnel; (v) the fees paid by the Funds to the Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; (vi) the profitability of the Advisory Agreement to the Adviser, and a comparison of the Adviser’s profitability with publicly reported profitability information of other advisers; (vii) information about fees charged to institutional accounts for which an affiliate of the Adviser, Commerce Trust Company (“CTC”), performs services similar to those performed for the Funds; and (viii) potential economies of scale.

In connection with their approval of the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision. As part of their review, the Trustees considered the following factors:

Nature, Quality and Extent of Services — The Trustees reviewed the nature, quality and extent of the services provided by the Adviser to the Funds, considering each Fund’s investment objectives, strategies and shareholder base and the information received from management throughout the year. They considered the resources available to the Adviser and its key investment personnel and their experience and length of service to the Funds. They took into account the presentations provided by the Adviser’s investment personnel at each Board meeting, which included analyses of Fund operations, holdings and performance and detailed descriptions of the operation of the Equity Funds’ quantitative models. The Trustees also considered the Adviser’s compliance record, investment and liquidity risk management programs, effectiveness of oversight over the Funds’ other service providers, communications to and support services for shareholders, services provided to the Funds as one of their co-administrators, adherence to the Funds’ investment policies, execution of portfolio transactions, cybersecurity and business continuity programs (including the current work from home environment), selection of broker dealers and other similar factors.

The Trustees considered that the Adviser had invested significant resources in the Funds and provided capable and experienced portfolio management and compliance staff for the Funds’ operations. They took into account that the Adviser managed the Funds’ assets using a highly disciplined and analytic money management and credit research process and exhibited an ability to attract and retain high quality personnel. The Trustees considered the longevity and stability of the Funds’ portfolio managers serving the Funds and noted that the portfolio managers averaged over thirty years of experience in the portfolio management business. They also considered matters related to the Adviser’s communications, including providing clear and concise reports to the Board and updating the Trustees frequently on Fund compliance and performance issues. In addition, they noted that the Adviser and its affiliates had other client relationships with many of the Funds’ shareholders and provided them with other services through these relationships. In addition, the Trustees took into account the Adviser’s compliance record and compliance oversight of the Funds’ other service providers. Accordingly, the Trustees concluded that the nature, quality, and extent of the services provided by the Adviser to each Fund under the Advisory Agreement was appropriate and that the Funds would benefit from the Adviser’s continued service to them.

Performance of the Funds — The Trustees considered the short-term and long-term performance of each Fund, bearing in mind the performance information that they received at the Annual Contract Meeting and at various other Board meetings held throughout the year. They reviewed performance in light of the recent volatile market conditions and each Fund’s investment objectives and strategies, including risk and credit parameters, as applicable. They also considered and discussed the Broadridge and other information provided during the Annual Contract Meeting, which included comparisons of each Fund’s performance with that of its benchmark and with the performance of comparable funds identified by Broadridge and data on the risk and return measures of each Fund.

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

9. OTHER MATTERS (continued)

The Trustees evaluated the performance of the Trust’s three Equity Funds for various periods ended September 30, 2021. Among other things, they noted that the performance of each of the Equity Funds had fallen below its Lipper category median for the one-year period. The Trustees also considered that The Value Fund had exceeded the Lipper category median for the three-year and ten-year periods and underperformed the Lipper category median for the Quarter, year-to-date, and five-year periods; The Growth Fund had underperformed its Lipper category median for all periods except the ten-year period; and The MidCap Growth Fund underperformed its Lipper category for all periods except the YTD. The Trustees considered that the Equity Funds’ quantitative models appeared to be operating consistently with the Adviser’s descriptions and expectations thereof. The Trustees further considered that the Adviser had separately recommended, upon Board and shareholder approval, a change of The Growth Fund’s classification under the 1940 Act from “diversified” to “non-diversified” in order to manage the Fund consistent with desired portfolio weighting and the Fund’s risk/return profile. After considering the benchmark and performance information of the Equity Funds, the Trustees concluded that The MidCap Growth, The Growth and The Value Funds had each performed satisfactorily and in line with their quantitative investment strategies.

The Trustees examined the performance of the Trust’s Fixed Income Funds for various periods ended September 30, 2021. Among other things, they considered that The Bond Fund had met or exceeded its Lipper category median for the YTD, one-, five-, and 10-year periods and underperformed its Lipper category median for the Quarter and three-year periods; The Short Term Government Fund had underperformed its Lipper category for all periods, except the three- and ten-year periods; The National Tax-Free Intermediate Bond Fund had underperformed its Lipper category median for the YTD and one-year periods but had outperformed in the Quarter, three-, five- and ten-year periods; The Missouri Tax-Free Intermediate Bond Fund outperformed its Lipper category median for the Quarter, YTD, three-, five- and ten-year periods but underperformed in the one-year period; and The Kansas Tax-Free Intermediate Bond Fund outperformed its Lipper median category for all periods except the YTD and one-year periods. In considering the benchmark performance for each of the tax-free Funds, the Board considered that the benchmarks included municipal securities of states other than those in which the Tax-Free Funds were invested. After reviewing the performance information of the Fixed Income Funds, the Trustees concluded that The Bond, The Short-Term Government, The National Tax-Free Intermediate Bond and The Missouri Tax-Free Intermediate Bond, and The Kansas Tax-Free Intermediate Bond Funds had performed satisfactorily over most time periods.

Fund Fees and Expenses — The Trustees then examined the Funds’ advisory fees and total net operating expenses. They reviewed each Fund’s advisory fees and net expense ratios compared to similar funds as presented in the Broadridge information. They considered that the advisory fees for The Bond, The Short-Term Government, The Growth, The MidCap Growth, The Value, and The Missouri Tax-Free Intermediate Bond Funds were below their respective Broadridge peer group averages, and The National Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund were above their respective Broadridge peer group averages. They also considered that the total net operating expenses for all Funds were equal or lower than their respective Broadridge peer group average. In addition, the Trustees considered the amount of assets in the Funds, the Funds’ share structure, the Adviser’s caps on total operating expenses for each of the Funds (except for The MidCap Growth Fund) and the reimbursements made by the Adviser to maintain those caps. The Trustees also considered the Broadridge expense versus one-year performance charts in determining that the Funds’ shareholders were generally receiving value for the services provided by the Adviser.

The Trustees took into account information provided at the Annual Contract Meeting that compared the Funds’ advisory fees to advisory fees charged by CTC, the Adviser’s affiliate, to similar institutional accounts managed by CTC personnel. The Trustees considered that these accounts were not managed by the Adviser, but some of the Adviser’s same investment personnel provided advisory services to CTC. In certain instances, the fees charged were lower than the fees charged to the Funds and in other instances the fees were about the same or higher. Specifically, the Trustees noted that The MidCap Growth and The Short-Term Government Funds generally paid higher management fees than CTC’s similar institutional accounts; The Growth and The Bond Funds generally paid management fees in the middle range as compared to CTC’s similar institutional

THE COMMERCE FUNDS

9. OTHER MATTERS (continued)

accounts; and The Value Fund generally paid lower management fees than CTC’s similar institutional accounts. The Trustees did not review similar comparative fee information for The Tax-Free Funds because the Adviser and CTC did not offer investment services to comparable institutional accounts. The Trustees also noted that the Adviser provided significant additional services for the Funds that its affiliate did not provide to non-mutual fund clients, including but not limited to administrative services, regulatory compliance support and testing, Board support, oversight of the Funds’ other service providers, risk management monitoring and various other services, and, that in servicing the Funds, the Adviser assumed legal risks that its affiliate did not assume in servicing many of its similar clients.

Costs of Services and Profits Realized by the Adviser — The Board examined the Adviser’s cost of providing advisory services to the Funds, both on a pre-marketing and post-marketing cost basis, as well as its profitability. The Trustees considered that the Adviser appeared to have a rigorous and consistent program in place to control Fund expenses and noted that all eight of the Funds had total net operating expenses equal to or under their respective Broadridge peer group averages. They considered the Adviser’s profitability in light of the profitability of other investment advisers’ publicly-reported profitability margins and took into account that profitability varied significantly based on an asset manager’s business model, products, services and other factors, making comparisons somewhat unreliable. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser supported the renewal of the Advisory Agreement.

Economies of Scale — The Trustees also considered that the Funds (other than The Growth and The Value Funds) had breakpoints in their respective advisory fee schedules. In addition, they considered that the Adviser was reimbursing expenses to certain of the Funds to keep them within their fee caps.

Fall-Out Benefits — The Trustees further considered that the Adviser benefitted from its relationship with the Funds through, among other things, its contract as a Co-Administrator of the Funds, and the Funds’ contribution to the scale of the Adviser’s advisory business. The Trustees noted that they received regular, quarterly reports on the Adviser’s soft dollar program and that its program was in compliance with Section 28(e) of the Securities Exchange Act of 1934. They considered that the Adviser did not “pay up” for soft dollar trades and had a system in place to test for best execution, which was regularly reviewed by the Board.

Conclusion — The Trustees reviewed and discussed the information that had been submitted to them in connection with the reapproval of the Advisory Agreement. They gave weight to various factors but did not identify any particular factor as controlling their decision. The Trustees considered the Broadridge comparative information with respect to Fund performance, fees and profitability of the Adviser, Fund assets levels, the Fund’s shareholder base and distribution model and Commerce’s relationship with and services to the shareholders. They concluded that Commerce had provided value to shareholders at a reasonable price and that Fund performance was generally competitive. After further discussion, the Trustees concluded that the investment advisory fees paid by the Funds were reasonable in light of the services provided by the Adviser, Fund performance, the Adviser’s costs and the Funds’ current and reasonably foreseeable asset levels as well as the fallout benefits to the Adviser. For these reasons, the Board determined that the Advisory Agreement should be reapproved and continued.

10. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Commerce and GSAM have concluded that there is no impact requiring adjustment or disclosure in the financial statements.

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	The Growth Fund
	For the Six Months Ended April 30, 2022 (Unaudited)	For the Fiscal Year Ended October 31, 2021
Shares sold	444,568	443,948
Reinvestment of distributions	271,276	53,142
Shares redeemed	(503,993)	(1,296,453)

Net Increase (Decrease)	211,851	(799,363)

	The Value Fund
	For the Six Months Ended April 30, 2022 (Unaudited)	For the Fiscal Year Ended October 31, 2021
Shares sold	672,273	2,262,170
Reinvestment of distributions	182,995	100,407
Shares redeemed	(870,633)	(1,819,312)

Net Increase (Decrease)	(15,365)	543,265

	The MidCap Growth Fund
	For the Six Months Ended April 30, 2022 (Unaudited)	For the Fiscal Year Ended October 31, 2021
Shares sold	469,872	510,402
Reinvestment of distributions	212,438	49,502
Shares redeemed	(580,700)	(1,560,842)

Net Increase (Decrease)	101,610	(1,000,938)

	The Bond Fund
	For the Six Months Ended April 30, 2022 (Unaudited)	For the Fiscal Year Ended October 31, 2021
Shares sold	4,542,491	10,252,864
Reinvestment of distributions	309,918	432,577
Shares redeemed	(5,365,670)	(12,172,334)

Net Decrease	(513,261)	(1,486,893)

THE COMMERCE FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	The Short-Term Government Fund
	For the Six Months Ended April 30, 2022 (Unaudited)	For the Fiscal Year Ended October 31, 2021
Shares sold	479,704	1,626,294
Reinvestment of distributions	19,710	46,295
Shares redeemed	(511,801)	(1,969,117)

Net Decrease	(12,387)	(296,528)

	The National Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2022 (Unaudited)	For the Fiscal Year Ended October 31, 2021
Shares sold	2,997,902	2,862,702
Reinvestment of distributions	20,208	19,468
Shares redeemed	(4,138,640)	(2,604,749)

Net Increase (Decrease)	(1,120,530)	277,421

	The Missouri Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2022 (Unaudited)	For the Fiscal Year Ended October 31, 2021
Shares sold	2,565,944	2,640,895
Reinvestment of distributions	19,771	39,928
Shares redeemed	(3,161,644)	(2,445,369)

Net Increase (Decrease)	(575,929)	235,454

	The Kansas Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2022 (Unaudited)	For the Fiscal Year Ended October 31, 2021
Shares sold	581,195	1,027,266
Reinvestment of distributions	6,551	9,304
Shares redeemed	(819,644)	(1,179,269)

Net Decrease	(231,898)	(142,699)

THE COMMERCE FUNDS

Fund Expenses – Six Month Period Ended April 30, 2022 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021 through April 30, 2022, which represents a period of 181 days in a 365-day year.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22		Expenses Paid for the 6 months ended 4/30/22*	Beginning Account Value 11/1/21	Ending Account Value 4/30/22		Expenses Paid for the 6 months ended 4/30/22*	Beginning Account Value 11/1/21	Ending Account Value 4/30/22		Expenses Paid for the 6 months ended 4/30/22*	Beginning Account Value 11/1/21	Ending Account Value 4/30/22		Expenses Paid for the 6 months ended 4/30/22*

	The Growth Fund				The Value Fund				The MidCap Growth Fund				The Bond Fund
Share Class
Actual	$1,000.00	$854.50		$3.17	$1,000.00	$1,001.00		$3.22	$1,000.00	$833.70		$3.41	$1,000.00	$909.90		$2.94
Hypothetical 5% return	1,000.00	1,021.37	+	3.46	1,000.00	1,021.57	+	3.26	1,000.00	1,021.08	+	3.76	1,000.00	1,021.72	+	3.11

	The Short-Term Government Fund				The National Tax-Free Intermediate Bond Fund				The Missouri Tax-Free Intermediate Bond Fund				The Kansas Tax-Free Intermediate Bond Fund
Share Class
Actual	$1,000.00	$955.20		$3.30	$1,000.00	$926.60		$2.72	$1,000.00	$931.30		$2.97	$1,000.00	$927.40		$3.35
Hypothetical 5% return	1,000.00	1,021.42	+	3.41	1,000.00	1,021.97	+	2.86	1,000.00	1,021.72	+	3.11	1,000.00	1,021.32	+	3.51

*	Expenses are calculated using each Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2022. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized net expense ratios for the period were as follows:

Fund		Fund
Growth Fund	0.69%	Short Term Government Fund	0.68%
Value Fund	0.65	National Tax-Free Intermediate Bond Fund	0.57
MidCap Growth Fund	0.75	Missouri Tax-Free Intermediate Bond Fund	0.62
Bond Fund	0.62	Kansas Tax-Free Intermediate Bond Fund	0.70

+	Hypothetical expenses are based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses.

THE COMMERCE FUNDS

Impact of Russian Invasion of Ukraine (Unaudited)

The Russian invasion of Ukraine has negatively affected the global economy and has resulted in significant disruptions in financial markets and increased macroeconomic uncertainty. In addition, governments around the world have responded to Russia’s invasion by imposing economic sanctions and export controls on certain industry sectors, companies and individuals in or associated with Russia. Russia has imposed its own restrictions against investors and countries outside Russia and has proposed additional measures aimed at non-Russian-owned businesses. Businesses in the U.S. and globally have experienced shortages in materials and increased costs for transportation, energy and raw materials due, in part, to the negative effects of the war on the global economy. The escalation or continuation of the war between Russia and Ukraine or other hostilities presents heightened risks relating to cyber-attacks, the frequency and volume of failures to settle securities transactions, supply chain disruptions, inflation, as well as the potential for increased volatility in commodity, currency and other financial markets. The extent and duration of the war, sanctions and resulting market disruptions, as well as the potential adverse consequences for the Funds operations are difficult to predict.

THE COMMERCE FUNDS

The Commerce Funds

The Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. The Fund is non-diversified. The Growth Fund invested 44.8% and 43.6% in the information technology sector, and 17.1% and 18% in the consumer discretionary sector, as of April 30, 2022 and October 31, 2021, respectively. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors.

Additionally, companies engaged in the consumer discretionary sector are affected by fluctuations in supply and demand and changes in consumer preferences, social trends and marketing campaigns. Changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations also may adversely affect these companies.

The Fund is also subject to quantitative model risk, which is the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.

The Value Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. The Value Fund invested 17.4% and 21% in the financials sector and 15.7% and 14.5% in the health care sector, as of April 30, 2022 and October 31, 2021, respectively. The Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. Factors such as extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products, services and facilities, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, costs associated with obtaining and protecting patents, product liability and other claims, changes in technologies and other market developments can affect companies in the health care sector. The Fund is also subject to quantitative model risk, which is the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.

The MidCap Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors. The MidCap Growth Fund invested 33.6% and 31.5% in the information technology sector, 16.5% and 14.9% in the industrials sector and 16.1% and 17.5% in the health care sector, as of April 30, 2022 and October 31, 2021, respectively. Changes in government regulation, world events and economic conditions may adversely affect companies in the industrials sector. In addition, these companies are at risk for environmental and product liability damage claims. Also, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations could adversely affect the companies in this sector. Additionally, factors such as extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products, services and facilities, pricing pressure, an increased

THE COMMERCE FUNDS

emphasis on outpatient services, limited number of products, industry innovation, costs associated with obtaining and protecting patents, product liability and other claims, changes in technologies and other market developments can affect companies in the health care sector. The Fund invests in small- and mid-capitalization securities. Generally, smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. As a result, the securities of smaller and mid-sized companies may involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic trading and price movements. The Fund is also subject to quantitative model risk, which is the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.

The Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity and enhanced sensitivity to interest rates. Asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

The Short-Term Government Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity and enhanced sensitivity to interest rates.

The National Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. The Fund’s investments may subject shareholders to the federal alternative minimum tax and state income taxes.

The Missouri Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Missouri bonds. The actual payment of principal and interest on these bonds is dependent on the Missouri General Assembly allotting money each fiscal year for these payments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

The Kansas Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Kansas bonds. The actual payment of principal and interest on these bonds is dependent on the Kansas legislature allotting money each fiscal year for these payments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

THE COMMERCE FUNDS

Supplemental Proxy Information (Unaudited)

A special meeting of shareholders (the “Meeting”) of The Commerce Funds, on behalf of its series The Growth Fund (the “Fund”), was held virtually on Friday, March 25, 2022. The Meeting was held for the following purpose:

(1) To approve the change of the Fund’s classification under the Investment Company Act of 1940 from “diversified” to “non-diversified” and to eliminate the Fund’s related fundamental investment limitation.

The result of the proxy solicitation on the above matter is shown below.

Shares Voted
For	3,368,629
Against	6,058
Abstain	1,908

ADVISER AND CO-ADMINISTRATOR

COMMERCE INVESTMENT ADVISORS, INC.

CUSTODIAN/ACCOUNTING AGENT

STATE STREET BANK & TRUST COMPANY

1 Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT

DST ASSET MANAGER SOLUTIONS, INC.

2000 Crown Colony Drive
Quincy, Massachusetts 02167

DISTRIBUTOR

Goldman Sachs & Co. LLC

200 West Street
New York, New York 10282

CO-ADMINISTRATOR

Goldman Sachs Asset Management, L.P.

200 West Street
New York, New York 10282

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

Two Financial Center
60 South Street
Boston, Massachusetts 02111

LEGAL COUNSEL

Stradley Ronon Stevens & Young, LLP

IMPORTANT INFORMATION

This Semi-Annual Report contains facts concerning The Commerce Funds' objectives and policies, management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money.

The Commerce Funds are advised by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, which receives a fee for its services. The Commerce Funds are distributed by Goldman Sachs & Co. LLC.

A description of the policies and procedures that The Commerce Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-995-6365 and (ii) on the SEC's website at http://www.sec.gov.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should consider a Fund's objective, risks, and charges and expenses, and read the Prospectus carefully before investing or sending money. The Prospectus contains this and other information about a Fund and may be obtained from your authorized dealer or from Commerce Funds by calling 1-800-995-6365.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

ADVISER AND CO-ADMINISTRATOR
COMMERCE INVESTMENT ADVISORS, INC.
1000 Walnut, 15th Floor,Suite 1580 Kansas City,Missouri 64106
CUSTODIAN/ACCOUNTING AGENT
STATESTREET BANK &TRUST COMPANY
1Lincoln Street
Boston, Massachusetts02111
TRANSFER AGENT
DSTASSET MANAGER SOLUTIONS, INC.
2000 Crown Colony Drive Quincy,Massachusetts02167
DISTRIBUTOR
Goldman Sachs &Co. LLC
200 West Street
New York, New York 10282
CO-ADMINISTRATOR
Goldman Sachs AssetManagement, L.P.
200 West Street
New York, New York 10282
INDEPENDENT PUBLIC ACCOUNTING REGISTERED FIRM
KPMG LLP
TwoFinancial Center
60 South Street
Boston, Massachusetts02111
LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W., Suite 700
Washington, District of Columbia 20006
IMPORTANT INFORMATION
This Semi-Annual Reportcontains facts concerning TheCommerce Funds’ objectivesand policies,management, expenses,and other information. For more complete information about TheCommerce Funds,aprospectus maybeobtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money.
TheCommerce Funds are advised by Commerce Investment Advisors,Inc., asubsidiaryofCommerce Bank, whichreceivesafee for its services. TheCommerce Funds are distributed by Goldman Sachs &Co. LLC.
TheCommerce Funds file their complete schedule of portfolio holdings with the Securities and ExchangeCommission (the “SEC”) for the first and third quarters of each fiscal year on Form N PORT. The Funds’ Form N-PORT is available on the SEC’s website at http://www.sec.gov. Adescription of the policies and procedures that TheCommerce Funds use to determine howtovote proxies relating to portfolio securities and information regarding howthe Funds voted proxies relating to portfolio securities during the most recent 12-month periodended June 30 is available (i) without change, upon request by calling 1-800-995-6365 and (ii) on the SEC’swebsite at http://www.sec.gov.
This material is not authorized fordistribution to prospective investorsunless preceded or accompanied by acurrent Prospectus. Investorsshould consider aFund’sobjective,risks, and charges and expenses, and read the Prospectus carefullybeforeinvesting or sending money.The Prospectus contains this and other information about aFund and may be obtained from your authorized dealer or from Commerce Funds by calling 1-800-995-6365.
NOTFDIC INSURED MAYLOSE VALUE NO BANK GUARANTEE

277190-OTU-1599697
TRUSTEES
V. Raymond Stranghoener
Chairman
Charles W. Peffer
Lead Independent Trustee
J.-J. Landers Carnal
Scott D. Monette
Erika Z. Schenk
OFFICERS
William Schuetter
President
Laura Spidle
Vice President, Chief Compliance Officer;
Anti-Money Laundering Officer and Secretary
Jeffrey Bolin
Vice President and Assistant Treasurer
Peter W. Fortner
Chief Accounting Officer and Treasurer
Ericka Sieger
Assistant Treasurer
Melissa O’Neill
Assistant Secretary
COMMERCE FUNDS
1000 Walnut Street, 15th Floor, Suite 1580
Kansas City, Missouri 64106
WWW.COMMERCEFUNDS.COM
1-800-995-6365

(b) Not applicable.

ITEM 2.	CODE OF ETHICS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT	COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED	PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There has been no material change to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS

(a)(1)	The information required by this Item is only required in an annual report on this Form N-CSR.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE COMMERCE FUNDS

/s/ Bill Schuetter
Bill Schuetter
President
June 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Bill Schuetter
Bill Schuetter
President
The Commerce Funds
June 30, 2022

/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer
The Commerce Funds
June 30, 2022